UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc.,

3435 Stelzer Road,

Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-833-7113

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Item 1.	Reports to Stockholders.

AZL® Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Balanced Index Strategy Fund	$1,000.00	$1,048.70	$0.41	0.08%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Balanced Index Strategy Fund	$1,000.00	$1,024.40	$0.40	0.08%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Fixed Income	49.8%
Domestic Equities	37.7
International Equities	12.5
Money Market	—	^

Total Investment Securities	100.0
Net other assets (liabilities)	—	^

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
19,366,004	AZL Enhanced Bond Index Fund	$214,188,000
3,108,000	AZL International Index Fund	53,861,633
1,366,066	AZL Mid Cap Index Fund	32,853,898
8,152,805	AZL S&P 500 Index Fund, Class 2	112,264,130
1,097,151	AZL Small Cap Stock Index Fund	17,675,105

Total Affiliated Investment Companies (Cost $333,290,052)		430,842,766

Unaffiliated Investment Company (0.0%):
18,920	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	18,920

Total Unaffiliated Investment Company (Cost $18,920)		18,920

Total Investment Securities (Cost $333,308,972)(b) — 100.0%		430,861,686
Net other assets (liabilities) — 0.0%		138,459

Net Assets — 100.0%		$431,000,145

Percentages indicated are based on net assets as of June 30, 2014.

(a)	The rate represents the effective yield at June 30, 2014.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

2

AZL Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$18,920
Investments in affiliates, at cost	333,290,052

Total Investment securities, at cost	$333,308,972

Investments in non-affiliates, at value	$18,920
Investments in affiliates, at value	430,842,766

Total Investment securities, at value	430,861,686
Receivable for capital shares issued	194,282
Prepaid expenses	1,872

Total Assets	431,057,840

Liabilities:
Payable for affiliated investments purchased	18,920
Payable for capital shares redeemed	3,422
Manager fees payable	17,596
Administration fees payable	113
Custodian fees payable	563
Administrative and compliance services fees payable	1,359
Trustee fees payable	2,956
Other accrued liabilities	12,766

Total Liabilities	57,695

Net Assets	$431,000,145

Net Assets Consist of:
Capital	$319,508,910
Accumulated net investment income/(loss)	5,844,129
Accumulated net realized gains/(losses) from investment transactions	8,094,392
Net unrealized appreciation/(depreciation) on investments	97,552,714

Net Assets	$431,000,145

Shares of beneficial interest (unlimited number of shares authorized, no par value)	26,688,695
Net Asset Value (offering and redemption price per share)	$16.15

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends from affiliates	$—

Total Investment Income	—

Expenses:
Manager fees	103,765
Administration fees	26,764
Custodian fees	774
Administrative and compliance services fees	3,387
Trustee fees	10,624
Professional fees	8,068
Shareholder reports	6,833
Other expenses	3,993

Total expenses	164,208

Net Investment Income/(Loss)	(164,208)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	3,482,435
Change in net unrealized appreciation/depreciation on investments	16,638,101

Net Realized/Unrealized Gains/(Losses) on Investments	20,120,536

Change in Net Assets Resulting From Operations	$19,956,328

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL Balanced Index Strategy Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(164,208)	$4,213,776
Net realized gains/(losses) on investment transactions	3,482,435	6,894,634
Change in unrealized appreciation/depreciation on investments	16,638,101	35,462,711

Change in net assets resulting from operations	19,956,328	46,571,121

Dividends to Shareholders:
From net investment income	—	(6,512,409)
From net realized gains	—	(1,087,438)

Change in net assets resulting from dividends to shareholders	—	(7,599,847)

Capital Transactions:
Proceeds from shares issued	18,022,174	47,430,337
Proceeds from dividends reinvested	—	7,599,846
Value of shares redeemed	(20,960,478)	(34,130,779)

Change in net assets resulting from capital transactions	(2,938,304)	20,899,404

Change in net assets	17,018,024	59,870,678
Net Assets:
Beginning of period	413,982,121	354,111,443

End of period	$431,000,145	$413,982,121

Accumulated net investment income/(loss)	$5,844,129	$6,008,337

Share Transactions:
Shares issued	1,154,894	3,212,441
Dividends reinvested	—	519,825
Shares redeemed	(1,342,314)	(2,322,343)

Change in shares	(187,420)	1,409,923

See accompanying notes to the financial statements.

4

AZL Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	July 10, 2009 to December 31, 2009 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.40		$13.91	$12.84	$12.63	$11.43	$10.00

Investment Activities:
Net Investment Income/(Loss)	—	(b)	0.15	0.13	0.10	0.06	—	(b)
Net Realized and Unrealized Gains/(Losses) on Investments	0.75		1.63	1.19	0.20	1.14	1.43

Total from Investment Activities	0.75		1.78	1.32	0.30	1.20	1.43

Dividends to Shareholders From:
Net Investment Income	—		(0.25)	(0.19)	(0.09)	—	—
Net Realized Gains	—		(0.04)	(0.06)	—	—	—

Total Dividends	—		(0.29)	(0.25)	(0.09)	—	—

Net Asset Value, End of Period	$16.15		$15.40	$13.91	$12.84	$12.63	$11.43

Total Return(c)	4.87	%(d)	12.93%	10.29%	2.41%	10.50%	14.30	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$431,000		$413,982	$354,111	$298,174	$219,392	$137,067
Net Investment Income/(Loss)(e)	(0.08)%		1.10%	1.08%	1.10%	0.58%	(0.03)%
Expenses Before Reductions* (e) (f)	0.08%		0.08%	0.09%	0.09%	0.10%	0.20%
Expenses Net of Reductions* (e)	0.08%		0.08%	0.09%	0.09%	0.10%	0.20%
Portfolio Turnover Rate(g)	4	%(d)	8%	7%	6%	4%	50	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Balanced Index Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Balanced Index Strategy Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

6

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2014, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2014, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2014 is as follows:

	Fair Value 12/31/13	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/14	Dividend Income
AZL Enhanced Bond Index Fund	$203,106,444	$9,357,813	$(5,775,694)	$(145,051)	$7,644,488	$214,188,000	$—
AZL International Index Fund	52,704,199	2,869,852	(4,106,722)	771,804	1,622,500	53,861,633	—
AZL Mid Cap Index Fund	31,706,819	917,477	(2,029,165)	565,898	1,692,869	32,853,898	—
AZL S&P 500 Index Fund, Class 2	108,740,465	3,227,048	(7,133,392)	2,006,874	5,423,134	112,264,129	—
AZL Small Cap Stock Index Fund	17,122,526	905,373	(890,164)	282,909	254,461	17,675,105	—

	$413,380,453	$17,277,563	$(19,935,137)	$3,482,434	$16,637,452	$430,842,765	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $2,473 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

7

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Companies	$430,842,766	$—	$430,842,766
Unaffiliated Investment Company	18,920	—	18,920

Total Investment Securities	$430,861,686	$—	$430,861,686

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Balanced Index Strategy Fund	$17,277,563	$19,935,137

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the period ended June 30, 2014, the Fund did not directly invest in derivatives.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $334,029,222. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$97,552,714
Unrealized depreciation	(720,250)

Net unrealized appreciation depreciation	$96,832,464

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Balanced Index Strategy Fund	$6,512,409	$1,087,438	$7,599,847

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Balanced Index Strategy Fund	$6,008,338	$5,277,408	$—	$80,249,161	$91,534,907

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® Growth Index Strategy Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Growth Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Growth Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Growth Index Strategy Fund	$1,000.00	$1,054.90	$0.36	0.07%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL Growth Index Strategy Fund	$1,000.00	$1,024.45	$0.35	0.07%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Domestic Equities	56.3%
Fixed Income	24.7
International Equities	18.9

Total Investment Securities	99.9
Net other assets (liabilities)	0.1

Net Assets	100.0%

1

AZL Growth Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (99.9%):
32,090,960	AZL Enhanced Bond Index Fund	$354,926,021
15,702,519	AZL International Index Fund	272,124,656
6,655,422	AZL Mid Cap Index Fund	160,062,895
41,238,259	AZL S&P 500 Index Fund, Class 2	567,850,821
5,009,806	AZL Small Cap Stock Index Fund	80,707,979

Total Affiliated Investment Companies (Cost $1,056,612,475)		1,435,672,372

Total Investment Securities
(Cost $1,056,612,475)(a) — 99.9%		1,435,672,372
Net other assets (liabilities) — 0.1%		1,019,821

Net Assets — 100.0%		$1,436,692,193

Percentages indicated are based on net assets as of June 30, 2014.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

2

AZL Growth Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investments in affiliates, at cost	$1,056,612,475

Investments in affiliates, at value	$1,435,672,372
Receivable for capital shares issued	1,879,979
Receivable for affiliated investments sold	124,379
Prepaid expenses	5,912

Total Assets	1,437,682,642

Liabilities:
Cash overdraft	124,378
Payable for capital shares redeemed	764,597
Manager fees payable	58,689
Administration fees payable	229
Custodian fees payable	432
Administrative and compliance services fees payable	3,360
Trustee fees payable	7,456
Other accrued liabilities	31,308

Total Liabilities	990,449

Net Assets	$1,436,692,193

Net Assets Consist of:
Capital	$1,031,944,560
Accumulated net investment income/(loss)	16,286,689
Accumulated net realized gains/(losses) from investment transactions	9,401,047
Net unrealized appreciation/(depreciation) on investments	379,059,897

Net Assets	$1,436,692,193

Shares of beneficial interest (unlimited number of shares authorized, no par value)	76,270,071
Net Asset Value (offering and redemption price per share)	$18.84

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Foreign tax reclaims received	$49

Total Investment Income	49

Expenses:
Manager fees	343,171
Administration fees	30,274
Custodian fees	814
Administrative and compliance services fees	11,380
Trustee fees	35,547
Professional fees	26,608
Shareholder reports	18,927
Other expenses	13,741

Total expenses	480,462

Net Investment Income/(Loss)	(480,413)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	4,808,640
Change in net unrealized appreciation/depreciation on investments	70,366,274

Net Realized/Unrealized Gains/(Losses) on Investments	75,174,914

Change in Net Assets Resulting From Operations	$74,694,501

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL Growth Index Strategy Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(480,413)	$13,754,079
Net realized gains/(losses) on investment transactions	4,808,640	9,088,898
Change in unrealized appreciation/depreciation on investments	70,366,274	194,361,517

Change in net assets resulting from operations	74,694,501	217,204,494

Dividends to Shareholders:
From net investment income	—	(14,002,980)
From net realized gains	—	(2,637,482)

Change in net assets resulting from dividends to shareholders	—	(16,640,462)

Capital Transactions:
Proceeds from shares issued	59,066,127	214,946,967
Proceeds from dividends reinvested	—	16,640,462
Value of shares redeemed	(44,904,020)	(47,458,985)

Change in net assets resulting from capital transactions	14,162,107	184,128,444

Change in net assets	88,856,608	384,692,476
Net Assets:
Beginning of period	1,347,835,585	963,143,109

End of period	$1,436,692,193	$1,347,835,585

Accumulated net investment income/(loss)	$16,286,689	$16,767,102

Share Transactions:
Shares issued	3,283,476	12,978,538
Dividends reinvested	—	1,001,834
Shares redeemed	(2,493,734)	(2,894,753)

Change in shares	789,742	11,085,619

See accompanying notes to the financial statements.

4

AZL Growth Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	July 10, 2009 to December 31, 2009 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$17.86		$14.96	$13.37	$13.44	$11.85	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.01)		0.16	0.13	0.07	0.07	—	(b)
Net Realized and Unrealized Gains/(Losses) on Investments	0.99		2.97	1.64	(0.07)	1.52	1.85

Total from Investment Activities	0.98		3.13	1.77	—	1.59	1.85

Dividends to Shareholders From:
Net Investment Income	—		(0.20)	(0.16)	(0.07)	— (b)	—	(b)
Net Realized Gains	—		(0.03)	(0.02)	— (b)	—	—

Total Dividends	—		(0.23)	(0.18)	(0.07)	— (b)	—	(b)

Net Asset Value, End of Period	$18.84		$17.86	$14.96	$13.37	$13.44	$11.85

Total Return(b)	5.49	%(d)	21.07%	13.33%	0.01%	13.42%	18.50	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,436,692		$1,347,836	$963,143	$764,506	$384,050	$171,361
Net Investment Income/(Loss)(e)	(0.07)%		1.20%	1.10%	1.16%	0.82%	—
Expenses Before Reductions* (e) (f)	0.07%		0.07%	0.08%	0.08%	0.08%	0.20%
Expenses Net of Reductions* (e)	0.07%		0.07%	0.08%	0.08%	0.08%	0.20%
Portfolio Turnover Rate(g)	3	%(d)	3%	6%	3%	9%	44	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Growth Index Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Growth Index Strategy Fund	0.05%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the

6

AZL Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2014, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2014, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2014 is as follows:

	Fair Value 12/31/13	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/14	Dividend Income
AZL Enhanced Bond Index Fund	$331,199,907	$25,682,014	$(14,368,457)	$(439,742)	$12,852,299	$354,926,021	$—
AZL International Index Fund	258,583,865	9,390,304	(7,922,869)	996,055	11,077,301	272,124,656	—
AZL Mid Cap Index Fund	148,403,937	2,685,356	(1,885,210)	418,257	10,440,555	160,062,895	—
AZL S&P 500 Index Fund, Class 2	533,471,868	12,823,251	(15,826,493)	3,600,483	33,781,712	567,850,821	—
AZL Small Cap Stock Index Fund	74,370,084	4,841,393	(948,401)	230,686	2,214,217	80,707,979	—

	$1,346,029,661	$55,422,318	$(40,951,430)	$4,805,739	$70,366,084	$1,435,672,372	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $8,080 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

7

AZL Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Affiliated Investment Companies	$1,435,672,372	$—	$1,435,672,372

Total Investment Securities	$1,435,672,372	$—	$1,435,672,372

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Growth Index Strategy Fund	$55,422,318	$40,951,430

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the period ended June 30, 2014, the Fund did not directly invest in derivatives.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $1,059,159,497. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$379,059,897
Unrealized depreciation	(2,547,022)

Net unrealized appreciation depreciation	$376,512,875

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Growth Index Strategy Fund	$14,002,980	$2,637,482	$16,640,462

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Growth Index Strategy Fund	$16,767,102	$6,699,498	$—	$306,586,532	$330,053,132

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8

AZL Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® MVP Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL MVP Balanced Index Strategy Fund	$1,000.00	$1,048.20	$0.76	0.15%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL MVP Balanced Index Strategy Fund	$1,000.00	$1,024.05	$0.75	0.15%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Fixed Income	47.3%
Domestic Equities	34.9
International Equities	12.5
Money Market	3.2

Total Investment Securities	97.9
Net other assets (liabilities)	2.1

Net Assets	100.0%

1

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.7%):
7,979,487	AZL Enhanced Bond Index Fund	$88,253,126
1,339,609	AZL International Index Fund	23,215,427
582,830	AZL Mid Cap Index Fund	14,017,052
3,167,212	AZL S&P 500 Index Fund, Class 2	43,612,508
464,510	AZL Small Cap Stock Index Fund	7,483,249

Total Affiliated Investment Companies (Cost $156,570,279)		176,581,362

Unaffiliated Investment Companies (3.2%):
386,022	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	386,022
5,500,000	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.00%(a)(b)	5,500,000

Total Unaffiliated Investment Companies (Cost $5,886,022)		5,886,022

Total Investment Securities (Cost $162,456,301)(c) — 97.9%		182,467,384
Net other assets (liabilities) — 2.1%		3,834,945

Net Assets — 100.0%		$186,302,329

Percentages indicated are based on net assets as of June 30, 2014.

(a)	The rate represents the effective yield at June 30, 2014.

(b)	Security purchased with cash that was segregated to cover margin requirements for open futures contracts as of June 30, 2014.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $3,767,558 has been segregated to cover margin requirements for the following open contracts as of June 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/19/14	36	$4,506,188	$(10,683)
S&P 500 Index E-Mini September Futures	Long	9/19/14	47	4,588,140	66,933

Total					$56,250

See accompanying notes to the financial statements.

2

AZL MVP Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$5,886,022
Investments in affiliates, at cost	156,570,279

Total Investment securities, at cost	$162,456,301

Investments in non-affiliates, at value	$5,886,022
Investments in affiliates, at value	176,581,362

Total Investment securities, at value	182,467,384
Segregated cash for collateral	3,767,558
Interest and dividends receivable	4
Receivable for capital shares issued	457,974
Prepaid expenses	687

Total Assets	186,693,607

Liabilities:
Payable for affiliated investments purchased	366,261
Manager fees payable	14,965
Administration fees payable	132
Custodian fees payable	851
Administrative and compliance services fees payable	746
Trustee fees payable	1,748
Other accrued liabilities	6,575

Total Liabilities	391,278

Net Assets	$186,302,329

Net Assets Consist of:
Capital	$162,849,105
Accumulated net investment income/(loss)	1,717,073
Accumulated net realized gains/(losses) from investment transactions	1,668,818
Net unrealized appreciation/(depreciation) on investments	20,067,333

Net Assets	$186,302,329

Shares of beneficial interest (unlimited number of shares authorized, no par value)	14,774,093
Net Asset Value (offering and redemption price per share)	$12.61

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$4

Total Investment Income	4

Expenses:
Manager fees	83,261
Administration fees	25,931
Custodian fees	1,172
Administrative and compliance services fees	1,476
Trustee fees	4,572
Professional fees	3,351
Shareholder reports	2,422
Other expenses	1,609

Total expenses	123,794

Net Investment Income/(Loss)	(123,790)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	132,399
Net realized gains/(losses) on futures contracts	451,079
Change in net unrealized appreciation/depreciation on investments	7,705,052

Net Realized/Unrealized Gains/(Losses) on Investments	8,288,530

Change in Net Assets Resulting From Operations	$8,164,740

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Balanced Index Strategy Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(123,790)	$1,260,086
Net realized gains/(losses) on investment transactions	583,478	1,673,628
Change in unrealized appreciation/depreciation on investments	7,705,052	10,528,247

Change in net assets resulting from operations	8,164,740	13,461,961

Dividends to Shareholders:
From net realized gains	—	(28,076)

Change in net assets resulting from dividends to shareholders	—	(28,076)

Capital Transactions:
Proceeds from shares issued	24,370,792	73,823,727
Proceeds from dividends reinvested	—	28,076
Value of shares redeemed	(1,779,852)	(5,569,194)

Change in net assets resulting from capital transactions	22,590,940	68,282,609

Change in net assets	30,755,680	81,716,494
Net Assets:
Beginning of period	155,546,649	73,830,155

End of period	$186,302,329	$155,546,649

Accumulated net investment income/(loss)	$1,717,073	$1,840,863

Share Transactions:
Shares issued	1,991,040	6,510,623
Dividends reinvested	—	2,458
Shares redeemed	(146,857)	(491,436)

Change in shares	1,844,183	6,021,645

See accompanying notes to the financial statements.

4

AZL MVP Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	January 10, 2012 to December 31, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.03		$10.69	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.03)		0.10	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	0.61		1.24	0.77

Total from Investment Activities	0.58		1.34	0.85

Dividends to Shareholders From:
Net Investment Income	—		—	(0.14)
Net Realized Gains	—		— (b)	(0.02)

Total Dividends	—		— (b)	(0.16)

Net Asset Value, End of Period	$12.61		$12.03	$10.69

Total Return(c)	4.82	%(d)	12.56%	8.50	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$186,302		$155,547	$73,830
Net Investment Income/(Loss)(e)	(0.15)%		1.09%	1.41%
Expenses Before Reductions* (e) (f)	0.15%		0.17%	0.39%
Expenses Net of Reductions* (e)	0.15%		0.17%	0.21%
Portfolio Turnover Rate(g)	1	%(d)	4%	11	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations. During the period from January 10, 2012 to December 10, 2012, the Fund’s primary vehicle for gaining exposure to derivatives was through investments in its wholly-owned and controlled subsidiary , the AZL MVP BIS Investments Trust (the “Subsidiary”). The Subsidiary was liquidated on December 10, 2012 at its net asset value on such date. The Subsidiary’s operations have been consolidated with the operations of the Fund through its liquidation on December 10, 2012.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Balanced Index Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

6

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Futures Contracts

During the period ended June 30, 2014, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $9.1 million as of June 30, 2014. The monthly average notional amount for these contracts was $8.4 million for the period ended June 30, 2014. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$66,933	Payable for variation margin on futures contracts	$—

Interest Rate		—		10,683

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2014:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$360,843	$(69,676)

Interest Rate		90,236	57,626

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Balanced Index Strategy Fund	0.10%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2014, there were no voluntary waivers.

7

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2014, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2014 is as follows:

	Fair Value 12/31/13	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/14	Dividend Income
AZL Enhanced Bond Index Fund	$73,471,092	$12,311,760	$(371,624)	$(19,535)	$2,861,433	$88,253,126	$—
AZL International Index Fund	19,715,869	2,675,500	(175,664)	22,102	977,620	23,215,427	—
AZL Mid Cap Index Fund	11,679,444	1,464,118	(72,641)	13,588	932,543	14,017,052	—
AZL S&P 500 Index Fund, Class 2	36,694,050	4,687,335	(584,303)	104,458	2,710,968	43,612,508	—
AZL Small Cap Stock Index Fund	6,236,854	1,052,317	(52,246)	11,785	234,539	7,483,249	—

	$147,797,309	$22,191,030	$(1,256,478)	$132,398	$7,717,103	$176,581,362	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $952 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

8

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Companies	$176,581,362	$—	$176,581,362
Unaffiliated Investment Companies	5,886,022	—	5,886,022

Total Investment Securities	182,467,384	—	182,467,384

Other Financial Instruments:*
Futures Contracts	56,250	—	56,250

Total Investments	$182,523,634	$—	$182,523,634

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Balanced Index Strategy Fund	$22,191,030	$1,256,478

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $162,593,138. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$20,011,083
Unrealized depreciation	(136,837)

Net unrealized appreciation depreciation	$19,874,246

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Balanced Index Strategy Fund	$11,244	$16,832	$28,076

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

9

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Balanced Index Strategy Fund	$2,099,855	$1,011,950	$—	$12,176,679	$15,288,484

(a) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® MVP BlackRock Global Allocation Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 22

Statement of Operations Page 22

Statements of Changes in Net Assets Page 23

Financial Highlights Page 24

Notes to the Financial Statements Page 25

Other Information Page 36

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP BlackRock Global Allocation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP BlackRock Global Allocation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL MVP BlackRock Global Allocation Fund	$1,000.00	$1,035.80	$0.66	0.13%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL MVP BlackRock Global Allocation Fund	$1,000.00	$1,024.15	$0.65	0.13%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of net assets
Common Stocks, Preferred Stocks and Convertible Preferred Stocks	60.7%
U.S. Treasury Obligations	15.7
Foreign Bonds	9.2
Money Market	3.7
Yankee Dollars	2.4
Convertible Bonds	2.2
Corporate Bonds	2.0
Securities Held as Collateral for Securities on Loan	1.6
Floating Rate Loans	1.0
Exchange Traded Funds	1.0
Options	0.5
Swaptions	0.2
Warrant	— ^

Total Investment Securities	100.2
Net other assets (liabilities)	(0.2)

Net Assets	100.0%

^	Represents less than 0.05%

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (59.0%):
Aerospace & Defense (1.5%):
945	Boeing Co. (The)(a)	$120,232
37,856	European Aeronautic Defence & Space Co. NV(a)	2,540,644
1,363	General Dynamics Corp.(a)	158,858
1,275	L-3 Communications Holdings, Inc.(a)	153,956
1,434	Northrop Grumman Corp.(a)	171,549
7,195	Precision Castparts Corp.(a)	1,816,018
1,785	Raytheon Co.(a)	164,666
66,515	Safran SA(a)	4,352,066
26,877	United Technologies Corp.(a)	3,102,951

		12,580,940

Air Freight & Logistics (0.6%):
6,862	FedEx Corp.(a)	1,038,770
41,621	Royal Mail plc*(a)	355,119
34,506	United Parcel Service, Inc., Class B(a)	3,542,386

		4,936,275

Airlines (0.6%):
25,900	Japan Airlines Co., Ltd.(a)	1,433,635
69,629	United Continental Holdings, Inc.*(a)	2,859,663

		4,293,298

Auto Components (1.4%):
17,300	Aisin Sieki Co., Ltd.(a)	689,659
11,426	BorgWarner, Inc.(a)	744,861
45,800	Bridgestone Corp.(a)	1,605,365
124,683	Cheng Shin Rubber Industry Co., Ltd.(a)	318,330
6,199	Delphi Automotive plc(a)	426,119
38,400	DENSO Corp.(a)	1,836,534
22,400	Futaba Industrial Co., Ltd.(a)	102,561
19,443	Goodyear Tire & Rubber Co.(a)	540,127
1,882	Hyundai Wia Corp.(a)	364,823
20,151	Johnson Controls, Inc.(a)	1,006,139
4,800	Koito Manufacturing Co., Ltd.(a)	123,135
1,980	Lear Corp.(a)	176,854
2,900	Stanley Electric Co., Ltd.(a)	75,773
37,000	Toyota Industries Corp.(a)	1,914,466
4,258	TRW Automotive Holdings Corp.*(a)	381,176

		10,305,922

Automobiles (1.9%):
6,802	Bayerische Motoren Werke
	AG (BMW)(a)	862,728
6,700	Daihatsu Motor Co., Ltd.(a)	119,322
104,000	Dongfeng Motor Corp., H Shares(a)	186,425
118,510	Ford Motor Co.(a)	2,043,112
148,700	Fuji Heavy Industries, Ltd.(a)	4,127,291
8,966	General Motors Co.(a)	325,466
43,400	Honda Motor Co., Ltd.(a)	1,518,371
3,784	Hyundai Motor Co.(a)	858,208
76,000	Isuzu Motors, Ltd.(a)	503,614
7,054	Maruti Suzuki India, Ltd.(a)	286,235
86,000	Suzuki Motor Corp.(a)	2,699,307
21,700	Toyota Motor Corp.(a)	1,305,539

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
270	Volkswagen AG(a)	$69,807
9,900	Yamaha Motor Co., Ltd.(a)	170,742
159,770	Yulon Motor Co., Ltd.(a)	260,038

		15,336,205

Banks (3.8%):
79,287	Banco Bilbao Vizcaya Argentaria SA(a)	1,009,321
18,686	Banco Santander Chile SA, ADR(a)	494,245
185,393	Bank of America Corp.(a)	2,849,490
9,674	Bank of Nova Scotia^(a)	645,054
21,000	Bank of Yokohama, Ltd. (The)(a)	121,107
23,604	BB&T Corp.(a)	930,706
48,580	BNP Paribas SA(a)	3,295,894
18,000	Chiba Bank, Ltd. (The)(a)	127,317
89,000	Chuo Mitsui Trust Holdings, Inc.(a)	407,635
17,309	Fifth Third Bancorp(a)	369,547
356,671	Intesa Sanpaolo SpA(a)	1,099,466
68,015	JPMorgan Chase & Co.(a)	3,919,024
983,614	Lloyds Banking Group plc*(a)	1,250,704
127,300	Mitsubishi UFJ Financial Group, Inc.(a)	782,116
23,377	National Australia Bank, Ltd.(a)	722,998
104,606	Regions Financial Corp.(a)	1,110,916
12,000	Shizuoka Bank, Ltd. (The)(a)	129,964
19,196	Societe Generale(a)	1,003,783
44,500	Sumitomo Mitsui Financial Group, Inc.(a)	1,868,841
22,184	Svenska Handelsbanken AB, A Shares(a)	1,085,015
27,122	U.S. Bancorp(a)	1,174,925
57,376	UniCredit SpA(a)	480,530
103,709	Wells Fargo & Co.(a)	5,450,946

		30,329,544

Beverages (1.1%):
2,591	Anheuser-Busch InBev NV(a)	297,792
85,880	Coca-Cola Co. (The)(a)	3,637,877
1,775	Constellation Brands, Inc., Class A*(a)	156,431
8,047	Diageo plc, ADR(a)	1,024,142
6,279	Diageo plc(a)	199,856
3,299	Fomento Economico Mexicano SAB de C.V., ADR(a)	308,951
30,400	Kirin Holdings Co., Ltd.(a)	439,723
4,846	Remy Cointreau SA^(a)	445,805
13,277	SABMiller plc(a)	769,140
13,500	Suntory Beverage & Food, Ltd.(a)	530,091
17,133	Uber Technologies, Inc.*(a)(b)(c)	1,063,140

		8,872,948

Biotechnology (0.8%):
5,316	Alexion Pharmaceuticals, Inc.*(a)	830,625
1,327	Amgen, Inc.(a)	157,077
5,835	Biogen Idec, Inc.*(a)	1,839,834
12,944	Celgene Corp.*(a)	1,111,631
7,288	Cubist Pharmaceuticals, Inc.*(a)	508,848
13,043	Gilead Sciences, Inc.*(a)	1,081,395

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
59,638	Mesoblast, Ltd.*^(a)	$251,709
738	Regeneron Pharmaceuticals, Inc.*(a)	208,463
9,303	Vertex Pharmaceuticals, Inc.*(a)	880,808

		6,870,390

Building Products (0.3%):
26,591	Compagnie de Saint-Gobain SA(a)	1,497,927
12,800	Daikin Industries, Ltd.(a)	809,743

		2,307,670

Capital Markets (0.5%):
1,202	Ameriprise Financial, Inc.(a)	144,240
22,770	Deutsche Bank AG, Registered Shares(a)	801,045
8,585	Goldman Sachs Group, Inc. (The)(a)	1,437,472
102,337	UBS AG, Registered Shares(a)	1,875,656

		4,258,413

Chemicals (1.8%):
7,592	Agrium, Inc.(a)	695,655
14,752	Akzo Nobel NV(a)	1,105,987
11,941	Arkema, Inc.(a)	1,162,211
86,000	Asahi Kasei Corp.(a)	659,412
503	CF Industries Holdings, Inc.(a)	120,987
3,232	Cheil Industries, Inc.(a)	224,213
1,665	Eastman Chemical Co.(a)	145,438
17,007	FMC Corp.(a)	1,210,728
29,900	Hitachi Chemical Co., Ltd.(a)	495,573
47,700	JSR Corp.(a)	819,779
13,478	Koninklijke DSM NV(a)	980,818
49,200	Kuraray Co., Ltd.(a)	624,661
4,643	Linde AG(a)	987,308
20,200	Nitto Denko Corp.(a)	948,534
982	PPG Industries, Inc.(a)	206,367
28,200	Shin-Etsu Chemical Co., Ltd.(a)	1,716,938
1,408	Sigma Aldrich Corp.(a)	142,884
7,294	Syngenta AG, Registered Shares(a)	2,725,797
188,000	Ube Industries, Ltd.(a)	327,181

		15,300,471

Commercial Services & Supplies (0.0%):
4,735	Pitney Bowes, Inc.(a)	130,781
2,900	Sohgo Security Services Co., Ltd.(a)	69,663

		200,444

Communications Equipment (0.4%):
98,223	Cisco Systems, Inc.(a)	2,440,842
14,677	El Towers SpA*(a)	793,780
1,797	Harris Corp.(a)	136,123
1,885	Motorola Solutions, Inc.(a)	125,484

		3,496,229

Construction & Engineering (0.3%):
46,000	JGC Corp.(a)	1,400,269
4,000	Kinden Corp.(a)	38,955
2,000	Maeda Road Construction Co., Ltd.(a)	34,657

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
81,000	Okumura Corp.(a)	$411,700
104,000	Toda Corp.(a)	405,141

		2,290,722

Construction Materials (0.1%):
4,859	HeidelbergCement AG(a)	414,372

Consumer Finance (0.6%):
21,748	American Express Co.(a)	2,063,233
16,014	Capital One Financial Corp.(a)	1,322,756
23,962	Discover Financial Services(a)	1,485,165
11,560	Santander Consumer USA Holdings, Inc.(a)	224,726

		5,095,880

Containers & Packaging (0.2%):
7,952	Avery Dennison Corp.(a)	407,540
15,694	Crown Holdings, Inc.*(a)	780,933
19,252	Sealed Air Corp.(a)	657,841

		1,846,314

Distributors (0.0%):
2,100	Canon Marketing Japan, Inc.(a)	39,462

Diversified Consumer Services (0.0%):
3,700	Benesse Holdings, Inc.(a)	160,657

Diversified Financial Services (0.7%):
11,699	Berkshire Hathaway, Inc., Class B*(a)	1,480,625
49,607	Citigroup, Inc.(a)	2,336,490
9,156	Deutsche Boerse AG(a)	710,520
80,184	ING Groep NV*(a)	1,124,995

		5,652,630

Diversified Telecommunication Services (0.9%):
167,694	BT Group plc(a)	1,103,104
49,491	Deutsche Telekom AG, Registered Shares(a)	867,407
54,724	Koninklijke (Royal) KPN NV*(a)	199,256
10,700	Nippon Telegraph & Telephone Corp.(a)	668,377
237,334	Oi SA, ADR(a)	203,656
319,000	Singapore Telecommunications, Ltd.(a)	985,678
466	Swisscom AG, Registered Shares(a)	270,774
43,850	TDC A/S(a)	453,843
278,462	Telecom Italia SpA(a)	352,270
32,883	Telecom Italia SpA, RSP(a)	32,446
175,700	Telekom Malaysia Berhad(a)	347,609
7,963	Verizon Communications, Inc.(a)	389,520
64,298	Verizon Communications, Inc.(a)	3,146,101

		9,020,041

Electric Utilities (0.5%):
17,835	American Electric Power Co., Inc.(a)	994,658
21,200	Chubu Electric Power Co., Inc.*(a)	264,041
69,847	Enel SpA^(a)	406,418
13,341	NextEra Energy, Inc.(a)	1,367,185
28,086	PPL Corp.(a)	997,896
13,418	Terna — Rete Elettrica Nationale SpA(a)	70,735

		4,100,933

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (1.0%):
20,623	Eaton Corp. plc(a)	$1,591,682
1,000	Mabuchi Motor Co., Ltd.(a)	75,932
89,000	Mitsubishi Electric Corp.(a)	1,101,290
16,636	Rockwell Automation, Inc.(a)	2,082,162
19,817	Schneider Electric SA(a)	1,868,897
1,932	Schneider Electric SE(a)	181,746
38,300	Sumitomo Electric Industries, Ltd.(a)	540,198

		7,441,907

Electronic Equipment, Instruments & Components (0.5%):
2,948	Avnet, Inc.(a)	130,626
3,100	Hitachi High-Technologies Corp.(a)	73,894
220,000	Hitachi, Ltd.(a)	1,614,748
31,500	HOYA Corp.(a)	1,048,356
400	Keyence Corp.(a)	174,990
13,800	Kyocera Corp.(a)	656,637
6,100	Murata Manufacturing Co., Ltd.(a)	572,270
4,100	Omron Corp.(a)	173,247
2,648	TE Connectivity, Ltd.(a)	163,752

		4,608,520

Energy Equipment & Services (0.9%):
19,817	Dresser-Rand Group, Inc.*(a)	1,262,937
95,700	Dropbox, Inc.*(a)(b)(c)	1,761,837
1,633	Helmerich & Payne, Inc.(a)	189,608
20,054	Schlumberger, Ltd.(a)	2,365,369
14,996	Technip-Coflexip SA(a)	1,642,497

		7,222,248

Food & Staples Retailing (0.2%):
7,065	CVS Caremark Corp.(a)	532,489
20,064	Fresh Market, Inc. (The)*^(a)	671,542
3,102	Kroger Co. (The)(a)	153,332
78,037	Tesco plc(a)	379,020

		1,736,383

Food Products (1.2%):
23,000	Ajinomoto Co., Inc.(a)	360,486
3,084	Archer-Daniels-Midland Co.(a)	136,035
55,745	Cosan, Ltd., A Shares(a)	755,902
5,778	Danone SA(a)	428,800
54,359	Nestle SA, Registered Shares(a)	4,212,846
365	Orion Corp.(a)	332,233
26,652	SLC Agricola SA(a)	230,324
66,729	Unilever NV(a)	2,918,623
16,532	Unilever plc(a)	749,553

		10,124,802

Gas Utilities (0.2%):
4,995	Gas Natural SDG SA^(a)	158,067
30,726	Snam Rete Gas SpA(a)	185,100
242,000	Tokyo Gas Co., Ltd.(a)	1,415,874

		1,759,041

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (0.4%):
986	Becton, Dickinson & Co.(a)	$116,644
15,512	Getinge AB, B Shares(a)	407,501
16,398	Medtronic, Inc.(a)	1,045,536
17,429	Mindray Medical International, Ltd., ADR^(a)	549,014
4,920	Zimmer Holdings, Inc.(a)	510,991

		2,629,686

Health Care Providers & Services (2.9%):
14,930	Aetna, Inc.(a)	1,210,524
34,158	Al Noor Hospitals Group plc(a)	598,598
1,775	AmerisourceBergen Corp.(a)	128,972
1,601,600	Bangkok Dusit Medical Services Public Co., Ltd., Class F(a)	824,716
84,200	Bumrungrad Hospital Public Co., Ltd.(a)	303,723
12,279	Cardinal Health, Inc.(a)	841,848
14,308	Catamaran Corp.*(a)	631,841
20,589	Envision Healthcare Holdings, Inc.*(a)	739,351
22,486	Express Scripts Holding Co.*(a)	1,558,954
7,027	Fresenius SE & Co. KGaA(a)	1,047,868
31,056	HCA Holdings, Inc.*(a)	1,750,938
13,745	HealthSouth Corp.(a)	493,033
12,506	Humana, Inc.(a)	1,597,266
703,000	IHH Healthcare Berhad(a)	959,462
101,218	Life Healthcare Group Holdings Pte, Ltd.(a)	395,361
14,270	McKesson, Inc.(a)	2,657,218
57,901	NMC Health plc(a)	496,049
282,799	PT Siloam International Hospital Tbk*(a)	344,987
98,000	Raffles Medical Group, Ltd.(a)	320,023
9,500	Ship Healthcare Holdings, Inc.(a)	332,834
193,197	Sinopharm Group Co., H Shares(a)	534,928
7,753	Team Health Holdings, Inc.*(a)	387,185
11,876	Tenet Healthcare Corp.*(a)	557,459
28,932	UnitedHealth Group, Inc.(a)	2,365,192
12,478	Universal Health Services, Inc., Class B(a)	1,194,893
7,528	WellCare Health Plans, Inc.*(a)	562,040
1,359	WellPoint, Inc.(a)	146,242

		22,981,505

Health Care Technology (0.0%):
7,897	Castlight Health, Inc., Class B*^(a)	120,034

Hotels, Restaurants & Leisure (0.3%):
12,935	Hilton Worldwide Holdings, Inc.*(a)	301,386
17,994	McDonald’s Corp.(a)	1,812,715
1,817	Wyndham Worldwide Corp.(a)	137,583

		2,251,684

Household Durables (0.4%):
2,800	Alpine Electronics, Inc.(a)	39,557
62,916	Barratt Developments plc(a)	401,637
52,642	Cyrela Brazil Realty SA Empreendimentos e Participacoes(a)	330,770

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
90,144	MRV Engenharia e Participacoes SA(a)	$301,976
7,300	Rinnai Corp.(a)	706,004
32,000	Sony Corp.(a)	534,581

		2,314,525

Household Products (1.1%):
5,238	Church & Dwight Co., Inc.(a)	366,398
14,326	Colgate-Palmolive Co.(a)	976,747
645	Energizer Holdings, Inc.(a)	78,709
1,059	Kimberly-Clark Corp.(a)	117,782
495	LG Household & Health Care, Ltd.(a)	222,836
78,406	Procter & Gamble Co. (The)(a)	6,161,928
7,800	Unicharm Corp.(a)	465,464

		8,389,864

Independent Power and Renewable Electricity Producers (0.3%):
53,922	AES Corp. (The)(a)	838,487
51,029	Calpine Corp.*(a)	1,215,001
3,200	NextEra Energy Partners LP*(a)	107,232
5,735	NRG Energy, Inc.(a)	213,342

		2,374,062

Industrial Conglomerates (1.9%):
10,040	3M Co.(a)	1,438,130
163,719	Beijing Enterprises Holdings, Ltd.(a)	1,550,194
7,640	Danaher Corp.(a)	601,497
148,263	General Electric Co.(a)	3,896,351
143,000	Keppel Corp., Ltd.(a)	1,238,126
35,813	Siemens AG, Registered Shares(a)	4,729,662

		13,453,960

Insurance (2.0%):
8,123	ACE, Ltd.(a)	842,355
74,600	AIA Group, Ltd.(a)	375,413
9,050	Allstate Corp. (The)(a)	531,416
26,251	American International Group, Inc.(a)	1,432,779
43,092	AXA SA(a)	1,028,311
2,308	Axis Capital Holdings, Ltd.(a)	102,198
1,093	Chubb Corp. (The)(a)	100,742
3,039	CNA Financial Corp.(a)	122,836
98,728	Legal & General Group plc(a)	380,807
3,972	Lincoln National Corp.(a)	204,320
15,759	Marsh & McLennan Cos., Inc.(a)	816,631
14,847	MetLife, Inc.(a)	824,899
45,700	MS&AD Insurance Group Holdings, Inc.(a)	1,106,653
29,900	NKSJ Holdings, Inc.(a)	807,213
6,067	Prudential Financial, Inc.(a)	538,568
47,168	Prudential plc(a)	1,081,842
1,659	Reinsurance Group of America, Inc.(a)	130,895
40,900	Sony Financial Holdings, Inc.(a)	699,018
114,100	Tokio Marine Holdings, Inc.(a)	3,760,116
1,579	Torchmark Corp.(a)	129,352
6,980	Travelers Cos., Inc. (The)(a)	656,609
30,226	XL Group plc, Class B(a)	989,297

		16,662,270

Shares		Fair Value
Common Stocks, continued
Internet Software & Services (2.0%):
29,600	DeNA Co., Ltd.^(a)	$401,123
55,701	eBay, Inc.*(a)	2,788,392
5,859	Google, Inc., Class C*(a)	3,370,566
5,383	Google, Inc., Class A*(a)	3,147,279
27,500	Gree, Inc.^(a)	241,540
27,064	SINA Corp.*(a)	1,346,975
63,484	Twitter, Inc.*(a)	2,600,939
39,416	Twitter, Inc.*(a)(b)(c)	1,534,130

		15,430,944

IT Services (1.7%):
1,384	Accenture plc, Class A(a)	111,883
850	Alliance Data Systems Corp.*(a)	239,063
2,938	Amdocs, Ltd.(a)	136,118
24,254	Atos Origin SA(a)	2,021,711
4,782	Cielo SA(a)	98,606
2,747	Computer Sciences Corp.(a)	173,610
2,873	Fidelity National Information Services, Inc.(a)	157,268
54,054	MasterCard, Inc., Class A(a)	3,971,347
25,663	Visa, Inc., Class A(a)	5,407,451
46,065	Worldline SA*(a)	1,047,003

		13,364,060

Leisure Products (0.2%):
17,168	Mattel, Inc.(a)	669,037
5,300	Namco Bandai Holdings, Inc.(a)	124,365
7,400	Nikon Corp.(a)	116,690
21,400	Sega Sammy Holdings, Inc.(a)	421,877
7,300	Yamaha Corp.(a)	115,322

		1,447,291

Life Sciences Tools & Services (0.6%):
23,582	Agilent Technologies, Inc.(a)	1,354,550
2,025	Mettler-Toledo International, Inc.*(a)	512,690
13,366	PerkinElmer, Inc.(a)	626,063
14,610	Thermo Fisher Scientific, Inc.(a)	1,723,980
7,314	Waters Corp.*(a)	763,874

		4,981,157

Machinery (1.2%):
500	Andritz AG(a)	28,861
131,313	CNH Industrial NV(a)	1,347,008
4,016	CNH Industrial NV(a)	41,039
19,645	Colfax Corp.*(a)	1,464,338
72,851	Cummins India, Ltd.(a)	784,644
4,001	Cummins, Inc.(a)	617,314
1,290	Dover Corp.(a)	117,326
2,800	Fanuc, Ltd.(a)	483,935
158,090	Haitian International Holdings, Ltd.(a)	369,368
86,000	IHI Corp.(a)	401,517
28,000	Kubota Corp.(a)	397,867
75,000	Mitsubishi Heavy Industries, Ltd.(a)	468,879
5,400	Nabtesco Corp.(a)	119,618
11,011	PACCAR, Inc.(a)	691,821

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
1,018	Parker Hannifin Corp.(a)	$127,993
12,332	Samsung Heavy Industries Co., Ltd.(a)	327,633
1,000	SMC Corp.(a)	268,198
13,795	Stanley Black & Decker, Inc.(a)	1,211,477

		9,268,836

Media (1.4%):
8,144	Charter Communications, Inc., Class A*(a)	1,289,847
77,450	Comcast Corp., Class A(a)	4,157,516
9,292	DISH Network Corp., Class A*(a)	604,723
60,869	Grupo Televisa SAB(a)	417,605
21,823	Liberty Media Corp.*(a)	2,982,768
20,700	Manchester United plc, Class A*^(a)	361,215
3,582	RTL Group(a)	398,180
974	Time Warner Cable, Inc.(a)	143,470
2,100	TV Asahi Holdings Corp.(a)	38,445
1,429	Viacom, Inc., Class B(a)	123,937
54,301	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA(a)	356,496

		10,874,202

Metals & Mining (2.7%):
138,884	Antofagasta plc(a)	1,821,545
62,912	BHP Billiton plc(a)	2,048,114
24,199	Constellium NV*(a)	775,820
104,865	Eldorado Gold Corp.(a)	802,042
114,566	First Quantum Minerals, Ltd.(a)	2,450,461
118,133	Freeport-McMoRan Copper & Gold, Inc.(a)	4,311,854
80,001	Goldcorp, Inc.(a)	2,232,828
8,000	Jiangxi Copper Co., Ltd.(a)	12,664
303,956	Platinum Group Metals, Ltd.*(a)	361,818
35,439	Polyus Gold International, Ltd.*(a)	113,776
64,196	Rio Tinto plc(a)	3,463,496
25,737	Silver Wheaton Corp.^(a)	676,111
52,062	Southern Copper Corp.(a)	1,581,123
24,905	Teck Resources, Ltd., Class B^(a)	568,581

		21,220,233

Multiline Retail (0.1%):
1,994	Macy’s, Inc.(a)	115,692
5,300	Ryohin Keikaku Co., Ltd.(a)	602,090

		717,782

Multi-Utilities (0.6%):
22,376	CenterPoint Energy, Inc.(a)	571,483
20,901	Dominion Resources, Inc.(a)	1,494,840
3,191	DTE Energy Co.(a)	248,483
29,700	GDF Suez(a)	816,548
68,727	National Grid plc(a)	987,268
7,515	RWE AG(a)	322,716
11,044	Sempra Energy(a)	1,156,417

		5,597,755

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (5.2%):
27,158	Anadarko Petroleum Corp.(a)	$2,972,987
108,570	Athabasca Oil Corp.*(a)	779,498
51,862	BG Group plc(a)	1,096,293
57,369	Cameco Corp.^(a)	1,125,006
28,717	Canadian Natural Resources, Ltd.(a)	1,318,397
30,228	Chevron Corp.(a)	3,946,266
12,780	Cimarex Energy Co.(a)	1,833,419
1,168,000	CNOOC, Ltd.(a)	2,096,297
41,560	Cobalt International Energy, Inc.*(a)	762,626
17,616	Diamondback Energy, Inc.*(a)	1,564,301
34,500	Eclipse Resources Corp.*(a)	866,985
34,085	EP Energy Corp., Class A*(a)	785,659
9,469	EQT Corp.(a)	1,012,236
129,600	INPEX Corp.(a)	1,974,020
37,919	KazMunaiGas Exploration Production JSC, Registered Shares, GDR(a)	605,367
348,000	Kunlun Energy Co., Ltd.(a)	574,169
74,117	Lundin Petroleum AB*(a)	1,499,113
59,370	Marathon Oil Corp.(a)	2,370,050
1,363	Marathon Petroleum Corp.(a)	106,409
893	Murphy Oil Corp.(a)	59,367
236,487	Ophir Energy plc*(a)	891,470
116,157	Palantir Technologies, Inc.*(a)(b)(c)	712,042
39,098	Parsley Energy, Inc., Class A*(a)	941,089
62,648	Petroleo Brasileiro SA, ADR(a)	916,541
36,729	Phillips 66(a)	2,954,113
31,612	Royal Dutch Shell plc, ADR(a)	2,603,880
32,415	Statoil ASA(a)	1,000,275
1,282	Suncor Energy, Inc.(a)	54,652
10,460	Total SA(a)	755,688
18,747	Total SA, Sponsored ADR^(a)	1,353,533
3,356	Valero Energy Corp.(a)	168,136

		39,699,884

Paper & Forest Products (0.0%):
2,953	International Paper Co.(a)	149,038

Personal Products (0.2%):
77,502	Hypermarcas SA*(a)	670,819
2,335	L’Oreal SA(a)	402,602

		1,073,421

Pharmaceuticals (3.5%):
55,552	Abbvie, Inc.(a)	3,135,354
7,780	Allergan, Inc.(a)	1,316,532
34,400	Astellas Pharma, Inc.(a)	452,907
5,088	AstraZeneca plc, ADR(a)	378,089
17,733	AstraZeneca plc(a)	1,319,368
26,958	Bristol-Myers Squibb Co.(a)	1,307,733
10,000	Kyowa Hakko Kogyo Co., Ltd.^(a)	135,567
6,239	Mylan, Inc.*(a)	321,683
26,270	Novartis AG, Registered Shares(a)	2,380,130
567	Novartis AG, ADR(a)	51,331
23,500	Otsuka Holdings Co., Ltd.(a)	729,453

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
4,464	Perrigo Co. plc(a)	$650,673
105,436	Pfizer, Inc.(a)	3,129,340
17,206	Roche Holding AG(a)	5,135,454
29,343	Sanofi-Aventis SA(a)	3,120,796
8,875	Sanofi-Aventis SA, ADR(a)	471,884
2,000	Sawai Pharmaceutical Co., Ltd.(a)	118,050
22,531	Shire plc(a)	1,766,457
444,000	Sino Biopharmaceutical, Ltd.(a)	360,051

		26,280,852

Professional Services (0.1%):
40,900	Qualicorp SA*(a)	483,616

Real Estate Investment Trusts (REITs) (0.7%):
9,452	American Capital Agency Corp.(a)	221,271
9,768	American Tower Corp.(a)	878,925
23,900	Equity Residential Property Trust(a)	1,505,700
364,645	Fibra UNO Amdinistracion SA(a)	1,278,692
145,465	Link REIT (The)(a)	782,710
206,217	TF Administradora Industrial S de RL de C.V.(a)	460,524

		5,127,822

Real Estate Management & Development (1.2%):
88,331	BR Malls Participacoes SA(a)	751,753
633,000	CapitaLand, Ltd.(a)	1,624,980
36,000	Daikyo, Inc.(a)	84,733
5,300	Daito Trust Construction Co., Ltd.(a)	623,835
174,000	Global Logistic Properties, Ltd.(a)	376,885
67,467	St. Joe Co. (The)*^(a)	1,715,686
146,000	Sun Hung Kai Properties, Ltd.(a)	2,002,997
180,000	Wharf Holdings, Ltd. (The)(a)	1,296,811

		8,477,680

Road & Rail (1.0%):
26,141	Canadian National Railway Co.(a)	1,699,688
12,363	CSX Corp.(a)	380,904
25,200	East Japan Railway Co.(a)	1,987,816
9,346	J.B. Hunt Transport Services, Inc.(a)	689,548
24,000	Nippon Express Co., Ltd.(a)	116,506
6,000	Seino Holdings Co., Ltd.(a)	68,294
29,033	Union Pacific Corp.(a)	2,896,041

		7,838,797

Semiconductors & Semiconductor Equipment (0.6%):
824	KLA-Tencor Corp.(a)	59,855
17,200	ROHM Co., Ltd.(a)	988,545
888	Samsung Electronics Co., Ltd.(a)	1,161,204
1,830	Samsung Electronics Co., Ltd., Preferred Shares(a)	1,918,617

		4,128,221

Software (1.3%):
17,204	Activision Blizzard, Inc.(a)	383,649
2,183	Adobe Systems, Inc.*(a)	157,962
1,967	Check Point Software Technologies, Ltd.*(a)	131,848

Shares		Fair Value
Common Stocks, continued
Software, continued
43,375	Electronic Arts, Inc.*(a)	$1,555,861
38,400	Gungho Online Enetertainment, Inc.^(a)	248,538
1,668	Intuit, Inc.(a)	134,324
3,164	Microsoft Corp.(a)	131,939
15,900	Nexon Co., Ltd.(a)	152,221
6,800	Nintendo Co., Ltd.(a)	815,024
55,862	Oracle Corp.(a)	2,264,087
38,848	TIBCO Software, Inc.*(a)	783,564
3,600	Trend Micro, Inc.(a)	118,778
36,576	UbiSoft Entertainment SA*(a)	672,644
52,191	Veeva Systems, Inc., Class A*^(a)	1,328,261
7,520	VMware, Inc., Class A*(a)	728,011

		9,606,711

Specialty Retail (0.2%):
2,300	Autobacs Seven Co., Ltd.(a)	38,636
10,300	Nitori Co., Ltd.(a)	563,841
4,200	Sanrio Co., Ltd.^(a)	122,142
700	Shimamura Co., Ltd.(a)	68,913
281,400	Yamada Denki Co., Ltd.^(a)	1,004,466
214,260	Zhongsheng Group Holdings, Ltd.(a)	279,333

		2,077,331

Technology Hardware, Storage & Peripherals (0.8%):
60,872	Apple, Inc.(a)	5,656,835
199,000	NEC Corp.(a)	635,969
2,383	Seagate Technology plc(a)	135,402
2,311	Western Digital Corp.(a)	213,305

		6,641,511

Textiles, Apparel & Luxury Goods (0.4%):
48,485	Coach, Inc.(a)	1,657,702
12,080	Lululemon Athletica, Inc.*^(a)	488,998
5,035	LVMH Moet Hennessy Louis Vuitton SA(a)	969,828

		3,116,528

Thrifts & Mortgage Finance (0.1%):
55,558	Fannie Mae*^(a)	217,232
16,260	Ocwen Financial Corp.*(a)	603,246

		820,478

Trading Companies & Distributors (1.0%):
27,381	Fastenal Co.(a)	1,355,086
72,100	Mitsubishi Corp.(a)	1,502,202
241,600	Mitsui & Co., Ltd.(a)	3,880,448
69,800	Sumitomo Corp.(a)	944,049

		7,681,785

Transportation Infrastructure (0.1%):
615,711	Delta Topco, Ltd.*(a)(b)(c)	407,108
4,000	Kamigumi Co., Ltd.(a)	36,835
17,667	Novorossiysk Commercial Sea Trade Port JSC, Registered Shares, GDR*(a)	88,302

		532,245

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Water Utilities (0.1%):
13,607	American Water Works Co., Inc.(a)	$672,866

Wireless Telecommunication Services (0.7%):
16,430	America Movil SAB de C.V., Series L, ADR(a)	340,923
379,500	Axiata Group Berhad(a)	824,333
10,470	Crown Castle International Corp.(a)	777,502
133,029	Far EasTone Telecommunications Co., Ltd.(a)	303,093
24,600	KDDI Corp.(a)	1,503,978
104,000	Taiwan Mobile Co., Ltd.(a)	321,959
135,098	Vodafone Group plc(a)	451,413
14,583	Vodafone Group plc, ADR(a)	486,926

		5,010,127

Total Common Stocks (Cost $403,555,609)		464,101,424

Preferred Stocks (1.5%):
Auto Components (0.1%):
12,219	Mobileye N.V., Series F, Preferred Shares*(a)(b)(c)	483,628

Automobiles (0.3%):
8,633	Volkswagen AG, Preferred Shares(a)	2,267,372

Banks (0.6%):
25,482	Citigroup Capital XIII, Preferred Shares(a)	705,851
31,000	GMAC Capital Trust I, Series 2, Preferred Shares(a)	846,299
15,033	HSBC Holdings plc, Series 2, Preferred Shares(a)	406,944
76,512	Itau Unibanco Holding SA, Preferred Shares(a)	1,101,786
20,628	RBS Capital Funding Trust VII, Series G, Preferred Shares(a)	497,135
9,710	Royal Bank of Scotland Group plc, Series Q, Preferred Shares, ADR(a)	241,876
12,375	Royal Bank of Scotland Group plc, Series M, Preferred Shares, ADR(a)	297,990
13,969	Royal Bank of Scotland Group plc, Series T, Preferred Shares, ADR(a)	352,717
7,409	U.S. Bancorp, Series G, Preferred Shares(a)	203,081
13,409	U.S. Bancorp, Series F, Preferred Shares^(a)	378,938
511,000	USB Capital IX, Preferred Shares(a)	435,628

		5,468,245

Communications Equipment (0.1%):
6,670	Corwn Castle International Corp., Series A, Preferred Shares(a)	678,673

Diversified Financial Services (0.1%):
44,451	Fannie Mae, Series S, Preferred Shares(a)	460,068

Food & Staples Retailing (0.1%):
13,631	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Preferred Shares(a)	635,579

Machinery (0.0%):
2,023	Stanley Black & Decker, Inc., Preferred Shares^(a)	230,683

Multi-Utilities (0.1%):
7,500	Dominion Resources, Inc., Preferred Shares(a)	394,688

Shares		Fair Value
Preferred Stocks, continued
Real Estate Investment Trusts (REITs) (0.1%):
2,826	American Tower Corp., Series A, Preferred Shares(a)	$300,686
10,270	Health Care REIT, Inc., SeriesI(a)	596,623

		897,309

Real Estate Management & Development (0.0%):
14,600	Forestar Group, Inc., Preferred Shares(a)	367,409

Total Preferred Stocks (Cost $10,739,847)		11,883,654

Warrants (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd.*(a)(d)	113,564

Real Estate Management & Development (0.0%):
11,666	Sun Hung Kai Properties, Ltd.*(a)	15,233

Total Warrants (Cost $—)		128,797

Convertible Preferred Stocks (0.2%):
Aerospace & Defense (0.0%):
5,137	United Technologies Corp., 0.46%(a)	334,881

Airlines (0.0%):
650	Continental Airlines Finance Trust II, 3.04%(a)	32,033

Banks (0.0%):
247	Wells Fargo & Co., Series L, Class A, 0.02%(a)	299,642

Electric Utilities (0.2%):
10,884	NextEra Energy, Inc., 0.34%(a)	722,209

Metals & Mining (0.0%):
14,524	Cliffs Natural Resources, Inc., Series A, 1.95%(a)	208,129

Total Convertible Preferred Stocks (Cost $1,509,353)		1,596,894

Contracts, Shares, Notional Amount or Principal Amount
Convertible Bonds (2.2%):
Automobiles (0.2%):
$ 800,000	Volkswagen International Finance NV, 5.50%, 11/9/15(a)(d)	1,283,516

Banks (0.1%):
713,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/31/49, Callable 5/1/23 @ 100, Perpetual Bond(a)(e)	683,589

Biotechnology (0.5%):
143,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18(a)	147,916
135,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20(a)	142,172
229,000	Cubist Pharmaceuticals, Inc., 2.50%, 11/1/17(a)	561,336

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Biotechnology, continued
$659,000	Gilead Sciences, Inc., Series D, 1.63%, 5/1/16(a)	$2,402,055

		3,253,479

Diversified Financial Services (0.1%):
20,000,000	Zeus (Cayman) II, Ltd., Registered Shares, — 23.28%, 8/18/16(a)(b)	347,596

Electrical Equipment (0.0%):
143,000	Suzlon Energy, Ltd., 0.00%, 7/25/14(a)	143,000

Food & Staples Retailing (0.1%):
500,000	Olam International, Ltd., 6.00%, 10/15/16(a)(d)	553,125

Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(b)	100,000

Health Care Providers & Services (0.1%):
80,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18(a)	108,950
463,000	WellPoint, Inc., 2.75%, 10/15/42(a)	709,258

		818,208

Internet Software & Services (0.0%):
355,000	SINA Corp., 1.00%, 12/1/18, Callable 12/1/16 @ 100(a)(d)	324,825

Oil, Gas & Consumable Fuels (0.2%):
836,000	Cobalt International Energy, Inc., 2.63%, 12/1/19(a)	771,210
1,081,000	Cobalt International Energy, Inc., 3.13%, 5/15/24(a)	1,162,751
70,000	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(a)	68,600
300,000	Essar Energy plc, 4.25%, 2/1/16(a)(d)	298,500

		2,301,061

Pharmaceuticals (0.2%):
452,000	Mylan, Inc., 3.75%, 9/15/15(a)	1,752,348

Real Estate Management & Development (0.4%):
750,000	CapitaLand, Ltd., 2.10%, 11/15/16, Callable 10/17/18 @ 100(a)(d)	599,615
1,500,000	CapitaLand, Ltd., Series CAPL, 2.95%, 6/20/22, Callable 6/20/17 @ 100(a)(d)	1,206,497
500,000	CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100(a)(d)	408,792
250,000	CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100(a)(d)	204,396
391,000	Forest City Enterprises, Inc., 4.25%, 8/15/18(a)	441,830

		2,861,130

Semiconductors & Semiconductor Equipment (0.0%):
246,000	Intel Corp., 3.25%, 8/1/39(a)	379,455

Software (0.2%):
727,000	Salesforce.com, Inc., 0.25%, 4/1/18^(a)	834,687
368,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16(a)	481,620

		1,316,307

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Wireless Telecommunication Services (0.1%):
$500,000	Telecom Italia Finance SA, 6.13%, 11/15/16(a)(d)	$849,250

Total Convertible Bonds (Cost $14,506,827)		16,966,889

Floating Rate Loans (1.0%):
Biotechnology (0.1%):
972,676	Grifols Worldwide Operations, Ltd., 3.15%, 3/3/21(a)(e)	971,023

Energy Equipment & Services (0.3%):
378,964	Drillships Financing Holdings, Inc., 6.00%, 3/31/21(a)(e)	384,888
405,533	Fieldwood Energy LLC, 9.38%, 9/20/20(a)(e)	417,902
1,211,438	Seadrill, Ltd., 0.00%, 2/21/21(a)(c)(e)	1,193,266

		1,996,056

Hotels, Restaurants & Leisure (0.4%):
304,147	Autobahn Tank & Rast Holding GmbH, 3.60%, 12/4/18(a)(e)	415,803
122,640	Autobahn Tank & Rast Holding GmbH, 4.63%, 12/4/19(a)(e)	168,176
1,573,428	Hilton Worldwide Finance LLC, 3.50%, 9/23/20(a)(e)	1,570,155
345,292	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(a)(e)	344,574

		2,498,708

Insurance (0.1%):
571,000	Delta Debtco, Ltd., 9.25%, 10/30/19(a)(b)(e)	594,554

Media (0.0%):
392,052	Univision Communications, Inc., 4.00%, 3/1/20(a)(e)	391,519

Metals & Mining (0.0%):
105,324	Essar Steel Algoma, Inc., 9.25%, 9/18/14(a)(e)	105,377

Oil, Gas & Consumable Fuels (0.1%):
232,885	Quintero SA, 1.25%, 6/20/23(a)(e)	217,980
105,393	Sheridan Production Partners, 4.25%, 12/2/20(a)(e)	105,393
757,468	Sheridan Production Partners, 4.25%, 12/2/20(a)(e)	757,467
39,317	Sheridan Production Partners, 4.25%, 12/2/20(a)(e)	39,317

		1,120,157

Pharmaceuticals (0.0%):
189,625	Mallinckrodt International Finance SA, 3.50%, 2/24/21(a)(e)	189,625

Total Floating Rate Loans (Cost $7,769,660)		7,867,019

Corporate Bonds (2.0%):
Banks (0.2%):
385,000	Bank of America Corp., 2.60%, 1/15/19(a)	389,529
430,000	CIT Group, Inc., 4.75%, 2/15/15(a)(d)	438,600
176,000	Deutsche Bank NY, 5.63%, Callable 1/19/16 @ 100(a)(d)(e)	182,820
310,000	HSBC USA, Inc., 1.63%, 1/16/18(a)	310,694

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$ 290,000	JPMorgan Chase & Co., 6.13%, 6/27/17(a)	$326,573

		1,648,216

Beverages (0.0%):
258,000	Anheuser-Busch InBev NV Worldwide, Inc., 1.38%, 7/15/17(a)	258,868

Capital Markets (0.4%):
272,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN(a)	316,539
420,000	General Electric Capital Corp., 6.38%, 11/15/67, Callable 11/15/17 @ 100(a)(e)	468,300
657,000	Goldman Sachs Group, Inc., Series L, 5.70%, Callable 5/10/19 @ 100(a)(e)	683,280
361,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN(a)	425,305
489,000	Morgan Stanley, Series H, 5.45%, Callable 7/15/19 @ 100(a)(e)	497,919
168,000	Morgan Stanley, Series G, 7.30%, 5/13/19(a)	205,422

		2,596,765

Communications Equipment (0.0%):
110,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21(a)	125,950

Construction Materials (0.1%):
135,000	Building Materials Corp., 6.88%, 8/15/18, Callable 8/15/14 @ 103(a)(d)	139,995
224,000	Texas Industries, Inc., 9.25%, 8/15/20, Callable 8/15/15 @ 105(a)	253,680

		393,675

Consumer Finance (0.2%):
578,000	Ally Financial, Inc., 2.75%, 1/30/17(a)	584,502
431,000	Ally Financial, Inc., 3.50%, 1/27/19(a)	435,181
858,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17(a)	858,349

		1,878,032

Diversified Consumer Services (0.2%):
408,000	Ford Motor Credit Co. LLC, 2.38%, 1/16/18(a)	416,776
395,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18(a)	439,418

		856,194

Diversified Financial Services (0.2%):
518,000	Bank of America Corp., 2.00%, 1/11/18, MTN(a)	521,343
277,000	Bank of America Corp., 1.30%, 3/22/18, MTN(a)(e)	280,566
273,000	Citigroup, Inc., Series A, 5.95%, 12/29/49, Callable 1/30/23 @ 100(a)(e)	275,730
500,000	General Electric Capital Corp., Series B, 6.25%, Callable 12/15/22 @ 100(a)(e)	556,250
222,000	Hyundai Capital America, Inc., 2.13%, 10/2/17(a)(d)	225,378

		1,859,267

IT Services (0.0%):
130,000	SunGard Data Systems, Inc., 7.38%, 11/15/18, Callable 8/11/14 @ 105(a)	137,313

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media (0.1%):
$235,000	Cablevision Systems Corp., 5.88%, 9/15/22(a)	$239,406
200,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(a)(d)	209,000

		448,406

Oil, Gas & Consumable Fuels (0.1%):
111,000	Chesapeake Energy Corp., 3.47%, 4/15/19, Callable 4/15/15 @ 101(a)(e)	112,249
325,000	Reliance Holdings USA, Inc., 4.50%, 10/19/20(a)(d)	339,291
250,000	Reliance Holdings USA, Inc., 5.40%, 2/14/22(a)(d)	269,940
270,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23(a)	281,475

		1,002,955

Pharmaceuticals (0.2%):
475,000	Forest Laboratories, Inc., 4.38%, 2/1/19(a)(d)	512,435
331,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(a)(d)	362,730
436,000	Mylan, Inc., 2.55%, 3/28/19(a)	439,195

		1,314,360

Real Estate Investment Trusts (REITs) (0.0%):
162,000	American Tower Corp., 3.40%, 2/15/19(a)	169,477

Specialty Retail (0.1%):
553,000	Best Buy Co., Inc., 5.00%, 8/1/18(a)	579,959

Technology Hardware, Storage & Peripherals (0.0%):
213,000	Xerox Corp., 6.35%, 5/15/18(a)	247,505

Thrifts & Mortgage Finance (0.0%):
365,000	Capital One Bank USA NA, Series BNKT, 2.15%, 11/21/18, Callable 10/21/18 @ 100(a)	367,629

Transportation Infrastructure (0.1%):
516,343	Delta Topco, Ltd., 10.00%, 11/24/60(a)(b)(c)	517,424

Wireless Telecommunication Services (0.1%):
960,000	AT&T, Inc., 2.38%, 11/27/18(a)	976,098

Total Corporate Bonds (Cost $15,061,214)		15,378,093

Foreign Bonds (9.2%):
Banks (0.2%):
610,000	Lloyds TSB Bank plc, Series E, 13.00%, 1/29/49, Callable 1/21/29 @ 100+(a)(e)	1,748,404

Media (0.1%):
320,000	Nara Cable Funding, Ltd., 8.88%, 12/1/18, Callable 12/1/18 @ 109+(a)(d)	467,730

Pharmaceuticals (0.0%):
100,000	Capsugel FinanceCo SCA, 9.88%, 8/1/19, Callable 8/1/14 @ 107+(a)(d)	147,546

Sovereign Bonds (8.9%):
3,779,000	Australian Government, Series 133, 5.50%, 4/21/23+(a)	4,110,486

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$1,292,000	Australian Government, Series 137, 2.75%, 4/21/24+(a)	$1,137,862
24,557,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.39%, 1/1/21+(a)(f)	10,157,761
6,703,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.31%, 1/1/23+(a)(f)	2,715,625
187,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/24+(a)(f)	211,010
4,278,946	Bundesrepublik Deutschland, Series 2007, 4.25%, 7/4/17+(a)	6,593,157
638,000	Canadian Government, 4.00%, 6/1/16+(a)	630,752
1,114,000	Canadian Government, 1.50%, 3/1/17+(a)	1,053,367
807,000	Canadian Government, 3.50%, 6/1/20+(a)	833,156
10,162,000	Government of Poland, 5.75%, 10/25/21+(a)	3,878,825
8,444,000,000	Indonesia Government, Series FR69, 7.88%, 4/15/19+(a)	715,370
340,000,000	Japan Treasury Discount Bill, Series 442, 0.03%, 7/7/14+(a)(g)	3,356,678
220,000,000	Japan Treasury Discount Bill, Series 449, 0.04%, 8/4/14+(a)(g)	2,171,895
69,557,600	Mexican Bonos Desarr, Series M 20, 10.00%, 12/5/24+(a)(e)(h)	7,159,725
100,870,000	Mexican Cetes, Series BI, 0.00%, 7/10/14+(a)(h)	776,952
69,579,100	Mexican Cetes, Series BI, 0.00%, 7/24/14+(a)(h)	535,338
107,104,500	Mexican Cetes, Series BI, 0.00%, 8/7/14+(a)(h)	823,115
121,064,500	Mexican Cetes, Series BI, 0.00%, 8/21/14+(a)(h)	929,355
108,675,200	Mexican Cetes, Series BI, 0.00%, 9/4/14+(a)(h)	833,310
116,160,000	Mexican Cetes, Series B, 0.00%, 9/18/14+(a)(h)	889,709
293,560,000	Mexican Cetes, Series BI, 0.00%, 10/16/14+(a)(h)	2,243,338
112,690,000	Mexican Cetes, Series BI, 0.00%, 11/13/14+(a)(h)	859,048
275,404,000	Mexican Cetes, Series BI, 0.00%, 12/11/14+(a)(h)	2,094,084
3,800,000	Nota do Tesouro Nacional, Series NTNF, 1.27%, 1/1/25+(a)(f)	1,505,309
8,064,000	Poland Government Bond, Series 1020, 5.25%, 10/25/20+(a)	2,969,647
1,326,000	Queensland Treasury Corp., Series 21, 6.00%, 6/14/21+(a)	1,445,520
5,864,618	United Kingdom Treasury, 2.25%, 9/7/23+(a)	9,692,842

		70,323,236

Total Foreign Bonds (Cost $70,879,429)		72,686,916

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars (2.4%):
Banks (0.5%):
$275,000	Banco Estado Chile, 2.03%, 4/2/15(a)	$278,048
450,000	Banco Santander Chile SA, 2.11%, 6/7/18(a)(d)(e)	459,000
1,107,000	BNP Paribas SA, 2.40%, 12/12/18(a)	1,114,433
253,000	Export-Import Bank of Korea, 2.88%, 9/17/18(a)	260,473
296,000	Intesa Sanpaolo SpA, 3.13%, 1/15/16(a)	304,260
221,000	Intesa Sanpaolo SpA, 3.88%, 1/16/18(a)	232,920
400,000	Intesa Sanpaolo SpA, 3.88%, 1/15/19(a)	419,489
200,000	Lloyds Bank plc, 2.30%, 11/27/18^(a)	203,063
250,000	Rabobank Nederland, 3.95%, 11/9/22(a)	254,157
553,000	State Bank India/London, 3.62%, 4/17/19(a)(d)	555,853
460,000	Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19(a)	470,404
200,000	UBS AG Stamford CT, Series BKNT, 5.88%, 12/20/17(a)	228,432

		4,780,532

Capital Markets (0.2%):
813,310	Dana Gas Sukuk, Ltd., 9.00%, 10/31/17, Callable 10/13/17 @ 105(a)(d)	776,711
1,098,330	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(a)(d)	1,076,363

		1,853,074

Diversified Financial Services (0.2%):
400,000	CSG Guernsey I, Ltd., Registered Shares, 7.87%, 2/24/41, Callable 8/24/16 @ 100(a)(d)(e)	432,000
400,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25(a)(d)	395,000

		827,000

Diversified Telecommunication Services (0.1%):
572,000	Telecom Italia SpA, 5.30%, 5/30/24(a)(d)	574,145

Electric Utilities (0.0%):
85,000	Empresa Distribuidora Norte SA, 9.75%, 10/25/22, Callable 10/25/18 @ 105(a)(d)	65,450

Government (0.0%):
178,000	Provincia de Buenos Aires, 10.88%, 1/26/21(a)(d)	169,990

Industrial Conglomerates (0.1%):
400,000	Hutchison Whampoa International 11, Ltd., 3.50%, 1/13/17(a)(d)	420,580

Media (0.0%):
200,000	Nara Cable Funding, Ltd., 8.88%, 12/1/18, Callable 8/11/14 @ 109(a)(d)	213,500
200,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 103(a)(d)	207,000

		420,500

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Metals & Mining (0.0%):
$229,000	FMG Resources August 2006, 6.00%, 4/1/17, Callable 4/1/15 @ 103(a)(d)	$236,442
184,000	FMG Resources August 2006, 6.88%, 4/1/22, Callable 4/1/17 @ 103.44^(a)(d)	197,340
126,000	FMG Resources Pty, Ltd., 8.25%, 11/1/19, Callable 11/1/15 @ 104.13(a)(d)	137,183

		570,965

Oil, Gas & Consumable Fuels (0.3%):
240,000	Bumi Investment Pte, Ltd., 10.75%, 10/6/17, Callable 10/6/14 @ 105(a)(d)	120,000
1,077,000	Petrobras Global Finance BV, 2.37%, 1/15/19(a)(e)	1,078,346
507,000	YPF SA, 8.88%, 12/19/18(a)(d)	534,885
428,000	YPF SA, 8.75%, 4/4/24(a)(d)	447,217

		2,180,448

Oil-Integrated Companies (0.0%):
229,000	Petrobras International Finance Co., 5.38%, 1/27/21(a)	238,671

Paper & Forest Products (0.1%):
425,000	TFS Corp., Ltd., 11.00%, 7/15/18, Callable 7/15/15 @ 108(a)(b)	440,406

Real Estate Investment Trusts (REITs) (0.1%):
516,000	Trust F/1401, 5.25%, 12/15/24(a)(d)	541,800

Real Estate Management & Development (0.0%):
200,000	Sun Hung Kai Properties, Ltd., Series E, 4.50%, 2/14/22(a)(d)	210,881

Road & Rail (0.0%):
370,503	Inversiones Alsacia SA, 8.00%, 8/18/18, Callable 2/18/15 @ 104(a)(b)	248,237
173,000	Viterra, Inc., 5.95%, 8/1/20(a)(d)	197,455

		445,692

Sovereign Bonds (0.6%):
758,000	Federal Republic of Brazil, 4.88%, 1/22/21(a)	826,220
405,400	Republic of Argentina, 2.68%, 10/3/15(a)	392,022
1,583,590	Republic of Argentina, Series X, 2.46%, 4/17/17(a)	1,479,073
393,204	Republic of Argentina, 0.68%, 5/7/24(a)	367,646
1,028,000	Republic of Turkey, 6.75%, 4/3/18(a)	1,160,612

		4,225,573

Tobacco (0.1%):
375,000	B.A.T. International Finance plc, 2.13%, 6/7/17, Callable 6/7/17 @ 25(a)(d)	384,277

Wireless Telecommunication Services (0.1%):
200,000	Colombia Telecomm SA Esp, 5.38%, 9/27/22, Callable 9/27/17 @ 103(a)(d)	199,700
464,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 4/1/15 @ 103.75(a)	508,080

		707,780

Total Yankee Dollars (Cost $18,900,468)		19,057,764

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations (15.7%):
U.S. Treasury Bills (11.4%)
$16,675,000	0.06%, 7/10/14(a)(g)	$16,674,982
50,000	0.06%, 7/17/14(a)(g)	50,000
1,000,000	0.06%, 7/24/14(a)(g)	999,989
4,300,000	0.05%, 8/7/14(a)(g)	4,299,979
13,900,000	0.04%, 8/14/14(a)(g)	13,899,624
12,700,000	0.04%, 8/21/14(a)(g)	12,699,594
8,800,000	0.03%, 8/28/14(a)(g)	8,799,718
2,000,000	0.04%, 9/18/14(a)(g)	1,999,912
1,000,000	0.02%, 9/25/14(a)(g)	999,934
3,000,000	0.02%, 10/2/14(a)(g)	2,999,691
13,800,000	0.04%, 10/9/14(a)(g)	13,798,855
6,700,000	0.06%, 10/16/14(a)(g)	6,699,156
4,800,000	0.04%, 10/30/14(a)(g)	4,799,395

		88,720,829

U.S. Treasury Notes (4.3%)
1,940,000	0.25%, 1/15/15(a)(i)	1,941,820
3,485,000	0.25%, 3/31/15(a)	3,488,949
5,201,000	2.25%, 3/31/16(a)	5,372,675
3,892,300	1.25%, 10/31/18(a)	3,862,197
629,000	2.00%, 9/30/20	632,845
5,467,500	2.25%, 4/30/21(a)	5,521,322
7,272,500	2.00%, 5/31/21(a)	7,217,956
929,700	2.00%, 11/15/21(a)	918,079
1,121,100	1.75%, 5/15/22(a)	1,079,146
4,401,700	2.75%, 2/15/24(a)	4,501,768

		34,536,757

Total U.S. Treasury Obligations (Cost $123,157,422)		123,257,586

Purchased Swaptions (0.2%):
Total Purchased Swaptions (Cost $1,263,232)		1,507,382

Purchased Options (0.5%):
Total Purchased Options (Cost $6,342,986)		6,784,680

Exchange Traded Funds (1.0%):
44,243	Market Vectors Gold Miners, ETF, 0.72%(a)	1,170,227
4,217	ETFS Platinum Trust(i)	609,905
4,996	ETFS Physical Palladium Shares(i)	410,621
92,245	iShares Gold Trust(i)	1,188,116
37,838	SPDR Gold Trust(i)	4,844,777

Total Exchange Traded Fund (Cost $8,916,252)		8,223,646

Securities Held as Collateral for Securities on Loan (1.6%):
12,928,596	Allianz Variable Insurance Products Securities Lending Collateral Trust(j)	12,928,596

Total Securities Held as Collateral for Securities on Loan (Cost $12,928,596)		12,928,596

Unaffiliated Investment Companies (3.7%):
1,833,707	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(g)(k)	1,833,707
27,000,000	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.00%(g)(l)	27,000,000

Total Unaffiliated Investment Company (Cost $28,833,707)		28,833,707

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount	Fair Value
Total Investment Securities (Cost $724,364,602)(m) — 100.2%	$791,203,047
Net other assets (liabilities) — (0.2)%	(5,196,357)

Net Assets — 100.0%	$786,006,690

Percentages indicated are based on net assets as of June 30, 2014.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

MTN—Medium Term Note

SPDR—Standard & Poor’s Depository Receipts

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014, was $12,503,743.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2014, these securities represent 1.04% of the net assets of the fund.

(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2014. The total of all such securities represent 0.98% of the net assets of the fund.

(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(e)	Variable rate security. The rate presented represents the rate in effect at June 30, 2014. The date presented represents the final maturity date.

(f)	Principal amount is stated in 1,000 Brazilian Real Units.
(g)	The rate represents the effective yield at June 30, 2014.

(h)	Principal amount is stated in 100 Mexican Peso Units.

(i)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”).

(j)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014.

(k)	All or a portion of these securities are held by the VIP Subsidiary.

(l)	Security purchased with cash that was segregated to cover margin requirements for open futures contracts as of June 30, 2014.

(m)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2014:

Country	Percentage
Argentina	0.5%
Australia	1.1%
Austria	—	%NM
Belgium	—	%NM
Bermuda	0.1%
Brazil	2.6%
Canada	2.0%
Cayman Islands	0.5%
Chile	0.2%
China	0.2%
Colombia	—	%NM
Denmark	0.1%
European Community	0.2%
France	3.7%
Germany	2.5%
Guernsey	0.1%
Hong Kong	1.2%
India	0.1%
Indonesia	0.2%
Ireland (Republic of)	0.5%
Israel	—	%NM
Italy	0.6%
Japan	10.0%
Jersey	0.3%
Kazakhstan	0.1%
Korea, Republic Of	0.4%
Luxembourg	0.3%
Malaysia	0.3%
Mexico	2.6%
Netherlands	2.2%
Norway	0.1%
Poland	0.9%
Portugal	—	%NM
Republic of Korea (South)	0.3%
Russian Federation	—	%NM
Singapore	1.0%
South Africa	0.1%
Spain	0.1%
Sweden	0.4%
Switzerland	2.3%
Taiwan	0.2%
Thailand	0.1%
Turkey	0.1%
United Arab Emirates	0.1%
United Kingdom	5.2%
United States	56.5%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Securities Sold Short (0.0%):(a)

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Eni SpA	$(349,635)	$(375,600)	$(25,965)

	$(349,635)	$(375,600)	$(25,965)

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Futures Contracts

Cash of $12,284,685 has been segregated to cover margin requirements for the following open contracts as of June 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
E-Mini MSCI Emerging Markets Index September Futures (U.S. Dollar)(a)	Short	9/19/14	(200)	$(10,407,000)	$14,959
Russell 2000 Mini Index September Futures (U.S. Dollar)(a)	Short	9/19/14	(22)	(2,618,660)	(51,964)
DJ EURO STOXX 50 September Futures (Euro)(a)	Short	9/19/14	(190)	(8,408,024)	102,979
S&P 500 Index E-Mini September Futures (U.S. Dollar)(a)	Short	9/19/14	(345)	(33,378,900)	(339,903)
ASX SPI 200 Index September Futures (Australian Dollar)(a)	Long	9/18/14	1	126,194	279
Tokyo Price Index September Futures (Japanese Yen)(a)	Long	9/11/14	7	872,495	18,125
German Stock Index September Futures (Euro)(a)	Long	9/19/14	3	1,012,477	(6,321)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	Long	9/19/14	125	15,646,484	(35,613)
S&P/Toronto Stock Exchange 60 Index September Futures (Canadian Dollar)(a)	Long	9/18/14	1	161,908	1,290
S&P 500 Index E-Mini September Futures (U.S. Dollar)	Long	9/19/14	241	23,526,420	349,256
NIKKEI 225 Index September Futures (Japanese Yen)(a)	Long	9/11/14	3	224,578	500

Total					$53,587

Option Contracts(a)

Over-the-counter options purchased as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
ACE, Ltd.	Goldman Sachs	Call	USD	95.00	01/16/15	31,614	$298,792
Anadarko Petroleum Corp.	Deutsche Bank	Call	USD	105.00	01/16/15	13,197	140,690
Anadarko Petroleum Corp.	Deutsche Bank	Call	USD	115.00	01/16/15	21,359	127,856
Bank of America Corp.	Citibank	Call	USD	17.00	01/16/15	157,232	72,172
Chevron Corp.	Barclays Bank	Call	USD	135.00	12/19/14	14,500	37,358
Chevron Corp.	Deutsche Bank	Call	USD	135.00	12/19/14	7,100	18,293
Chevron Corp.	Citibank	Call	USD	135.00	12/19/14	7,200	18,550
Citigroup, Inc.	Bank of America	Call	USD	60.00	01/16/15	44,025	5,846
Coach, Inc.	Bank of America	Call	USD	60.00	02/20/15	13,282	448
Coca-Cola Co. (The)	Deutsche Bank	Call	USD	45.00	01/16/15	130,514	79,862
EOG Resources, Inc.	Credit Suisse First Boston	Call	USD	120.00	10/17/14	19,952	96,881
Euro Stoxx 50 Index	Goldman Sachs	Call	EUR	3500.00	03/16/18	424	138,051
Euro Stoxx 50 Index	Morgan Stanley	Call	EUR	3450.00	03/20/17	495	142,145
Euro Stoxx 50 Index	UBS Warburg	Call	EUR	3600.00	06/15/18	206	58,058
Euro Stoxx 50 Index	Citibank	Call	EUR	3500.00	06/16/17	462	120,503
Euro Stoxx 50 Index	Bank of America	Call	EUR	3600.00	09/15/17	477	117,371
Euro Stoxx 50 Index	Deutsche Bank	Call	EUR	3426.55	09/21/18	225	83,595
Euro Stoxx 50 Index	Barclays Bank	Call	EUR	3500.00	12/15/17	488	148,921
Euro Stoxx 50 Index	Goldman Sachs	Call	EUR	3293.01	12/16/16	1,161	395,000
Euro Stoxx 50 Index	JPMorgan Chase	Call	EUR	3325.00	12/18/15	515	125,524
Humana, Inc.	Deutsche Bank	Call	USD	115.00	01/16/15	3,310	57,761
Humana, Inc.	Goldman Sachs	Call	USD	130.00	01/16/15	13,049	114,528
Johnson & Johnson	Deutsche Bank	Call	USD	105.00	02/20/15	66,400	258,040
JPMorgan Chase & Co.	Bank of America	Call	USD	65.00	01/16/15	78,616	34,277
JPMorgan Chase & Co.	Goldman Sachs	Call	USD	65.00	01/16/15	57,421	25,036
Marathon Oil Corp.	Goldman Sachs	Call	USD	32.00	07/18/14	3,520	27,878
Merck & Co., Inc.	Deutsche Bank	Call	USD	55.00	01/16/15	106,514	497,833
MetLife, Inc.	Goldman Sachs	Call	USD	50.00	01/16/15	59,096	397,267
Mylan, Inc.	Bank of America	Call	USD	47.00	01/16/15	18,200	132,587
Mylan, Inc.	Deutsche Bank	Call	USD	47.00	01/16/15	18,200	132,587
Oracle Corp.	Deutsche Bank	Call	USD	42.00	01/16/15	65,257	108,606
PFE U.S.	Citibank	Call	USD	32.50	01/16/15	68,164	23,728
Prudential Financial, Inc.	Citibank	Call	USD	87.50	01/16/15	45,138	264,592
Siemens AG	Deutsche Bank	Call	USD	150.00	01/16/15	18,114	42,407

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
SPDR Gold Shares(b)	JPMorgan Chase	Call	USD	133.44	03/20/15	9,230	$35,217
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	EUR	355.61	03/17/17	4,134	132,144
Stoxx Europe 600 Index	JPMorgan Chase	Call	EUR	348.12	09/16/16	4,376	136,541
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	EUR	347.97	12/16/16	3,668	122,398
Takeda Pharmaceutical Co., Ltd.	Morgan Stanley	Call	JPY	5108.80	01/29/15	8,000	8,993
Takeda Pharmaceutical Co., Ltd.	Goldman Sachs	Call	JPY	4906.34	10/09/14	7,148	5,312
Topix Index	Morgan Stanley	Call	JPY	1184.43	03/13/15	338,919	373,492
Topix Index	Goldman Sachs	Call	JPY	1288.50	06/12/15	261,314	169,203
Topix Index	Citibank	Call	JPY	1246.74	09/12/14	148,791	65,257
Topix Index	Citibank	Call	JPY	1178.21	12/12/14	173,166	181,029
Topix JP Equity	UBS Warburg	Call	JPY	1240.60	12/12/14	173,716	113,890
MSCI Emerging Markets Index	Bank of America	Put	USD	1019.91	08/15/14	3,744	29,823
Occidental Petroleum Corp.	Citibank	Put	USD	95.00	01/16/15	17,605	58,057
Russell 200 Index	Citibank	Put	USD	1077.67	07/18/14	3,314	1,660
S&P 500 Index	JPMorgan Chase	Put	USD	1838.92	07/18/14	1,888	2,772
S&P 500 Index	BNP Paribas	Put	USD	1854.90	07/18/14	1,872	3,527
S&P 500 Index	Goldman Sachs	Put	USD	1853.97	08/15/14	1,308	9,663
Security Capital U.S. Sponsored ADR	Bank of America	Put	USD	1078.40	07/18/14	3,216	1,645
Security Capital U.S. Sponsored ADR	Credit Suisse First Boston	Put	USD	1155.45	08/15/14	2,770	38,528
SPX U.S. Index	Credit Suisse First Boston	Put	USD	1900.00	07/18/14	1,887	6,920
SPX U.S. Index	BNP Paribas	Put	USD	1928.98	08/15/14	1,846	33,394
Transocean, Ltd.	Bank of America	Put	USD	38.00	01/16/15	21,131	24,985
Transocean, Ltd.	Citibank	Put	USD	40.00	01/16/15	16,740	29,349
Transocean, Ltd.	Bank of America	Put	USD	40.00	01/16/15	14,083	24,691
Transocean, Ltd.	Goldman Sachs	Put	USD	40.00	01/16/15	5,441	9,539
Transocean, Ltd.	Barclays Bank	Put	USD	40.00	01/16/15	5,719	10,027
Transocean, Ltd.	Credit Suisse First Boston	Put	USD	40.00	01/16/15	13,953	24,463
Transocean, Ltd.	Deutsche Bank	Put	USD	43.00	01/16/15	24,389	70,728
Transocean, Ltd.	Goldman Sachs	Put	USD	43.00	01/16/15	19,511	56,777

Total							$6,123,067

Over-the-counter options written as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
ACE, Ltd.	Goldman Sachs	Call	USD	110.00	01/16/15	31,614	$(39,140)
Anadarko Petroleum Corp.	Credit Suisse First Boston	Call	USD	100.00	08/15/14	6,982	(74,375)
Anadarko Petroleum Corp.	Deutsche Bank	Call	USD	100.00	08/15/14	7,014	(74,716)
Cimarex Energy	Deutsche Bank	Call	USD	125.00	09/19/14	3,512	(72,875)
Cimarex Energy	Credit Suisse First Boston	Call	USD	135.00	09/19/14	4,691	(62,197)
Diamondback Energy, Inc.	Goldman Sachs	Call	USD	75.00	09/19/14	3,489	(54,766)
Diamondback Energy, Inc.	Citibank	Call	USD	80.00	01/16/15	7,761	(117,370)
Diamondback Energy, Inc.	Deutsche Bank	Call	USD	80.00	09/19/14	2,875	(34,080)
Diamondback Energy, Inc.	Deutsche Bank	Call	USD	75.00	09/19/14	3,491	(54,798)
Marathon Oil Corp.	Citibank	Call	USD	32.00	07/18/14	3,520	(27,878)
MetLife, Inc.	Goldman Sachs	Call	USD	60.00	01/16/15	59,096	(94,562)
MSCI Emerging Markets Index	Bank of America	Call	USD	1108.82	08/15/14	3,744	(1,251)
Mylan, Inc.	Bank of America	Call	USD	55.00	01/16/15	18,200	(59,814)
Mylan, Inc.	Deutsche Bank	Call	USD	55.00	01/16/15	18,200	(59,814)
Nestle N	Morgan Stanley	Call	CHF	70.00	09/19/14	5,435	(4,883)
Prudential Financial, Inc.	Citibank	Call	USD	97.50	01/16/15	45,138	(93,068)
Russell 200 Index	Citibank	Call	USD	1154.65	07/18/14	3,314	(139,823)
S&P 500 Index	JPMorgan Chase	Call	USD	1951.51	07/18/14	1,888	(36,289)
S&P 500 Index	BNP Paribas	Call	USD	1968.46	07/18/14	1,872	(18,872)
S&P 500 Index	Goldman Sachs	Call	USD	1981.99	08/15/14	1,308	(17,976)

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Security Capital U.S. Sponsored ADR	Bank of America	Call	USD	1155.43	07/18/14	3,216	$(133,522)
Security Capital U.S. Sponsored ADR	Credit Suisse First Boston	Call	USD	1237.98	08/15/14	2,770	(17,238)
SPX U.S. Index	Credit Suisse First Boston	Call	USD	1990.00	07/18/14	1,887	(6,985)
Tokyo Stock Price Index	Citibank	Call	JPY	1318.19	12/12/14	173,166	(56,783)
Topix Index	Morgan Stanley	Call	JPY	1370.22	03/13/15	338,919	(103,887)
Topix Index	Goldman Sachs	Call	JPY	1490.61	06/12/15	261,314	(46,227)
Topix JP Equity	UBS Warburg	Call	JPY	1410.88	12/12/14	173,716	(21,970)
Anadarko Petroleum Corp.	Deutsche Bank	Put	USD	97.50	01/16/15	18,500	(73,233)
Cimarex Energy	Goldman Sachs	Put	USD	120.00	09/19/14	3,501	(5,088)
Cimarex Energy	Citibank	Put	USD	120.00	09/19/14	3,522	(5,118)
Coach, Inc.	Bank of America	Put	USD	42.50	02/20/15	13,282	(125,986)
CONSOL Energy, Inc.	Goldman Sachs	Put	USD	42.00	01/16/15	20,679	(44,203)
CONSOL Energy, Inc.	UBS Warburg	Put	USD	43.00	10/17/14	14,046	(20,944)
Diamondback Energy, Inc.	Citibank	Put	USD	70.00	01/16/15	10,348	(31,199)
Dresser-Rand Group, Inc.	Deutsche Bank	Put	USD	55.00	09/19/14	7,277	(3,643)
EOG Resources, Inc.	Goldman Sachs	Put	USD	110.00	10/17/14	7,100	(26,027)
Euro Stoxx 50 Index	Deutsche Bank	Put	EUR	2586.07	09/21/18	225	(94,965)
Gulfport Energy	Deutsche Bank	Put	USD	60.00	01/16/15	20,900	(118,866)
Hess Corp.	Citibank	Put	USD	95.00	01/16/15	7,350	(33,008)
Kodiak Oil & Gas Corp.	Morgan Stanley	Put	USD	13.00	09/19/14	34,164	(19,478)
Marathon Petroleum Corp.	Goldman Sachs	Put	USD	77.50	01/16/15	15,600	(97,841)
MSCI Emerging Markets Index	Bank of America	Put	USD	951.91	08/15/14	3,744	(6,677)
Mylan, Inc.	Deutsche Bank	Put	USD	42.00	01/16/15	18,200	(24,230)
Mylan, Inc.	Bank of America	Put	USD	42.00	01/16/15	18,200	(24,230)
Oasis Petroleum, Inc.	Deutsche Bank	Put	USD	49.00	11/21/14	3,550	(7,008)
Ocean RIG UDW, Inc.	Goldman Sachs	Put	USD	17.50	12/19/14	17,702	(19,201)
Oceaneering International, Inc.	Citibank	Put	USD	70.00	10/17/14	13,781	(17,121)
PFE U.S.	Citibank	Put	USD	28.00	01/16/15	68,164	(58,719)
Phillips 66	Morgan Stanley	Put	USD	80.00	01/16/15	6,977	(37,002)
Phillips 66	UBS Warburg	Put	USD	85.00	01/16/15	3,528	(28,532)
Phillips 66	Barclays Bank	Put	USD	85.00	01/16/15	7,122	(57,598)
Phillips 66	Citibank	Put	USD	85.00	01/16/15	3,600	(29,114)
Phillips 66	Goldman Sachs	Put	USD	90.00	01/16/15	3,521	(40,759)
Phillips 66	Deutsche Bank	Put	USD	80.00	11/21/14	7,014	(30,783)
Phillips 66	Citibank	Put	USD	82.50	11/21/14	7,020	(39,936)
Pioneer Natural Resources Co.	Citibank	Put	USD	225.00	09/19/14	3,559	(37,464)
Rowan Companies plc	Goldman Sachs	Put	USD	32.00	07/18/14	33,300	(20,308)
Russell 200 Index	Citibank	Put	USD	989.70	07/18/14	3,314	(158)
S&P 500 Index	JPMorgan Chase	Put	USD	1688.80	07/18/14	1,888	(251)
S&P 500 Index	BNP Paribas	Put	USD	1703.48	07/18/14	1,872	(310)
S&P 500 Index	Goldman Sachs	Put	USD	1706.98	08/15/14	1,308	(1,693)
Security Capital U.S. Sponsored ADR	Bank of America	Put	USD	990.37	07/18/14	3,216	(156)
Security Capital U.S. Sponsored ADR	Credit Suisse First Boston	Put	USD	1072.92	08/15/14	2,770	(9,401)
SPX U.S. Index	Credit Suisse First Boston	Put	USD	1790.00	07/18/14	1,887	(1,199)
SPX U.S. Index	BNP Paribas	Put	USD	1782.11	08/15/14	1,846	(5,913)
Topix Index	Morgan Stanley	Put	JPY	1045.08	03/13/15	338,919	(43,141)
Topix Index	Goldman Sachs	Put	JPY	1136.91	06/12/15	261,314	(101,584)
Topix Index	Citibank	Put	JPY	1047.55	12/12/14	173,166	(11,228)
Topix JP Equity	UBS Warburg	Put	JPY	1094.65	12/12/14	173,716	(19,066)
Transocean, Ltd.	Goldman Sachs	Put	USD	38.00	01/16/15	21,131	(21,131)

Total							$(2,918,671)

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Exchange-traded options purchased as of June 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Bank of America Corp.	Call	USD	17.00	01/16/15	256	$11,648
Canadian Natural Resources, Ltd.	Call	USD	34.00	09/19/14	204	244,800
Citigroup, Inc.	Call	USD	60.00	01/16/15	70	980
Coca-Cola Co. (The)	Call	USD	45.00	01/16/15	167	10,104
Humana, Inc.	Call	USD	130.00	01/16/15	21	18,690
Merck & Co., Inc.	Call	USD	55.00	01/16/15	110	48,950
MetLife, Inc.	Call	USD	50.00	01/16/15	66	44,715
Oracle Corp.	Call	USD	42.00	01/16/15	82	13,776
Prudential Financial, Inc.	Call	USD	82.50	01/16/15	34	31,875
SPDR Gold Shares(b)	Call	USD	135.00	06/19/15	146	64,605
SPDR Gold Shares(b)	Call	USD	130.00	12/19/14	346	132,345
SPDR Gold Trust(b)	Call	USD	130.56	12/31/14	10,383	38,855
Time Warner Cable, Inc.	Put	USD	135.00	07/18/14	9	270

Total						$661,613

Exchange-traded options written as of June 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Canadian Natural Resources, Ltd.	Call	USD	39.00	09/19/14	180	$(130,500)
Lululemon Athletica, Inc.	Call	USD	42.50	12/19/14	43	(13,653)
Tenet Healtchare Corp.	Call	USD	49.00	11/21/14	69	(21,563)
Time Warner Cable, Inc.	Call	USD	150.00	07/18/14	9	(608)
Biogen Idec, Inc.	Put	USD	280.00	07/18/14	11	(413)

Total						$(166,737)

Over-the-counter interest rate swaptions purchased as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount (Local)	Market Value
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	2.80	09/15/14	2,229	$382,168
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	2.80	09/15/14	175	27,323
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	2.75	11/28/14	65	8,668
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	2.75	11/28/14	1,826	243,554
5-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	1.90	09/26/14	1,416	67,768
5-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	1.63	10/10/14	3,261	79,623
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.80	10/28/14	5,440	518,663
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.80	10/28/14	100	5,300
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.80	11/17/14	1,456	158,103
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Goldman Sachs	Put	JPY	1.35	01/25/16	30,000	3,087
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Goldman Sachs	Put	JPY	1.35	01/25/16	13,882	1,429
5-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	JPY	1.07	04/04/18	1,006,981	11,696

Total							$1,507,382

Over-the-counter interest rate swaptions written as of June 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount	Market Value
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	2.60	09/15/14	1,463	$(137,188)
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	2.60	09/15/14	869	(5,506)
5-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	USD	1.70	09/26/14	1,416	(45,700)

Total							$(188,394)

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Forward Currency Contracts(a)

At June 30, 2014, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Morgan Stanley	8/8/14	1,964,700	$1,837,024	$1,846,727	$(9,703)
Brazilian Real	Deutsche Bank	8/8/14	4,207,702	1,813,000	1,882,735	(69,735)
Brazilian Real	Deutsche Bank	8/15/14	1,664,543	743,000	743,373	(373)
Brazilian Real	Deutsche Bank	8/15/14	1,659,269	744,000	741,018	2,982
Chinese Renminbi	Deutsche Bank	1/30/15	8,202,461	1,338,000	1,309,313	28,687
Chinese Renminbi	Deutsche Bank	1/30/15	2,043,746	334,000	326,232	7,768
Chinese Renminbi	JPMorgan Chase	1/30/15	4,087,158	668,000	652,410	15,590
European Euro	BNP Paribas	7/3/14	1,339,800	1,835,044	1,834,483	561
European Euro	Deutsche Bank	7/3/14	1,339,800	1,835,526	1,834,483	1,043
European Euro	BNP Paribas	7/10/14	1,611,116	2,207,749	2,206,031	1,718
European Euro	JPMorgan Chase	7/10/14	473,000	648,166	647,658	508
European Euro	Credit Suisse First Boston	7/11/14	1,263,100	1,731,710	1,729,514	2,196
European Euro	Deutsche Bank	7/11/14	1,263,100	1,731,205	1,729,514	1,691
European Euro	Morgan Stanley	7/11/14	1,206,000	1,647,812	1,651,329	(3,517)
European Euro	Credit Suisse First Boston	7/17/14	1,284,300	1,754,174	1,758,581	(4,407)
European Euro	Deutsche Bank	7/17/14	1,305,000	1,787,706	1,786,925	781
European Euro	Deutsche Bank	7/18/14	2,248,900	3,072,785	3,079,412	(6,627)
European Euro	Deutsche Bank	8/7/14	1,816,300	2,459,379	2,487,235	(27,856)
European Euro	Morgan Stanley	8/7/14	1,337,600	1,811,199	1,831,705	(20,506)
European Euro	JPMorgan Chase	8/8/14	1,290,900	1,747,262	1,767,760	(20,498)
European Euro	Credit Suisse First Boston	8/14/14	752,400	1,019,359	1,030,360	(11,001)
European Euro	Deutsche Bank	8/14/14	499,100	676,141	683,483	(7,342)
European Euro	UBS Warburg	8/14/14	1,243,200	1,683,927	1,702,477	(18,550)
European Euro	Credit Suisse First Boston	8/15/14	1,317,000	1,787,564	1,803,548	(15,984)
European Euro	JPMorgan Chase	8/15/14	1,337,300	1,814,861	1,831,348	(16,487)
European Euro	Morgan Stanley	8/22/14	1,321,600	1,796,662	1,809,894	(13,232)
European Euro	UBS Warburg	8/22/14	1,284,600	1,746,735	1,759,223	(12,488)
Japanese Yen	BNP Paribas	7/3/14	179,442,194	1,763,000	1,771,613	(8,613)
Japanese Yen	UBS Warburg	7/3/14	179,593,812	1,763,000	1,773,110	(10,110)
Japanese Yen	Morgan Stanley	7/7/14	340,000,000	3,273,827	3,356,895	(83,068)
Japanese Yen	Bank of America	7/10/14	146,759,025	1,435,998	1,449,020	(13,022)
Japanese Yen	Goldman Sachs	7/10/14	153,515,670	1,503,069	1,515,732	(12,663)
Japanese Yen	JPMorgan Chase	7/11/14	146,209,560	1,441,468	1,443,607	(2,139)
Japanese Yen	Credit Suisse First Boston	7/17/14	141,878,850	1,399,241	1,400,917	(1,676)
Japanese Yen	BNP Paribas	7/24/14	144,875,127	1,414,505	1,430,586	(16,081)
Japanese Yen	Credit Suisse First Boston	7/24/14	73,626,625	719,010	727,035	(8,025)
Japanese Yen	JPMorgan Chase	7/24/14	221,383,188	2,161,542	2,186,074	(24,532)
Japanese Yen	BNP Paribas	7/25/14	186,459,631	1,817,000	1,841,233	(24,233)
Japanese Yen	Morgan Stanley	7/25/14	223,563,000	2,177,508	2,207,617	(30,109)
Japanese Yen	BNP Paribas	8/1/14	186,051,351	1,817,000	1,837,302	(20,302)
Japanese Yen	Credit Suisse First Boston	8/1/14	262,821,000	2,568,091	2,595,421	(27,330)
Japanese Yen	HSBC Bank	8/4/14	220,000,000	2,164,289	2,172,597	(8,308)
Japanese Yen	Credit Suisse First Boston	8/7/14	140,851,348	1,375,931	1,390,997	(15,066)
Japanese Yen	HSBC Bank	8/7/14	185,678,778	1,814,155	1,833,696	(19,541)
Japanese Yen	UBS Warburg	8/8/14	149,577,000	1,467,563	1,477,178	(9,615)
Japanese Yen	HSBC Bank	8/14/14	155,079,960	1,518,516	1,531,585	(13,069)
Japanese Yen	Morgan Stanley	8/15/14	188,602,140	1,860,000	1,862,666	(2,666)

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	JPMorgan Chase	8/22/14	306,886,455	$3,007,959	$3,031,003	$(23,044)
Mexican Peso	Barclays Bank	7/10/14	10,087,000	747,933	776,990	(29,057)
Mexican Peso	Credit Suisse First Boston	7/24/14	6,957,910	523,360	535,396	(12,036)
Mexican Peso	Deutsche Bank	8/7/14	10,710,450	793,696	823,360	(29,664)
Mexican Peso	Credit Suisse First Boston	8/21/14	12,106,450	912,675	929,859	(17,184)
Mexican Peso	UBS Warburg	9/4/14	10,867,520	814,199	833,943	(19,744)
Mexican Peso	UBS Warburg	9/18/14	11,616,000	882,715	890,534	(7,819)
Mexican Peso	Credit Suisse First Boston	10/16/14	29,356,000	2,226,047	2,246,388	(20,341)
Mexican Peso	Deutsche Bank	11/13/14	11,269,000	861,907	860,748	1,159
Mexican Peso	BNP Paribas	12/11/14	27,540,400	2,093,436	2,099,725	(6,289)

				$90,590,630	$91,299,598	$(708,968)

Long Contracts:
Chinese Renminbi	Deutsche Bank	1/30/15	6,183,207	$998,580	$986,991	$(11,589)
Chinese Renminbi	Deutsche Bank	1/30/15	4,063,000	651,539	648,554	(2,985)
Chinese Renminbi	JPMorgan Chase	1/30/15	4,087,158	653,579	652,410	(1,169)
European Euro	Deutsche Bank	7/11/14	1,263,100	1,717,109	1,729,514	12,405
European Euro	Brown Brothers Harriman	7/14/14	992,500	1,360,395	1,359,007	(1,388)
Indian Rupee	Credit Suisse First Boston	7/18/14	42,139,033	713,000	697,508	(15,492)
Swiss Franc	HSBC Bank	8/8/14	1,604,153	1,784,603	1,809,976	25,373
Swiss Franc	HSBC Bank	8/15/14	1,605,414	1,789,600	1,811,504	21,904

				$9,668,405	$9,695,464	$27,059

At June 30, 2014, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold		Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Great British Pound/European Euro	Deutsche Bank	1,058,043	1,306,000	EUR	$1,783,585	$1,805,535	$21,950
Great British Pound/European Euro	Morgan Stanley	433,238	543,000	EUR	734,902	732,547	(2,355)

					$2,518,487	$2,538,082	$19,595

Over-the-Counter Credit Default Swap Agreements—Buy Protection(a)(c)

At June 30, 2014, the Fund’s open over-the-counter credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Expiration Date	Implied Credit Spread at June 30, 2014 (%)(d)	Notional Amount ($)(e)	Fixed Rate (%)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Transocean, Inc.	JPMorgan Chase	6/20/19	1.42	63,000	1.00	1,145	1,506	(362)
Transocean, Inc.	Barclays Bank	6/20/19	1.42	159,000	1.00	2,889	3,838	(949)
Transocean, Inc.	Barclays Bank	6/20/19	1.42	254,000	1.00	4,614	6,640	(2,026)
Transocean, Inc.	Barclays Bank	6/20/19	1.42	105,719	1.00	1,921	2,620	(699)
Transocean, Inc.	Barclays Bank	6/20/19	1.42	352,400	1.00	6,402	8,733	(2,331)
Transocean, Inc.	Citibank	6/20/19	1.42	246,673	1.00	4,481	5,450	(968)
Transocean, Inc.	Barclays Bank	6/20/19	1.42	355,270	1.00	6,454	6,552	(98)
Transocean, Inc.	Barclays Bank	6/20/19	1.42	355,269	1.00	6,454	5,746	708
Transocean, Inc.	JPMorgan Chase	6/20/19	1.42	222,736	1.00	4,047	5,308	(1,262)

						38,407	46,393	(7,987)

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Centrally Cleared Credit Default Swap Agreements—Buy Protection(a)(c)

At June 30, 2014, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at June 30, 2014 (%)(d)	Notional Amount ($)(e)		Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 22*	JPMorgan Chase Bank	6/20/19	3.04	1,616,868	**	5.00	(140,017)	(119,514)	(20,503)

							(140,017)	(119,514)	(20,503)

Centrally Cleared Credit Default Swap Agreements—Sell Protection(a)(c)

At June 30, 2014, the Fund’s centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at June 30, 2014 (%)(d)	Notional Amount ($)(e)	Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX North America Investment Grade Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 22	JPMorgan Chase	6/20/19	0.59	(1,131,000)	1.00	22,422	16,978	5,444

						22,422	16,978	5,444

Total Return Swaps at June 30, 2014(a)

Counterparty	Receive/Pay Total Return	Expiration Date	Notional Amount (Local)	Unrealized Appreciation/ (Depreciation)
Citibank NA	KOSPI 200 Index September Futures	9/11/14	1,454,239,050	KRW	$(20,697)
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini June Futures	3/31/16	26,350,000	JPY	19,350
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini June Futures	3/31/16	26,800,000	JPY	14,908
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini June Futures	3/31/17	29,630,000	JPY	17,573
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini June Futures	3/31/17	25,515,000	JPY	11,373
Citibank NA	PT Siloam International Hospitals Tbk	3/15/15	223,600	USD	66,161

					$108,668

ADR—American Depositary Receipt

*	As of June 30, 2014, the CDX North America High Yield Index included securities which had defaulted and represented 1% of the Index.

**	Reflects the notional amount after the default of securities.

(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).

(b)	All or portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”).

(c)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.

(d)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(e)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the financial statements.

AZL MVP BlackRock Global Allocation Fund

Consolidated Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investment securities, at cost	$724,364,602

Investment securities, at value*	$791,203,047
Cash	17,865
Segregated cash for collateral	15,159,910
Interest and dividends receivable	2,361,997
Foreign currency, at value (cost $486,671)	486,946
Unrealized appreciation on forward currency contracts	146,316
Unrealized appreciation on swap agreements	130,073
Receivable for capital shares issued	119,488
Proceeds paid on swap agreements	46,393
Receivable for investments sold	3,404,442
Reclaims receivable	122,437
Receivable for variation margin on swaps	3,009
Receivable for variation margin on futures contracts	44,820
Prepaid expenses	14,127

Total Assets	813,260,870

Liabilities:
Cash and securities received as collateral for derivatives	3,632,845
Written options (Proceeds received $3,204,986)	3,273,802
Unrealized depreciation on forward currency contracts	808,630
Unrealized depreciation on swap agreements	29,392
Payable for collateral received on loaned securities	12,928,596
Payable for investments purchased	5,123,145
Payable for investments redeemed	112,721
Securities sold short (Proceeds received $349,635)	375,600
Payable for variation margin on futures contracts	50,511
Payable for variation margin on swaps	1,259
Manager fees payable	517,553
Administration fees payable	34,914
Distribution fees payable	151,273
Custodian fees payable	95,826
Administrative and compliance services fees payable	4,223
Trustee fees payable	9,762
Other accrued liabilities	104,128

Total Liabilities	27,254,180

Net Assets	$786,006,690

Net Assets Consist of:
Capital	$674,665,966
Accumulated net investment income/(loss)	7,716,713
Accumulated net realized gains/(losses) from investment transactions	37,526,785
Net unrealized appreciation/(depreciation) on investments	66,097,226

Net Assets	$786,006,690

Shares of beneficial interest (unlimited number of shares authorized, no par value)	63,135,173
Net Asset Value (offering and redemption price per share)	$12.45

*	Includes securities on loan of $12,503,743.

Consolidated Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$7,090,505
Interest	2,687,759
Income from securities lending	197,884
Foreign withholding tax	(421,931)

Total Investment Income	9,554,217

Expenses:
Manager fees	2,920,174
Administration fees	188,327
Distribution fees	853,512
Custodian fees	163,471
Administrative and compliance services fees	12,215
Trustee fees	37,931
Professional fees	33,091
Shareholder reports	19,941
Dividends on securities sold short	13,450
Recoupment of prior expenses reimbursed by the manager	163
Other expenses	14,136

Total expenses before reductions	4,256,411
Less expenses paid indirectly	(721)

Net expenses	4,255,690

Net Investment Income/(Loss)	5,298,527

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	20,362,368
Net realized gains/(losses) on futures contracts	(1,223,358)
Net realized gains/(losses) on options contracts	(350,115)
Net realized gains/(losses) on swap agreements	(17,568)
Net realized gains/(losses) on forward currency contracts	12,592
Change in net unrealized appreciation/depreciation on investments	3,078,438

Net Realized/Unrealized Gains/(Losses) on Investments	21,862,357

Change in Net Assets Resulting From Operations	$27,160,884

See accompanying notes to the financial statements.

Consolidated Statements of Changes in Net Assets

	AZL MVP BlackRock Global Allocation Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$5,298,527	$2,765,888
Net realized gains/(losses) on investment transactions	18,783,919	18,597,987
Change in unrealized appreciation/depreciation on investments	3,078,438	44,442,327

Change in net assets resulting from operations	27,160,884	65,806,202

Dividends to Shareholders:
From net investment income	—	—
From net realized gains	—	(186,015)

Change in net assets resulting from dividends to shareholders	—	(186,015)

Capital Transactions:
Proceeds from shares issued	82,390,849	291,713,875
Proceeds from dividends reinvested	—	186,015
Value of shares redeemed	(5,236,272)	(2,372,363)

Change in net assets resulting from capital transactions	77,154,577	289,527,527

Change in net assets	104,315,461	355,147,714
Net Assets:
Beginning of period	681,691,229	326,543,515

End of period	$786,006,690	$681,691,229

Accumulated net investment income/(loss)	$7,716,713	$2,418,186

Share Transactions:
Shares issued	6,837,845	25,942,049
Dividends reinvested	—	16,360
Shares redeemed	(434,659)	(206,067)

Change in shares	6,403,186	25,752,342

See accompanying notes to the financial statements.

AZL MVP BlackRock Global Allocation Fund

Consolidated Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	January 10, 2012 to December 31, 2012 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.02		$10.54	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.08		0.05	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	0.35		1.43	0.56

Total from Investment Activities	0.43		1.48	0.67

Dividends to Shareholders From:
Net Investment Income	—		—	(0.12)
Realized Gains	—		— (b)	(0.01)

Total Dividends	—		— (b)	(0.13)

Net Asset Value, End of Period	$12.45		$12.02	$10.54

Total Return(c)	3.58	%(d)	14.08%	6.71	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$786,007		$681,691	$326,544
Net Investment Income/(Loss)(e)	1.47%		0.55%	2.01%
Expenses Before Reductions(e)(f)	1.18%		1.21%	2.44%
Expenses Net of Reductions(e)	1.18%		1.21%	2.37%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)(g).	1.18%		1.21%	2.37%
Portfolio Turnover Rate	31	%(d)	40%	119	%(d)

(a)	Period from commencement of operations.

(b)	Less than $0.005.

(c)	The return includes reinvested dividends and fund level expenses, but excludes insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, which is used to pay certain Fund Expenses. See Note 2 in Notes to Consolidated Financial Statements.

See accompanying notes to the financial statements.

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP BlackRock Global Allocation Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Consolidation of Subsidiaries

During the year ended June 30, 2014, the Fund primarily invested in shares of another mutual fund managed by the Manager, the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”), a wholly-owned and controlled subsidiary of the Fund.

As of June 30, 2014, the Fund’s aggregate investment in the VIP Subsidiary was $746,804,708, representing 95.0% of the Fund’s net assets.

The VIP Subsidiary’s primary vehicle for gaining exposure to the commodities markets is through investment in the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the VIP Subsidiary formed in the Cayman Islands, which invests primarily in commodity-related instruments.

The Fund’s operations have been consolidated with the operations of the VIP Subsidiary and the Cayman Subsidiary.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Floating Rate Loans

The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2014 are presented on the Fund’s Consolidated Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $15.5 million for the period ended June 30, 2014.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund paid securities lending fees of $19,672 during the period ended June 30, 2014. These fees have been netted against “Income from securities lending” on the Consolidated Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Consolidated Statement of Operations.

Effective January 6, 2014, the Manager, on behalf of the Trust, requested the Fund cease participation in the program until further notice.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2014, the Fund entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $102.8 million as of June 30, 2014. The monthly average amount for these contracts was $74.0million for the period ended June 30, 2014.

Futures Contracts

During the period ended June 30, 2014, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $96.7 million as of June 30, 2014. The monthly average notional amount for these contracts was $88.3 million for the period ended June 30, 2014. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Consolidated Statement of Operations.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2014, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Consolidated Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Realized gains and losses, if any, are reported as “Net realized gains/(losses) on options contracts” on the Consolidated Statement of Operations.

The Fund had the following transactions in purchased call and put options during the period ended June 30, 2014:

	Number of Contracts	Cost
Options outstanding at December 31, 2013	4,017,737	$4,217,942
Options purchased	2,929,347	11,339,616
Options exercised	—	—
Options expired	(2,058,916)	(2,499,413)
Options closed	(1,431,138)	(5,451,927)

Options outstanding at June 30, 2014	3,457,030	$7,606,218

The Fund had the following transactions in written call and put options during the period ended June 30, 2014:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2013	(63,845)	$(1,043,812)
Options written	(3,668,123)	(6,292,492)
Options exercised	19,712	100,336
Options expired	520,752	725,345
Options closed	617,490	3,305,637

Options outstanding at June 30, 2014	(2,574,014)	$(3,204,986)

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be indentified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the VIP Subsidiary or Cayman Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of June 30, 2014, the Fund entered into OTC interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). The Fund did not have any interest rate swaps outstanding as of June 30, 2014. The monthly average gross notional amount for interest rate swaps was $17.3 million for the period ended June 30, 2014.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The gross notional amount of total return swaps outstanding was $27.4 million as of June 30, 2014. The monthly average gross notional amount for total return swaps was $42.4 million to the year ended June 30, 2014.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. As of June 30, 2014, the Fund entered into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The gross notional amount of OTC and centrally cleared credit default swaps outstanding was $4.9 million as of June 30, 2014. The monthly average gross notional amount for credit default swaps was $3.2 million for the period ended June 30, 2014.

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Summary of Derivative Instruments

The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations, categorized by risk exposure, for the period ended June 30, 2014:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Total Fair Value	Consolidated Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk Exposure

Futures Contracts	Receivable for variation margin on futures contracts*	$487,388	Payable for variation margin on futures contracts*	$433,801

Option Contracts	Investment securities, at value (purchased options)	8,292,062	Written options	3,273,802

Total Return Swap Agreements	Unrealized appreciation on swap agreements	129,365	Unrealized depreciation on swap agreements	20,697

Credit Risk Exposure

Credit Default Swap Agreements	Unrealized appreciation on swap agreements+	6,152	Unrealized depreciation on swap agreements+	29,198

Foreign Exchange Rate Risk Exposure

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	146,316	Unrealized depreciation on forward currency contracts	808,630

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities as Variation margin on futures contracts.

+	For swap agreements, the amounts represent the cumulative appreciation/(depreciation) of these agreements as reported in the Consolidated Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities as Variation margin on swaps.

The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations, categorized by risk exposure, for the period ended June 30, 2014:

	Realized Gain/(Loss) on Derivatives Recognized as a Result from Operations				Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result from Operations
	Net Realized Gains/(Losses) on Futures Contracts	Net Realized Gains/(Losses) on Swap Agreements	Net Realized Gains/(Losses) on Option Contracts	Net Realized Gains/(Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure	$(1,223,358)	$—	$(350,115)	$—	$2,406,443
Credit Risk Exposure	—	(31,596)	—	—	28,635
Interest Rate Risk Exposure	—	—	—	—	91,517
Foreign Exchange Rate Risk Exposure	—	—	—	12,592	(1,524,764)

Effective January 1, 2013, the Fund adopted Financial Accounting Standards Board Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of U.S. GAAP or subject to an enforceable master netting arrangement or similar agreement.

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Consolidated Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to reflect the master netting agreements at June 30, 2014. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Consolidated Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014.

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

As of June 30, 2014, the Fund’s derivative assets and liabilities by type are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$44,820	$50,511
Forward currency contracts	146,316	808,630
Option contracts*	8,292,062	3,273,802
Swap agreements	179,475	30,651

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	8,662,673	4,163,594
Derivatives not subject to a master netting agreement or similar agreement ("MNA")	(756,719)	(263,168)

Total assets and liabilities subject to a MNA	$7,905,954	$3,900,426

*	Includes option contracts purchased at value as reported in the Consolidated Statement of Assets and Liabilities.

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of June 30, 2014:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets
Bank of America	$371,672	$(364,658)	$—	$—	$7,014
Barclays Bank	231,143	(92,758)	—	—	138,385
BNP Paribas	102,404	(100,613)	—	—	1,791
Citibank	906,508	(719,652)	—	(100,000)	86,856
Credit Suisse First Boston	423,529	(319,937)	(103,592)	—	—
Deutsche Bank	2,390,486	(805,183)	—	(1,200,000)	385,303
Goldman Sachs	2,460,668	(831,563)	—	(1,629,105)	—
JPMorgan Chase	322,966	(126,032)	—	—	196,934
Morgan Stanley	524,630	(371,192)	—	—	153,438
UBS Warburg	171,948	(168,838)	—	—	3,110

Total	$7,905,954	$(3,900,426)	$(103,592)	$(2,929,105)	$972,831

The following table presents the Fund’s derivative liabilities by counerparty net of amounts available for offset under MNA and net of the related collateral pledged by the Fund as of June 30, 2014:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America	$364,658	$(364,658)	$—	$—	$—
Barclays Bank	92,758	(92,758)	—	—	—
BNP Paribas	100,613	(100,613)	—	—	—
Citibank	719,652	(719,652)	—	—	—
Credit Suisse First Boston	319,937	(319,937)	—	—	—
Deutsche Bank	805,183	(805,183)	—	—	—
Goldman Sachs	831,563	(831,563)	—	—	—
JPMorgan Chase	126,032	(126,032)	—	—	—
Morgan Stanley	371,192	(371,192)	—	—	—
UBS Warburg	168,838	(168,838)	—	—	—

Total	$3,900,426	$(3,900,426)	$—	$—	$—

*	The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Consolidated Statement of Assets and Liabilities.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the VIP Subsidiary. Pursuant to a portfolio management agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the VIP Subsidiary subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the VIP Subsidiary. Expenses incurred by the Fund and the VIP Subsidiary for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund and the VIP Subsidiary to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s and the VIP Subsidiary’s business, based on the daily net assets of the Fund and the VIP Subsidiary, through April 30, 2015.

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP BlackRock Global Allocation Fund	0.10%	0.15%
AZL BlackRock Global Allocation Fund	0.75%	1.19%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Consolidated Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $4,134 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Common Stocks
Aerospace & Defense	$5,688,230	$6,892,710	$—	$12,580,940
Air Freight & Logistics	4,581,156	355,119	—	4,936,275
Airlines	2,859,663	1,433,635	—	4,293,298
Auto Components	3,275,276	7,030,646	—	10,305,922
Automobiles	2,368,578	12,967,627	—	15,336,205
Banks	16,944,852	13,384,691	—	30,329,543
Beverages	5,127,401	2,682,407	1,063,140	8,872,948
Biotechnology	6,618,681	251,709	—	6,870,390
Building Products	—	2,307,670	—	2,307,670
Capital Markets	1,581,712	2,676,701	—	4,258,413
Chemicals	2,522,059	12,778,412	—	15,300,471
Commercial Services & Supplies	130,781	69,663	—	200,444
Communications Equipment	2,702,449	793,780	—	3,496,229
Construction & Engineering	—	2,290,722	—	2,290,722
Construction Materials	—	414,372	—	414,372
Distributors	—	39,462	—	39,462
Diversified Consumer Services	—	160,657	—	160,657
Diversified Financial Services	3,817,115	1,835,515	—	5,652,630
Diversified Telecommunication Services	3,349,757	5,670,284	—	9,020,041
Electric Utilities	3,359,739	741,194	—	4,100,933
Electrical Equipment	3,673,844	3,768,063	—	7,441,907
Electronic Equipment, Instruments & Components	294,378	4,314,142	—	4,608,520
Energy Equipment & Services	3,817,914	1,642,497	1,761,837	7,222,248
Food & Staples Retailing	1,357,363	379,020	—	1,736,383
Food Products	1,122,261	9,002,541	—	10,124,802
Gas Utilities	—	1,759,041	—	1,759,041
Health Care Equipment & Supplies	2,222,185	407,501	—	2,629,686
Health Care Providers & Services	16,822,956	6,158,549	—	22,981,505
Household Durables	632,746	1,681,779	—	2,314,525
Household Products	7,701,564	688,300	—	8,389,864
Industrial Conglomerates	5,935,978	7,517,982	—	13,453,960
Insurance	7,422,897	9,239,373	—	16,662,270
Internet Software & Services	13,254,151	2,176,793	—	15,430,944
IT Services	10,295,346	3,068,714	—	13,364,060
Leisure Products	669,037	778,254	—	1,447,291
Machinery	4,271,308	4,997,528	—	9,268,836
Media	10,081,081	793,121	—	10,874,202
Metals & Mining	13,760,638	7,459,595	—	21,220,233
Multiline Retail	115,692	602,090	—	717,782
Multi-Utilities	3,471,223	2,126,532	—	5,597,755
Oil, Gas & Consumable Fuels	28,495,150	10,492,692	712,042	39,699,884
Personal Products	670,819	402,602	—	1,073,421
Pharmaceuticals	10,762,619	15,518,233	—	26,280,852
Real Estate Investment Trusts (REITs)	4,345,112	782,710	—	5,127,822
Real Estate Management & Development	2,467,439	6,010,241	—	8,477,680
Road & Rail	5,666,182	2,172,616	—	7,838,798
Semiconductors & Semiconductor Equipment	59,855	4,068,366	—	4,128,221
Software	7,599,506	2,007,205	—	9,606,711
Specialty Retail	—	2,077,331	—	2,077,331
Technology Hardware, Storage & Peripherals	6,005,542	635,969	—	6,641,511
Textiles, Apparel & Luxury Goods	2,146,700	969,828	—	3,116,528
Trading Companies & Distributors	1,355,086	6,326,699	—	7,681,785
Transportation Infrastructure	—	125,137	407,108	532,245
Wireless Telecommunication Services	1,605,351	3,404,776	—	5,010,127
All Other Common Stocks+	18,795,129	—	—	18,795,129
Preferred Stocks
Auto Components	—	—	483,628	483,628
Automobiles	—	2,267,372	—	2,267,372
Banks	5,032,617	435,628	—	5,468,245

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total

Communications Equipment	$—	$678,673	$—	$678,673
Real Estate Investment Trusts (REITs)	300,686	596,623	—	897,309
Real Estate Management & Development	—	367,409	—	367,409
All Other Preferred Stocks+	1,721,018	—	—	1,721,018
Warrants+	—	128,797	—	128,797
Convertible Preferred Stocks
Airlines	—	32,033	—	32,033
Banks	—	299,642	—	299,642
All Other Convertible Preferred Stocks+	1,265,219	—	—	1,265,219
Convertible Bonds+	—	16,966,889	—	16,966,889
Floating Rate Loans	—	6,673,753	1,193,266	7,867,019
Energy Equipment & Services	—	802,790	1,193,266	1,996,056
All Other Floating Rate Loans+	—	5,870,963	—	5,870,963
Corporate Bonds	—
Transportation Infrastructure	—	—	517,424	517,424
All Other Corporate Bonds+	—	14,860,669	—	14,860,669
Foreign Bonds+	—	72,686,916	—	72,686,916
Yankee Dollars+	—	19,057,764	—	19,057,764
U.S. Treasury Obligations	—	123,257,586	—	123,257,586
Purchased Swaptions	—	1,507,382	—	1,507,382
Purchased Options	661,613	6,123,067	—	6,784,680
Exchange Traded Funds	8,223,646	—	—	8,223,646
Securities Held as Collateral for Securities on Loan	—	12,928,596	—	12,928,596
Unaffiliated Investment Company	28,833,707	—	—	28,833,707

Total Investment Securities	$307,863,007	$477,201,595	$6,138,445	$791,203,047

Securities Sold Short	—	(375,600)	—	(375,600)
Other Financial Instruments:*
Futures Contracts	53,588	—	—	53,588
Written Put Options	14,078	311,802	—	325,880
Written Call Options	(94,845)	(259,393)	—	(354,238)
Written Swaptions	—	(40,458)	—	(40,458)
Forward Currency Contracts	—	(662,314)	—	(662,314)
Over-the-Counter Credit Default Swaps	—	(7,987)	—	(7,987)
Centrally Cleared Credit Default Swaps	—	(15,059)	—	(15,059)
Total Return Swaps	—	108,668	—	108,668

Total Investments	$307,835,828	$476,261,254	$6,138,445	$790,235,527

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, written options, forward currency contacts, and swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP BlackRock Global Allocation Fund	$618,791,259	$216,937,643

For the period ended June 30, 2014, purchases and sales on long-term U.S. government securities were as follows:

	Purchases	Sales
AZL MVP BlackRock Global Allocation Fund	$28,994,997	$33,185,955

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2014 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Delta Debtco, Ltd., 9.25%, 10/30/19	10/17/12	$564,471	$571,000	$594,554	0.08%
Delta Topco, Ltd.	5/2/12	379,997	615,711	407,108	0.06%

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Delta Topco, Ltd., 10.00%, 11/24/60	5/2/12	474,384	516,343	517,424	0.07%
Inversiones Alsacia SA, 8.00%, 8/18/18, Callable 2/18/15 @ 104.00	2/1/12	325,083	370,503	248,237	0.03%
Mobileye N.V., Series F, Preferred Shares	8/15/13	426,443	12,219	483,628	0.07%
Palantir Technologies, Inc.	3/27/14	712,042	116,157	712,042	0.10%
Uber Technologies, Inc., Preferred	3/21/14	1,063,120	17,133	1,063,140	0.14%
Dropbox, Inc.	1/28/14	1,827,985	95,700	1,761,837	0.24%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	378,307	400,000	100,000	0.01%
TFS Corp., Ltd., 11.00%, 7/15/18, Callable 7/15/15 @ 108.00	6/6/12	413,239	425,000	440,406	0.06%
Twitter, Inc.	12/27/12	$669,581	$39,416	$1,534,130	0.21%
Zeus (Cayman) II, Ltd., Registered Shares, (23.28)%, 8/18/16+	1/25/12	250,959	20,000,000	347,596	0.05%

(a)	Acquisition date represents the initial purchase date of the security.

+	The principle amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

7. Investment Risks

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Fund. In the event these changes are adopted, or if there are changes in the tax treatment of the Fund’s direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $737,871,785. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$76,543,622
Unrealized depreciation	(23,212,360)

Net unrealized appreciation depreciation	$53,331,262

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP BlackRock Global Allocation Fund	$97,679	$88,336	$186,015

(a)	Total distributions paid may differ from the Consolidated Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP BlackRock Global Allocation Fund	$12,557,995	$10,978,699	$—	$60,643,146	$84,179,840

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® MVP Franklin Templeton

Founding Strategy Plus Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Franklin Templeton Founding Strategy Plus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL MVP Franklin Templeton Founding Strategy Plus Fund	$1,000.00	$1,058.10	$0.77	0.15%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL MVP Franklin Templeton Founding Strategy Plus Fund	$1,000.00	$1,024.05	$0.75	0.15%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Affiliated Investment Company	95.0%
Money Market	3.5

Total Investment Securities	98.5
Net other assets (liabilities)	1.5

Net Assets	100.0%

1

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (95.0%):
17,283,478	AZL Franklin Templeton Founding Strategy Plus Fund	$253,721,454

Total Affiliated Investment Company (Cost $225,064,448)		253,721,454

Unaffiliated Investment Companies (3.5%):
327,091	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	327,091
9,000,000	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.00%(a)(b)	9,000,000

Total Unaffiliated Investment Companies (Cost $9,327,091)		9,327,091

Total Investment Securities (Cost $234,391,539)(c) — 98.5%		263,048,545
Net other assets (liabilities) — 1.5%		4,131,126

Net Assets — 100.0%		$267,179,671

Percentages indicated are based on net assets as of June 30, 2014.

(a)	The rate represents the effective yield at June 30, 2014.

(b)	Security purchased with cash that was segregated to cover margin requirements for open futures contracts as of June 30, 2014.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $4,344,981 has been segregated to cover margin requirements for the following open contracts as of June 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/19/14	42	$5,257,219	$(11,262)
S&P 500 Index E-Mini September Futures	Long	9/19/14	82	8,004,840	117,917

Total					$106,655

See accompanying notes to the financial statements.

2

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$9,327,091
Investments in affiliates, at cost	225,064,448

Total Investment securities, at cost	$234,391,539

Investments in non-affiliates, at value	$9,327,091
Investments in affiliates, at value	253,721,454

Total Investment securities, at value	263,048,545
Segregated cash for collateral	4,344,981
Interest and dividends receivable	7
Receivable for capital shares issued	141,683
Prepaid expenses	874

Total Assets	267,536,090

Liabilities:
Payable for affiliated investments purchased	322,264
Manager fees payable	23,981
Administration fees payable	143
Custodian fees payable	651
Administrative and compliance services fees payable	787
Other accrued liabilities	8,593

Total Liabilities	356,419

Net Assets	$267,179,671

Net Assets Consist of:
Capital	$233,404,810
Accumulated net investment income/(loss)	2,292,810
Accumulated net realized gains/(losses) from investment transactions	2,718,390
Net unrealized appreciation/(depreciation) on investments	28,763,661

Net Assets	$267,179,671

Shares of beneficial interest (unlimited number of shares authorized, no par value)	20,383,459
Net Asset Value (offering and redemption price per share)	$13.11

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$7

Total Investment Income	7

Expenses:
Manager fees	115,383
Administration fees	26,307
Custodian fees	1,003
Administrative and compliance services fees	2,312
Trustee fees	7,091
Professional fees	5,022
Shareholder reports	5,496
Recoupment of prior expenses reimbursed by the manager	8,175
Other expenses	2,266

Total expenses	173,055

Net Investment Income/(Loss)	(173,048)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	478,610
Net realized gains/(losses) on futures contracts	695,831
Change in net unrealized appreciation/depreciation on investments	12,656,564

Net Realized/Unrealized Gains/(Losses) on Investments	13,831,005

Change in Net Assets Resulting From Operations	$13,657,957

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Franklin Templeton Founding Strategy Plus Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(173,048)	$2,057,931
Net realized gains/(losses) on investment transactions	1,174,441	2,052,051
Change in unrealized appreciation/depreciation on investments	12,656,564	14,414,871

Change in net assets resulting from operations	13,657,957	18,524,853

Dividends to Shareholders:
From net realized gains	—	(17,003)

Change in net assets resulting from dividends to shareholders	—	(17,003)

Capital Transactions:
Proceeds from shares issued	56,366,452	152,201,330
Proceeds from dividends reinvested	—	17,003
Value of shares redeemed	(7,362,525)	(10,854,959)

Change in net assets resulting from capital transactions	49,003,927	141,363,374

Change in net assets	62,661,884	159,871,224
Net Assets:
Beginning of period	204,517,787	44,646,563

End of period	$267,179,671	$204,517,787

Accumulated net investment income/(loss)	$2,292,810	$2,465,858

Share Transactions:
Shares issued	4,481,535	13,252,470
Dividends reinvested	—	1,456
Shares redeemed	(605,380)	(990,777)

Change in shares	3,876,155	12,263,149

See accompanying notes to the financial statements.

4

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	April 30, 2012 to December 31, 2012 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.39		$10.52	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.04)		0.12	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	0.76		1.75	0.56

Total from Investment Activities	0.72		1.87	0.69

Dividends to Shareholders From:
Net Investment Income	—		—	(0.13)
Net Realized Gains	—		— (b)	(0.04)

Total Dividends	—		— (b)	(0.17)

Net Asset Value, End of Period	$13.11		$12.39	$10.52

Total Return(c)	5.81	%(d)	17.79%	6.87	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$267,180		$204,518	$44,647
Net Investment Income/(Loss)(e)	(0.15)%		1.75%	3.46%
Expenses Before Reductions* (e) (f)	0.15%		0.17%	0.48%
Expenses Net of Reductions* (e)	0.15%		0.15%	0.15%
Portfolio Turnover Rate(g)	3	%(d)	9%	34	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations. During the period from April 30, 2012 to December 2012, the Fund’s primary vehicle for gaining exposure to derivatives was through investments in its wholly-owned and controlled subsidiary , the AZL MVP FTFSP Investments Trust (the “Subsidiary”). The Subsidiary was liquidated on December 10, 2012 at its net asset value on such date. The Subsidiary’s operations have been consolidated with the operations of the Fund through its liquidation on December 10, 2012.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Franklin Templeton Founding Strategy Plus Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2014, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in

6

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $13.3 million as of June 30, 2014. The monthly average notional amount for these contracts was $11.8 million for the period ended June 30, 2014. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$117,917	Payable for variation margin on futures contracts	$—

Interest Rate		—		11,262

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2014:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$589,894	$(98,449)
Interest Rate		105,937	60,511

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Franklin Templeton Founding Strategy Plus Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

Fund	Expires 12/31/2016
AZL MVP Franklin Templeton Founding Strategy Plus Fund	$23,396

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2014, there were no voluntary waivers.

7

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2014, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2014 is as follows:

	Fair Value 12/31/13	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/14	Dividend Income
AZL Franklin Templeton Founding Strategy Plus Fund	$194,037,955	$52,720,132	$(6,209,744)	$478,610	$12,694,500	$253,721,453	$—

	$194,037,955	$52,720,132	$(6,209,744)	$478,610	$12,694,500	$253,721,453	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $1,269 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

8

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$253,721,454	$—	$253,721,454
Unaffiliated Investment Companies	9,327,091	—	9,327,091

Total Investment Securities	263,048,545	—	263,048,545

Other Financial Instruments:*
Futures Contracts	106,655	—	106,655

Total Investments	$263,155,200	$—	$263,155,200

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Franklin Templeton Founding Strategy Plus Fund	$52,720,132	$6,209,744

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $234,522,448. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$28,657,006
Unrealized depreciation	(130,909)

Net unrealized appreciation depreciation	$28,526,097

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Franklin Templeton Founding Strategy Plus Fund	$417	$16,586	$17,003

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Franklin Templeton Founding Strategy Plus Fund	$2,795,635	$1,491,804	$—	$15,829,465	$20,116,904

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

9

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Concentration of Investments

As of June 30, 2014, the Fund’s investment in the AZL Franklin Templeton Founding Strategy Plus Fund, which is affiliated with the Investment Adviser, represented greater than 90% of the Fund’s net assets. The financial statements of the AZL Franklin Templeton Founding Strategy Plus Fund are attached hereto.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL MVP FusionSM Balanced Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Balanced Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL MVP Fusion Balanced Fund	$1,000.00	$1,042.80	$1.11	0.22%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL MVP Fusion Balanced Fund	$1,000.00	$1,023.70	$1.10	0.22%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Fixed Income	47.3%
Domestic Equities	30.8
International Equities	17.0
Money Market	3.0

Total Investment Securities	98.1
Net other assets (liabilities)	1.9

Net Assets	100.0%

1

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
1,046,312	AZL BlackRock Capital Appreciation Fund	$19,995,017
1,307,248	AZL Dreyfus Research Growth Fund	20,053,177
1,039,638	AZL Federated Clover Small Value Fund	26,791,466
2,192,788	AZL Gateway Fund	26,138,035
2,276,505	AZL International Index Fund	39,451,833
1,999,725	AZL Invesco Growth and Income Fund	33,075,454
2,012,260	AZL Invesco International Equity Fund	39,882,987
2,728,092	AZL JPMorgan International Opportunities Fund	52,652,180
3,400,780	AZL JPMorgan U.S. Equity Fund	52,882,124
895,545	AZL MFS Investors Trust Fund	20,015,436
1,041,075	AZL MFS Mid Cap Value Fund	13,513,149
3,149,066	AZL MFS Value Fund	39,489,293
562,031	AZL Mid Cap Index Fund	13,516,857
1,823,278	AZL Morgan Stanley Global Real Estate Fund	19,964,897
736,698	AZL Morgan Stanley Mid Cap Growth Fund	13,658,383
1,963,304	AZL NFJ International Value Fund	26,445,704
2,230,156	AZL Oppenheimer Discovery Fund	33,474,634
12,406,797	AZL Pyramis Core Bond Fund	126,673,393
1,711,610	AZL Russell 1000 Growth Index Fund	30,004,520
3,530,186	AZL Russell 1000 Value Index Fund	55,988,757

Shares		Fair Value
Affiliated Investment Companies, continued
1,657,415	AZL Schroder Emerging Markets Equity Fund, Class 2	$13,358,766
1,881,697	AZL Wells Fargo Large Cap Growth Fund	20,115,343
1,471,259	NFJ Dividend Value Portfolio	19,964,985
1,295,364	PIMCO PVIT Global Advantage Strategy Bond Portfolio	13,264,526
4,768,696	PIMCO PVIT High Yield Portfolio	39,294,057
7,258,550	PIMCO PVIT Low Duration Portfolio	77,593,900
3,960,819	PIMCO PVIT Real Return Portfolio	52,639,290
22,851,269	PIMCO PVIT Total Return Portfolio	256,848,263
4,963,343	PIMCO PVIT Unconstrained Bond Portfolio	52,015,835

Total Affiliated Investment Companies (Cost $1,002,335,279)		1,248,762,261

Unaffiliated Investment Company (3.0%):
40,000,000	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.00%(a) (b)	40,000,000

Total Unaffiliated Investment Company (Cost $40,000,000)		40,000,000

Total Investment Securities (Cost $1,042,335,279)(c) — 98.1%		1,288,762,261
Net other assets (liabilities) — 1.9%		25,478,069

Net Assets — 100.0%		$1,314,240,330

Percentages indicated are based on net assets as of June 30, 2014.

(a)	The rate represents the effective yield at June 30, 2014.

(b)	Security purchased with cash that was segregated to cover margin requirements for open futures contracts as of June 30, 2014.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $25,690,151 has been segregated to cover margin requirements for the following open contracts as of June 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/19/14	262	$32,795,031	$(74,359)
S&P 500 Index E-Mini September Futures	Long	9/19/14	336	32,800,320	489,028

Total					$414,669

See accompanying notes to the financial statements.

2

AZL MVP Fusion Balanced Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$40,000,000
Investments in affiliates, at cost	1,002,335,279

Total Investment securities, at cost	$1,042,335,279

Investments in non-affiliates, at value	$40,000,000
Investments in affiliates, at value	1,248,762,261

Total Investment securities, at value	1,288,762,261
Segregated cash for collateral	25,690,151
Interest and dividends receivable	692,310
Receivable for capital shares issued	87,045
Receivable for affiliated investments sold	132,662
Receivable for variation margin on futures contracts	3
Prepaid expenses	6,184

Total Assets	1,315,370,616

Liabilities:
Cash overdraft	141,430
Payable for affiliated investments purchased	692,279
Payable for capital shares redeemed	35,342
Manager fees payable	215,000
Administration fees payable	198
Custodian fees payable	693
Administrative and compliance services fees payable	3,596
Trustee fees payable	7,716
Other accrued liabilities	34,032

Total Liabilities	1,130,286

Net Assets	$1,314,240,330

Net Assets Consist of:
Capital	$1,042,704,765
Accumulated net investment income/(loss)	20,786,935
Accumulated net realized gains/(losses) from investment transactions	3,906,979
Net unrealized appreciation/(depreciation) on investments	246,841,651

Net Assets	$1,314,240,330

Shares of beneficial interest (unlimited number of shares authorized, no par value)	99,844,873
Net Asset Value (offering and redemption price per share)	$13.16

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends from affiliates	$4,610,451
Dividends	31

Total Investment Income	4,610,482

Expenses:
Manager fees	1,275,741
Administration fees	30,144
Custodian fees	1,122
Administrative and compliance services fees	10,744
Trustee fees	33,780
Professional fees	25,808
Shareholder reports	19,453
Other expenses	13,398

Total expenses	1,410,190

Net Investment Income/(Loss)	3,200,292

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	15,532,509
Net realized gains distributions from affiliated underlying funds	700,296
Net realized gains/(losses) on futures contracts	3,503,901
Change in net unrealized appreciation/depreciation on investments	31,217,694

Net Realized/Unrealized Gains/(Losses) on Investments	50,954,400

Change in Net Assets Resulting From Operations	$54,154,692

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Fusion Balanced Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$3,200,292	$14,890,050
Net realized gains/(losses) on investment transactions	19,736,706	22,809,040
Change in unrealized appreciation/depreciation on investments	31,217,694	87,492,609

Change in net assets resulting from operations	54,154,692	125,191,699

Dividends to Shareholders:
From net investment income	—	(20,989,730)

Change in net assets resulting from dividends to shareholders	—	(20,989,730)

Capital Transactions:
Proceeds from shares issued	16,018,964	59,235,936
Proceeds from shares issued in merger	—	163,914,260
Proceeds from dividends reinvested	—	20,989,730
Value of shares redeemed	(38,596,776)	(83,571,863)

Change in net assets resulting from capital transactions	(22,577,812)	160,568,063

Change in net assets	31,576,880	264,770,032
Net Assets:
Beginning of period	1,282,663,450	1,017,893,418

End of period	$1,314,240,330	$1,282,663,450

Accumulated net investment income/(loss)	$20,786,935	$17,586,643

Share Transactions:
Shares issued	1,258,047	4,878,467
Shares issued in merger	—	13,582,062
Dividends reinvested	—	1,750,603
Shares redeemed	(3,024,641)	(6,931,870)

Change in shares	(1,766,594)	13,279,262

See accompanying notes to the financial statements.

4

AZL MVP Fusion Balanced Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$12.62		$11.52	$10.55	$10.92	$10.10	$8.35

Investment Activities:
Net Investment Income/(Loss)	0.04		0.12	0.17	0.17	0.10	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	0.50		1.19	1.03	(0.27)	1.00	2.09

Total from Investment Activities	0.54		1.31	1.20	(0.10)	1.10	2.21

Dividends to Shareholders From:
Net Investment Income	—		(0.21)	(0.23)	(0.27)	(0.28)	(0.18)
Net Realized Gains	—		—	—	—	—	(0.28)

Total Dividends	—		(0.21)	(0.23)	(0.27)	(0.28)	(0.46)

Net Asset Value, End of Period	$13.16		$12.62	$11.52	$10.55	$10.92	$10.10

Total Return(a)	4.28	%(b)	11.46%	11.39%	(0.90)%	11.07%	26.71%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,314,240		$1,282,663	$1,017,893	$909,669	$818,193	$583,489
Net Investment Income/(Loss)(c)	0.50%		1.27%	1.48%	1.85%	1.75%	2.65%
Expenses Before Reductions* (c) (d)	0.22%		0.22%	0.23%	0.23%	0.24%	0.25%
Expenses Net of Reductions* (c)	0.22%		0.21%	0.18%	0.18%	0.19%	0.20%
Portfolio Turnover Rate(e)	7	%(b)	6%	32%	20%	34%	37%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Balanced Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2014, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value

6

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

(“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $65.6 million as of June 30, 2014. The monthly average notional amount for these contracts was $64.4 million for the period ended June 30, 2014. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$489,028	Payable for variation margin on futures contracts	$—

Interest Rate		—		74,359

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2014:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$2,849,035	$(664,400)

Interest Rate		654,866	515,426

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Fusion Balanced Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2014, there were no voluntary waivers.

7

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2014, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2014 is as follows:

	Fair Value 12/31/13	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/14	Dividend Income
AZL BlackRock Capital Appreciation Fund	$33,933,292	$—	$(13,471,265)	$5,442,422	$(5,909,432)	$19,995,017	$—
AZL Dreyfus Research Growth Fund	20,729,755	24,377	(1,471,158)	357,397	412,806	20,053,177	—
AZL Federated Clover Small Cap Value Fund	27,211,930	108,362	(2,804,249)	629,193	1,646,230	26,791,466	—
AZL Gateway Fund	24,882,176	663,400	—	—	592,459	26,138,035	—
AZL International Index Fund	39,779,632	—	(2,051,201)	335,372	1,388,030	39,451,833	—
AZL Invesco Growth and Income Fund	33,611,240	—	(2,647,682)	633,405	1,478,491	33,075,454	—
AZL Invesco International Equity Fund	40,104,083	—	(2,674,295)	461,642	1,991,557	39,882,987	—
AZL JPMorgan International Opportunities Fund	52,813,077	—	(1,770,140)	147,286	1,461,957	52,652,180	—
AZL JPMorgan U.S. Equity Fund	53,175,292	179,205	(3,991,290)	1,231,715	2,287,202	52,882,124	—
AZL MFS Investors Trust Fund	27,274,954	—	(8,197,563)	2,783,740	(1,845,695)	20,015,436	—
AZL MFS Mid Cap Value Fund	14,167,709	—	(1,873,957)	570,228	649,169	13,513,149	—
AZL MFS Value Fund	40,309,587	14,976	(2,615,967)	718,484	1,062,213	39,489,293	—
AZL Mid Cap Index Fund	14,081,751	—	(1,487,895)	381,664	541,337	13,516,857	—
AZL Morgan Stanley Global Real Estate Fund	17,452,099	846,100	(307,068)	14,063	1,959,703	19,964,897	—
AZL Morgan Stanley Mid Cap Growth Fund	14,157,027	570,322	(1,178,661)	298,057	(188,362)	13,658,383	—
AZL NFJ International Value Fund	26,544,103	—	(1,265,800)	(139,294)	1,306,695	26,445,704	—
AZL Oppenheimer Discovery Fund	33,833,372	4,318,842	(3,383,520)	795,380	(2,089,440)	33,474,634	—
AZL Pyramis Core Bond Fund	107,710,687	14,256,601	(244,319)	337	4,950,087	126,673,393	—
AZL Russell 1000 Growth Index Fund	33,685,156	—	(5,362,565)	1,348,329	333,600	30,004,520	—
AZL Russell 1000 Value Index Fund	53,011,675	1,582,744	(2,760,316)	554,627	3,600,027	55,988,757	—
AZL Schroder Emerging Markets Equity Fund, Class 2	12,215,936	858,900	(166,788)	(17,370)	468,088	13,358,766	—
AZL Wells Fargo Large Cap Growth Fund	—	19,128,000	(259,270)	9,198	1,237,415	20,115,343	—
NFJ Dividend Value Portfolio	20,519,827	1,096,910	(2,193,098)	1,193,714	(652,368)	19,964,985	396,614
PIMCO PVIT Global Advantage Strategy Bond Portfolio	35,431,823	1,005,825	(24,396,369)	(22,471)	1,245,718	13,264,526	247,394
PIMCO PVIT High Yield Portfolio	37,242,198	1,271,452	(12,900)	—	793,307	39,294,057	994,352
PIMCO PVIT Low Duration Portfolio	60,669,474	16,412,234	—	—	512,192	77,593,900	335,152
PIMCO PVIT Real Return Portfolio	60,373,633	818,293	(11,610,835)	(1,266,428)	4,324,627	52,639,290	529,942
PIMCO PVIT Total Return Portfolio	235,341,567	19,920,519	(4,184,208)	(227,886)	5,998,271	256,848,263	1,917,190
PIMCO PVIT Unconstrained Bond Portfolio	48,043,051	2,862,295	—	1	1,110,488	52,015,835	189,807

	$1,218,306,106	$85,939,357	$(102,382,379)	$16,232,805	$30,666,372	$1,248,762,261	$4,610,451

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $7,654 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to

8

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Affiliated Investment Companies	$1,248,762,261	$—	$1,248,762,261
Unaffiliated Investment Company	40,000,000	—	40,000,000

Total Investment Securities	1,288,762,261	—	1,288,762,261

Other Financial Instruments:*
Futures Contracts	414,669	—	414,669

Total Investments	$1,289,176,930	$—	$1,289,176,930

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Fusion Balanced Fund	$85,939,357	$102,382,379

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

9

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Cost for federal income tax purposes at June 30, 2014 is $1,056,741,800. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$246,601,051
Unrealized depreciation	(14,580,590)

Net unrealized appreciation depreciation	$232,020,461

As of the end of its tax year ended December 31, 2013, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Expires 12/31/2017
AZL MVP Fusion Balanced Fund	$923,166

During the year ended December 31, 2013, the Fund utilized $19,597,382 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Fusion Balanced Fund	$20,989,730	$—	$20,989,730

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Fusion Balanced Fund	$17,586,643	$—	$(923,166)	$200,717,396	$217,380,873

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Acquisition of Funds

On April 26, 2013, the Fund acquired all of the net assets of the AZL MVP Fusion Balanced Fund, an open-end investment company, pursuant to a plan of reorganization approved by AZL MVP Fusion Balanced Fund shareholders on April 24, 2013. The purpose of the transaction was to combine two funds managed by the Manager with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 13,582,062 shares of the Fund, valued at $163,914,260, for 14,487,093 shares of the AZL MVP Fusion Balanced Fund outstanding on April 26, 2013.

The investment portfolio of the AZL MVP Fusion Balanced Fund, with a fair value of $155,679,588 and identified cost of $145,773,551 at April 26, 2013, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the AZL MVP Fusion Balanced Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of the Fund were $1,049,479,786. All fees and expenses incurred by the AZL MVP Fusion Balanced Fund and the Fund directly in connection with the plan of reorganization were borne by the Funds.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended December 31, 2013, are as follows:

Net investment income/(loss)	$15,146,714
Net realized/unrealized gains/losses)	116,999,565

Change in net assets resulting from operations	$132,1496,279

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the AZL MVP Fusion Balanced Fund that have been included in the Fund’s statement of operations since April 26, 2013.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL MVP FusionSM Conservative Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Conservative Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Conservative Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL MVP Fusion Conservative Fund	$1,000.00	$1,041.50	$1.21	0.24%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL MVP Fusion Conservative Fund	$1,000.00	$1,023.60	$1.20	0.24%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Fixed Income	61.8%
Domestic Equities	24.2
International Equities	9.0
Money Market	2.5

Total Investment Securities	97.5
Net other assets (liabilities)	2.5

Net Assets	100.0%

1

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
145,631	AZL BlackRock Capital Appreciation Fund	$2,783,007
181,870	AZL Dreyfus Research Growth Fund	2,789,888
162,966	AZL Federated Clover Small Value Fund	4,199,643
346,064	AZL Gateway Fund	4,125,080
318,360	AZL International Index Fund	5,517,171
417,265	AZL Invesco Growth and Income Fund	6,901,559
279,820	AZL Invesco International Equity Fund	5,546,033
285,780	AZL JPMorgan International Opportunities Fund	5,515,556
535,153	AZL JPMorgan U.S. Equity Fund	8,321,632
124,563	AZL MFS Investors Trust Fund	2,783,989
216,568	AZL MFS Mid Cap Value Fund	2,811,057
659,537	AZL MFS Value Fund	8,270,596
117,060	AZL Mid Cap Index Fund	2,815,301
252,284	AZL Morgan Stanley Global Real Estate Fund	2,762,514
152,068	AZL Morgan Stanley Mid Cap Growth Fund	2,819,337
373,388	AZL Oppenheimer Discovery Fund	5,604,550
3,624,208	AZL Pyramis Core Bond Fund	37,003,169
178,858	AZL Russell 1000 Growth Index Fund	3,135,374
543,561	AZL Russell 1000 Value Index Fund	8,620,875

Shares		Fair Value
Affiliated Investment Companies, continued
261,902	AZL Wells Fargo Large Cap Growth Fund	$2,799,728
308,516	NFJ Dividend Value Portfolio	4,186,569
268,616	PIMCO PVIT Global Advantage Strategy Bond Portfolio	2,750,630
1,679,337	PIMCO PVIT High Yield Portfolio	13,837,734
2,330,533	PIMCO PVIT Low Duration Portfolio	24,913,394
1,042,136	PIMCO PVIT Real Return Portfolio	13,849,986
5,766,146	PIMCO PVIT Total Return Portfolio	64,811,475
1,317,675	PIMCO PVIT Unconstrained Bond Portfolio	13,809,232

Total Affiliated Investment Companies (Cost $233,859,816)		263,285,079

Unaffiliated Investment Company (2.5%):
7,000,000	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.00%(a) (b)	7,000,000

Total Unaffiliated Investment Company (Cost $7,000,000)		7,000,000

Total Investment Securities (Cost $240,859,816)(c) — 97.5%		270,285,079
Net other assets (liabilities) — 2.5%		6,915,483

Net Assets — 100.0%		$277,200,562

Percentages indicated are based on net assets as of June 30, 2014.

(a)	The rate represents the effective yield at June 30, 2014.

(b)	Security purchased with cash that was segregated to cover margin requirements for open futures contracts as of June 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $6,865,052 has been segregated to cover margin requirements for the following open contracts as of June 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/19/14	71	$8,887,203	$(21,740)
S&P 500 Index E-Mini September Futures	Long	9/19/14	49	4,783,380	71,452

Total					$49,712

See accompanying notes to the financial statements.

2

AZL MVP Fusion Conservative Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$7,000,000
Investments in affiliates, at cost	233,859,816

Total Investment securities, at cost	$240,859,816

Investments in non-affiliates, at value	$7,000,000
Investments in affiliates, at value	263,285,079

Total Investment securities, at value	270,285,079
Segregated cash for collateral	6,865,052
Interest and dividends receivable	194,123
Receivable for capital shares issued	166,800
Receivable for investments sold	240,271
Prepaid expenses	1,214

Total Assets	277,752,539

Liabilities:
Cash overdraft	257,007
Payable for affiliated investments purchased	194,118
Payable for capital shares redeemed	43,080
Manager fees payable	45,034
Administration fees payable	113
Custodian fees payable	894
Administrative and compliance services fees payable	936
Trustee fees payable	2,013
Other accrued liabilities	8,782

Total Liabilities	551,977

Net Assets	$277,200,562

Net Assets Consist of:
Capital	$234,230,117
Accumulated net investment income/(loss)	4,944,298
Accumulated net realized gains/(losses) from investment transactions	8,551,172
Net unrealized appreciation/(depreciation) on investments	29,474,975

Net Assets	$277,200,562

Shares of beneficial interest (unlimited number of shares authorized, no par value)	21,245,411
Net Asset Value (offering and redemption price per share)	$13.05

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends from affiliates	$1,231,694
Dividends	5

Total Investment Income	1,231,699

Expenses:
Manager fees	265,022
Administration fees	26,321
Custodian fees	1,148
Administrative and compliance services fees	2,166
Trustee fees	6,816
Professional fees	5,214
Shareholder reports	3,819
Other expenses	2,586

Total expenses	313,092

Net Investment Income/(Loss)	918,607

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	2,417,631
Net realized gains distributions from affiliated underlying funds	145,596
Net realized gains/(losses) on futures contracts	587,107
Change in net unrealized appreciation/depreciation on investments	6,817,535

Net Realized/Unrealized Gains/(Losses) on Investments	9,967,869

Change in Net Assets Resulting From Operations	$10,886,476

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Fusion Conservative Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$918,607	$3,335,241
Net realized gains/(losses) on investment transactions	3,150,334	6,941,188
Change in unrealized appreciation/depreciation on investments	6,817,535	9,649,110

Change in net assets resulting from operations	10,886,476	19,925,539

Dividends to Shareholders:
From net investment income	—	(5,617,234)
From net realized gains	—	(2,647,800)

Change in net assets resulting from dividends to shareholders	—	(8,265,034)

Capital Transactions:
Proceeds from shares issued	25,604,802	40,121,835
Proceeds from dividends reinvested	—	8,265,034
Value of shares redeemed	(24,522,860)	(48,139,776)

Change in net assets resulting from capital transactions	1,081,942	247,093

Change in net assets	11,968,418	11,907,598
Net Assets:
Beginning of period	265,232,144	253,324,546

End of period	$277,200,562	$265,232,144

Accumulated net investment income/(loss)	$4,944,298	$4,025,691

Share Transactions:
Shares issued	2,015,564	3,248,870
Dividends reinvested	—	687,035
Shares redeemed	(1,936,659)	(3,895,518)

Change in shares	78,905	40,387

See accompanying notes to the financial statements.

4

AZL MVP Fusion Conservative Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	October 23, 2009 to December 31, 2009 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.53		$11.99	$11.05	$11.18	$10.08	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.04		0.16	0.14	0.04	0.13	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	0.48		0.78	1.10	0.03	0.97	0.16

Total from Investment Activities	0.52		0.94	1.24	0.07	1.10	0.18

Dividends to Shareholders From:
Net Investment Income	—		(0.27)	(0.20)	(0.17)	— (b)	(0.10)
Net Realized Gains	—		(0.13)	(0.10)	(0.03)	— (b)	—

Total Dividends	—		(0.40)	(0.30)	(0.20)	— (b)	(0.10)

Net Asset Value, End of Period	$13.05		$12.53	$11.99	$11.05	$11.18	$10.08

Total Return(b)	4.15	%(d)	7.96%	11.27%	0.64%	10.96%	1.81	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$277,201		$265,232	$253,325	$188,191	$89,707	$5,998
Net Investment Income/(Loss)(e)	0.69%		1.29%	1.65%	2.12%	2.04%	2.36%
Expenses Before Reductions* (e) (f)	0.24%		0.24%	0.25%	0.28%	0.34%	2.56%
Expenses Net of Reductions* (e)	0.24%		0.22%	0.20%	0.23%	0.26%	0.35%
Portfolio Turnover Rate(g)	14	%(d)	15%	36%	19%	34%	53	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Conservative Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2014, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value

6

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

(“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $13.7 million as of June 30, 2014. The monthly average notional amount for these contracts was $13.3 million for the period ended June 30, 2014. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$71,452	Payable for variation margin on futures contracts	$—

Interest Rate		—		21,740

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2014:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$412,759	$(94,708)

Interest Rate		174,348	138,600

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Fusion Conservative Fund	0.20%	0.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2014, there were no voluntary waivers.

7

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2014, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2014 is as follows:

	Fair Value 12/31/13	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/14	Dividend Income
AZL BlackRock Capital Appreciation Fund	$5,460,034	$533,793	$(3,105,849)	$964,806	$(1,069,777)	$2,783,007	$—
AZL Dreyfus Research Growth Fund	2,731,509	266,161	(323,134)	92,177	23,175	2,789,888	—
AZL Federated Clover Small Cap Value Fund	4,081,135	398,260	(644,069)	90,895	273,422	4,199,643	—
AZL Gateway Fund	3,999,600	224,649	(192,690)	11,725	81,796	4,125,080	—
AZL International Index Fund	5,503,873	420,201	(653,941)	123,431	123,607	5,517,171	—
AZL Invesco Growth and Income Fund	6,755,153	660,798	(964,163)	242,593	207,178	6,901,559	—
AZL Invesco International Equity Fund	5,487,378	381,487	(666,370)	105,091	238,447	5,546,033	—
AZL JPMorgan International Opportunities Fund	5,483,456	539,291	(688,765)	64,846	116,728	5,515,556	—
AZL JPMorgan U.S. Equity Fund	8,134,528	836,394	(1,212,724)	333,468	229,966	8,321,632	—
AZL MFS Investors Trust Fund	2,734,188	180,150	(265,466)	66,639	68,478	2,783,989	—
AZL MFS Mid Cap Value Fund	2,738,800	134,067	(313,014)	88,511	162,693	2,811,057
AZL MFS Value Fund	8,134,708	840,741	(1,091,396)	316,856	69,687	8,270,596	—
AZL Mid Cap Index Fund	2,719,390	214,104	(316,809)	81,030	117,586	2,815,301	—
AZL Morgan Stanley Global Real Estate Fund	2,703,207	29,894	(254,024)	17,436	266,001	2,762,514	—
AZL Morgan Stanley Mid Cap Growth Fund	2,745,430	533,694	(499,784)	125,124	(85,127)	2,819,337	—
AZL Oppenheimer Discovery Fund	5,440,628	1,556,679	(1,207,271)	321,300	(506,786)	5,604,550	—
AZL Pyramis Core Bond Fund	29,981,879	7,484,728	(1,867,262)	(5,409)	1,409,233	37,003,169	—
AZL Russell 1000 Growth Index Fund	3,068,982	195,360	(310,081)	70,469	110,644	3,135,374	—
AZL Russell 1000 Value Index Fund	8,429,028	705,869	(1,167,991)	235,122	418,847	8,620,875	—
AZL Wells Fargo Large Cap Growth Fund	—	2,681,126	(64,031)	1,921	180,712	2,799,728	—
NFJ Dividend Value Portfolio	4,070,935	552,228	(548,382)	271,173	(159,385)	4,186,569	82,459
PIMCO PVIT Global Advantage Strategy Bond Portfolio	7,848,405	330,589	(5,689,626)	(30,460)	291,722	2,750,630	53,315
PIMCO PVIT High Yield Portfolio	10,592,161	3,593,345	(588,518)	7,008	233,738	13,837,734	305,433
PIMCO PVIT Low Duration Portfolio	21,066,176	4,707,574	(1,028,575)	(10,939)	179,158	24,913,394	110,453
PIMCO PVIT Real Return Portfolio	18,354,376	966,551	(6,342,472)	(783,779)	1,655,310	13,849,986	140,993
PIMCO PVIT Total Return Portfolio	62,046,456	5,736,346	(4,429,397)	(230,741)	1,688,811	64,811,475	488,583
PIMCO PVIT Unconstrained Bond Portfolio	13,105,142	1,057,327	(648,352)	(7,068)	302,183	13,809,232	50,456

	$253,416,557	$35,761,406	$(35,084,156)	$2,563,225	$6,628,047	$263,285,079	$1,231,692

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $1,592 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

8

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Companies	$263,285,079	$—	$263,285,079
Unaffiliated Investment Company	7,000,000	—	7,000,000

Total Investment Securities	270,285,079	—	270,285,079

Other Financial Instruments:*
Futures Contracts	49,712	—	49,712

Total Investments	$270,334,791	$—	$270,334,791

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Fusion Conservative Fund	$35,761,406	$35,084,156

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $242,324,674. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$29,582,589
Unrealized depreciation	(1,622,184)

Net unrealized appreciation depreciation	$27,960,405

9

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Fusion Conservative Fund	$5,683,665	$2,581,369	$8,265,034

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Fusion Conservative Fund	$4,342,159	$6,218,336	$—	$21,523,474	$32,083,969

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL MVP FusionSM Growth Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Growth Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL MVP Fusion Growth Fund	$1,000.00	$1,048.90	$1.12	0.22%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL MVP Fusion Growth Fund	$1,000.00	$1,023.70	$1.10	0.22%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Domestic Equities	43.5%
International Equities	32.7
Fixed Income	18.9
Money Market	3.6

Total Investment Securities	98.7
Net other assets (liabilities)	1.3

Net Assets	100.0%

1

AZL MVP Fusion Growth Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
1,466,838	AZL BlackRock Capital Appreciation Fund	$28,031,281
1,827,333	AZL Dreyfus Research Growth Fund	28,031,281
1,091,148	AZL Federated Clover Small Value Fund	28,118,879
2,316,864	AZL Gateway Fund	27,617,013
3,201,962	AZL International Index Fund	55,490,007
1,689,016	AZL Invesco Growth and Income Fund	27,936,330
3,290,616	AZL Invesco International Equity Fund	65,220,009
3,844,299	AZL JPMorgan International Opportunities Fund	74,194,978
3,590,643	AZL JPMorgan U.S. Equity Fund	55,834,491
837,247	AZL MFS Investors Trust Fund	18,712,462
1,448,558	AZL MFS Mid Cap Value Fund	18,802,288
2,953,648	AZL MFS Value Fund	37,038,741
394,738	AZL Mid Cap Index Fund	9,493,446
2,541,442	AZL Morgan Stanley Global Real Estate Fund	27,828,795
1,017,642	AZL Morgan Stanley Mid Cap Growth Fund	18,867,079
2,739,365	AZL NFJ International Value Fund	36,899,248
1,878,803	AZL Oppenheimer Discovery Fund	28,200,836
3,134,371	AZL Pyramis Core Bond Fund	32,001,929
1,335,221	AZL Russell 1000 Growth Index Fund	23,406,427
2,638,380	AZL Russell 1000 Value Index Fund	41,844,703

Shares		Fair Value
Affiliated Investment Companies, continued
1,725,183	AZL Schroder Emerging Markets Equity Fund, Class 2	$13,904,977
2,189,996	AZL Wells Fargo Large Cap Growth Fund	23,411,052
1,380,142	NFJ Dividend Value Portfolio	18,728,532
2,707,664	PIMCO PVIT Global Advantage Strategy Bond Portfolio	27,726,479
1,122,624	PIMCO PVIT High Yield Portfolio	9,250,418
853,086	PIMCO PVIT Low Duration Portfolio	9,119,489
1,392,550	PIMCO PVIT Real Return Portfolio	18,506,987
4,506,086	PIMCO PVIT Total Return Portfolio	50,648,407
2,615,947	PIMCO PVIT Unconstrained Bond Portfolio	27,415,128

Total Affiliated Investment Companies (Cost $629,758,545)		882,281,692

Unaffiliated Investment Company (3.6%):
33,000,000	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.00%(a) (b)	33,000,000

Total Unaffiliated Investment Company (Cost $33,000,000)		33,000,000

Total Investment Securities (Cost $662,758,545)(c) — 98.7%		915,281,692
Net other assets (liabilities) — 1.3%		12,383,298

Net Assets — 100.0%		$927,664,990

Percentages indicated are based on net assets as of June 30, 2014.

(a)	The rate represents the effective yield at June 30, 2014.

(b)	Security purchased with cash that was segregated to cover margin requirements for open futures contracts as of June 30, 2014.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $13,387,218 has been segregated to cover margin requirements for the following open contracts as of June 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/19/14	74	$9,262,719	$(21,611)
S&P 500 Index E-Mini September Futures	Long	9/19/14	380	37,095,600	553,188

Total					$531,577

See accompanying notes to the financial statements.

2

AZL MVP Fusion Growth Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$33,000,000
Investments in affiliates, at cost	629,758,545

Total Investment securities, at cost	$662,758,545

Investments in non-affiliates, at value	$33,000,000
Investments in affiliates, at value	882,281,692

Total Investment securities, at value	915,281,692
Segregated cash for collateral	13,387,218
Interest and dividends receivable	209,828
Receivable for investments sold	286,781
Receivable for variation margin on futures contracts	3
Prepaid expenses	4,294

Total Assets	929,169,816

Liabilities:
Cash overdraft	286,781
Payable for affiliated investments purchased	209,803
Payable for capital shares redeemed	823,484
Manager fees payable	151,840
Administration fees payable	143
Custodian fees payable	688
Administrative and compliance services fees payable	2,536
Trustee fees payable	5,364
Other accrued liabilities	24,187

Total Liabilities	1,504,826

Net Assets	$927,664,990

Net Assets Consist of:
Capital	$842,017,477
Accumulated net investment income/(loss)	11,879,385
Accumulated net realized gains/(losses) from investment transactions	(179,286,596)
Net unrealized appreciation/(depreciation) on investments	253,054,724

Net Assets	$927,664,990

Shares of beneficial interest (unlimited number of shares authorized, no par value)	70,907,837
Net Asset Value (offering and redemption price per share)	$13.08

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends from affiliates	$1,604,361
Dividends	25

Total Investment Income	1,604,386

Expenses:
Manager fees	905,437
Administration fees	28,658
Custodian fees	1,081
Administrative and compliance services fees	7,407
Trustee fees	23,338
Professional fees	17,845
Shareholder reports	13,952
Other expenses	9,571

Total expenses	1,007,289

Net Investment Income/(Loss)	597,097

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	23,584,857
Net realized gains distributions from affiliated underlying funds	651,194
Net realized gains/(losses) on futures contracts	3,387,428
Change in net unrealized appreciation/depreciation on investments	15,230,907

Net Realized/Unrealized Gains/(Losses) on Investments	42,854,386

Change in Net Assets Resulting From Operations	$43,451,483

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Fusion Growth Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$597,097	$9,805,613
Net realized gains/(losses) on investment transactions	27,623,479	27,772,737
Change in unrealized appreciation/depreciation on investments	15,230,907	114,059,163

Change in net assets resulting from operations	43,451,483	151,637,513

Dividends to Shareholders:
From net investment income	—	(11,573,333)

Change in net assets resulting from dividends to shareholders	—	(11,573,333)

Capital Transactions:
Proceeds from shares issued	11,182,649	65,079,007
Proceeds from dividends reinvested	—	11,573,333
Value of shares redeemed	(56,022,843)	(112,784,551)

Change in net assets resulting from capital transactions	(44,840,194)	(36,132,211)

Change in net assets	(1,388,711)	103,931,969
Net Assets:
Beginning of period	929,053,701	825,121,732

End of period	$927,664,990	$929,053,701

Accumulated net investment income/(loss)	$11,879,385	$11,282,288

Share Transactions:
Shares issued	890,120	5,600,116
Dividends reinvested	—	995,127
Shares redeemed	(4,486,861)	(9,837,483)

Change in shares	(3,596,741)	(3,242,240)

See accompanying notes to the financial statements.

4

AZL MVP Fusion Growth Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$12.47		$10.61	$9.51	$10.15	$9.15	$7.36

Investment Activities:
Net Investment Income/(Loss)	0.02		0.14	0.12	0.16	0.12	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	0.59		1.88	1.14	(0.61)	1.05	2.20

Total from Investment Activities	0.61		2.02	1.26	(0.45)	1.17	2.31

Dividends to Shareholders From:
Net Investment Income	—		(0.16)	(0.16)	(0.19)	(0.17)	(0.18)
Net Realized Gains	—		—	—	—	—	(0.34)

Total Dividends	—		(0.16)	(0.16)	(0.19)	(0.17)	(0.52)

Net Asset Value, End of Period	$13.08		$12.47	$10.61	$9.51	$10.15	$9.15

Total Return(a)	4.89	%(b)	19.10%	13.29%	(4.43)%	12.90%	31.84%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$927,665		$929,054	$825,122	$727,185	$864,986	$825,266
Net Investment Income/(Loss)(c)	0.13%		1.12%	1.16%	1.32%	1.16%	1.39%
Expenses Before Reductions* (c) (d)	0.22%		0.22%	0.23%	0.23%	0.24%	0.25%
Expenses Net of Reductions* (c)	0.22%		0.21%	0.18%	0.18%	0.19%	0.20%
Portfolio Turnover Rate(e)	7	%(b)	8%	25%	24%	48%	53%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Growth Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Growth Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2014, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value

6

AZL MVP Fusion Growth Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

(“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $46.4 million as of June 30, 2014. The monthly average notional amount for these contracts was $45.5 million for the period ended June 30, 2014. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$553,188	Payable for variation margin on futures contracts	$—

Interest Rate		—		21,611

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2014:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$3,196,990	$(776,571)

Interest Rate		190,438	144,908

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Fusion Growth Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2014, there were no voluntary waivers.

7

AZL MVP Fusion Growth Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2014, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2014 is as follows:

	Fair Value 12/31/13	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/14	Dividend Income
AZL BlackRock Capital Appreciation Fund	$37,570,443	$—	$(9,345,726)	$4,596,891	$(4,790,327)	$28,031,281	$—
AZL Dreyfus Research Growth Fund	28,245,459	650,219	(1,957,396)	554,770	538,229	28,031,281	—
AZL Federated Clover Small Cap Value Fund	23,439,393	4,334,480	(1,985,341)	491,293	1,839,054	28,118,879	—
AZL Gateway Fund	27,458,157	42,600	(501,718)	23,252	594,722	27,617,013	—
AZL International Index Fund	56,254,746	—	(3,182,650)	599,195	1,818,715	55,490,006	—
AZL Invesco Growth and Income Fund	32,791,050	—	(6,681,990)	1,833,864	(6,594)	27,936,330	—
AZL Invesco International Equity Fund	65,853,897	57,097	(4,674,476)	1,163,196	2,820,296	65,220,010	—
AZL JPMorgan International Opportunities Fund	75,163,553	—	(3,222,478)	255,637	1,998,267	74,194,979	—
AZL JPMorgan U.S. Equity Fund	56,205,001	248,569	(4,317,531)	2,360,930	1,337,522	55,834,491	—
AZL MFS Investors Trust Fund	28,302,339	—	(10,466,462)	5,742,320	(4,865,735)	18,712,462	—
AZL MFS Mid Cap Value Fund	18,837,111	—	(1,720,475)	681,153	1,004,499	18,802,288	—
AZL MFS Value Fund	37,631,044	61,703	(2,328,508)	855,924	818,578	37,038,741	—
AZL Mid Cap Index Fund	9,410,972	—	(560,932)	194,336	449,070	9,493,446	—
AZL Morgan Stanley Global Real Estate Fund	27,241,027	62,141	(2,355,654)	405,419	2,475,862	27,828,795	—
AZL Morgan Stanley Mid Cap Growth Fund	18,871,314	1,929,216	(2,123,864)	553,238	(362,825)	18,867,079	—
AZL NFJ International Value Fund	36,878,350	383,628	(2,007,597)	(112,680)	1,757,547	36,899,248	—
AZL Oppenheimer Discovery Fund	28,101,647	3,504,922	(2,300,726)	551,880	(1,656,887)	28,200,836	—
AZL Pyramis Core Bond Fund	31,587,327	1,063,133	(2,016,435)	(6,942)	1,374,845	32,001,928	—
AZL Russell 1000 Growth Index Fund	23,500,673	6,000	(1,414,387)	311,650	1,002,491	23,406,427	—
AZL Russell 1000 Value Index Fund	42,073,933	—	(3,372,195)	755,369	2,387,596	41,844,703	—
AZL Schroder Emerging Markets Equity Fund, Class 2	13,400,361	696,688	(669,155)	32,227	444,856	13,904,977	—
AZL Wells Fargo Large Cap Growth Fund	—	22,353,210	(420,120)	14,249	1,463,713	23,411,052	—
NFJ Dividend Value Portfolio	23,369,218	1,091,856	(6,322,515)	2,118,196	(1,528,223)	18,728,532	368,805
PIMCO PVIT Global Advantage Strategy Bond Portfolio	26,987,246	892,935	(1,486,426)	(36,908)	1,369,632	27,726,479	270,927
PIMCO PVIT High Yield Portfolio	9,154,463	267,675	(359,465)	4,921	182,824	9,250,418	236,975
PIMCO PVIT Low Duration Portfolio	21,066,176	9,087,970	—	—	(21,034,657)	9,119,489	18,570
PIMCO PVIT Real Return Portfolio	26,945,803	875,277	(10,544,653)	(107,831)	1,338,391	18,506,987	191,965
PIMCO PVIT Total Return Portfolio	59,461,343	3,149,169	(13,240,444)	389,243	889,096	50,648,407	432,136
PIMCO PVIT Unconstrained Bond Portfolio	18,013,828	9,606,752	(701,354)	11,258	484,644	27,415,128	84,979

	$903,815,874	$60,365,240	$(100,280,673)	$24,236,050	$(5,854,799)	$882,281,692	$1,604,357

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $5,468 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

8

AZL MVP Fusion Growth Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Companies	$882,281,692	$—	$882,281,692
Unaffiliated Investment Company	33,000,000	—	33,000,000

Total Investment Securities	915,281,692	—	915,281,692

Other Financial Instruments:*
Futures Contracts	531,577	—	531,577

Total Investments	$915,813,269	$—	$915,813,269

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Fusion Growth Fund	$60,365,240	$100,280,673

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $701,412,851. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$252,523,147
Unrealized depreciation	(38,654,306)

Net unrealized appreciation depreciation	$213,868,841

9

AZL MVP Fusion Growth Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

As of the end of its tax year ended December 31, 2013, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Expires 12/31/2017
AZL MVP Fusion Growth Fund	$164,600,220

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Fusion Growth Fund	$11,573,333	$—	$11,573,333

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Fusion Growth Fund	$11,282,289	$—	$(164,600,220)	$195,513,961	$42,196,030

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL MVP FusionSM Moderate Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Moderate Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL MVP Fusion Moderate Fund	$1,000.00	$1,045.70	$1.12	0.22%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL MVP Fusion Moderate Fund	$1,000.00	$1,023.70	$1.10	0.22%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Domestic Equities	36.3%
Fixed Income	33.1
International Equities	25.7
Money Market	3.4

Total Investment Securities	98.5
Net other assets (liabilities)	1.5

Net Assets	100.0%

1

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
2,986,478	AZL BlackRock Capital Appreciation Fund	$57,071,599
3,715,758	AZL Dreyfus Research Growth Fund	56,999,732
2,221,579	AZL Federated Clover Small Value Fund	57,250,083
5,850,767	AZL Gateway Fund	69,741,141
8,127,494	AZL International Index Fund	140,849,476
5,137,966	AZL Invesco Growth and Income Fund	84,981,951
7,872,090	AZL Invesco International Equity Fund	156,024,817
8,772,449	AZL JPMorgan International Opportunities Fund	169,308,257
9,102,967	AZL JPMorgan U.S. Equity Fund	141,551,137
2,552,460	AZL MFS Investors Trust Fund	57,047,478
3,322,408	AZL MFS Mid Cap Value Fund	43,124,861
7,861,178	AZL MFS Value Fund	98,579,167
1,199,668	AZL Mid Cap Index Fund	28,852,011
5,168,149	AZL Morgan Stanley Global Real Estate Fund	56,591,236
2,328,300	AZL Morgan Stanley Mid Cap Growth Fund	43,166,682
7,310,401	AZL NFJ International Value Fund	98,471,101
4,768,969	AZL Oppenheimer Discovery Fund	71,582,218
16,644,124	AZL Pyramis Core Bond Fund	169,936,510
3,860,253	AZL Russell 1000 Growth Index Fund	67,670,229
6,917,277	AZL Russell 1000 Value Index Fund	109,708,016
3,559,720	AZL Schroder Emerging Markets Equity Fund, Class 2	28,691,342

Shares		Fair Value
Affiliated Investment Companies, continued
5,268,523	AZL Wells Fargo Large Cap Growth Fund	$56,320,509
4,205,718	NFJ Dividend Value Portfolio	57,071,599
8,273,197	PIMCO PVIT Global Advantage Strategy Bond Portfolio	84,717,542
6,785,064	PIMCO PVIT High Yield Portfolio	55,908,927
7,735,246	PIMCO PVIT Low Duration Portfolio	82,689,785
6,371,868	PIMCO PVIT Real Return Portfolio	84,682,128
32,590,541	PIMCO PVIT Total Return Portfolio	366,317,679
7,945,681	PIMCO PVIT Unconstrained Bond Portfolio	83,270,741

Total Affiliated Investment Companies (Cost $2,075,835,617)		2,678,177,954

Unaffiliated Investment Company (3.4%):
96,000,000	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.00%(a) (b)	96,000,000

Total Unaffiliated Investment Company (Cost $96,000,000)		96,000,000

Total Investment Securities (Cost $2,171,835,617)(c) — 98.5%		$2,774,177,954
Net other assets (liabilities) — 1.5%		42,052,691

Net Assets — 100.0%		$2,816,230,645

Percentages indicated are based on net assets as of June 30, 2014.

(a)	The rate represents the effective yield at June 30, 2014.

(b)	Security purchased with cash that was segregated to cover margin requirements for open futures contracts as of June 30, 2014.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $44,828,145 has been segregated to cover margin requirements for the following open contracts as of June 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/19/14	393	$49,192,547	$(113,605)
S&P 500 Index E-Mini September Futures	Long	9/19/14	937	91,469,940	1,364,478

Total					$1,250,873

See accompanying notes to the financial statements.

2

AZL MVP Fusion Moderate Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$96,000,000
Investments in affiliates, at cost	2,075,835,617

Total Investment securities, at cost	$2,171,835,617

Investments in non-affiliates, at value	$96,000,000
Investments in affiliates, at value	2,678,177,954

Total Investment securities, at value	2,774,177,954
Segregated cash for collateral	44,828,145
Interest and dividends receivable	1,102,635
Receivable for capital shares issued	5,239
Receivable for affiliated investments sold	855,908
Receivable for variation margin on futures contracts	10
Prepaid expenses	13,063

Total Assets	2,820,982,954

Liabilities:
Cash overdraft	855,908
Payable for affiliated investments purchased	1,102,561
Payable for capital shares redeemed	2,246,794
Manager fees payable	460,582
Administration fees payable	325
Custodian fees payable	647
Administrative and compliance services fees payable	6,782
Trustee fees payable	14,574
Other accrued liabilities	64,136

Total Liabilities	4,752,309

Net Assets	$2,816,230,645

Net Assets Consist of:
Capital	$2,184,619,123
Accumulated net investment income/(loss)	39,704,073
Accumulated net realized gains/(losses) from investment transactions	(11,685,761)
Net unrealized appreciation/(depreciation) on investments	603,593,210

Net Assets	$2,816,230,645

Shares of beneficial interest (unlimited number of shares authorized, no par value)	212,424,068
Net Asset Value (offering and redemption price per share)	$13.26

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends from affiliates	$7,580,070
Dividends	74

Total Investment Income	7,580,144

Expenses:
Manager fees	2,728,635
Administration fees	35,544
Custodian fees	1,190
Administrative and compliance services fees	22,926
Trustee fees	72,050
Professional fees	54,742
Shareholder reports	37,738
Other expenses	28,136

Total expenses	2,980,961

Net Investment Income/(Loss)	4,599,183

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	36,281,807
Net realized gains distributions from affiliated underlying funds	1,992,380
Net realized gains/(losses) on futures contracts	8,868,886
Change in net unrealized appreciation/depreciation on investments	71,828,704

Net Realized/Unrealized Gains/(Losses) on Investments	118,971,777

Change in Net Assets Resulting From Operations	$123,570,960

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Fusion Moderate Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$4,599,183	$29,736,844
Net realized gains/(losses) on investment transactions	47,143,073	41,394,331
Change in unrealized appreciation/depreciation on investments	71,828,704	271,102,916

Change in net assets resulting from operations	123,570,960	342,234,091

Dividends to Shareholders:
From net investment income	—	(36,803,773)

Change in net assets resulting from dividends to shareholders	—	(36,803,773)

Capital Transactions:
Proceeds from shares issued	37,179,350	148,369,871
Proceeds from shares issued in merger	—	316,567,026
Proceeds from dividends reinvested	—	36,803,773
Value of shares redeemed	(97,707,224)	(122,566,179)

Change in net assets resulting from capital transactions	(60,527,874)	379,174,491

Change in net assets	63,043,086	684,604,809
Net Assets:
Beginning of period	2,753,187,559	2,068,582,750

End of period	$2,816,230,645	$2,753,187,559

Accumulated net investment income/(loss)	$39,704,073	$35,104,890

Share Transactions:
Shares issued	2,911,983	12,332,796
Shares issued in merger	—	26,874,597
Dividends reinvested	—	3,087,565
Shares redeemed	(7,644,964)	(10,402,400)

Change in shares	(4,732,981)	31,892,558

See accompanying notes to the financial statements.

4

AZL MVP Fusion Moderate Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$12.68		$11.17	$10.09	$10.58	$9.63	$7.75

Investment Activities:
Net Investment Income/(Loss)	0.03		0.11	0.13	0.14	0.05	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	0.55		1.57	1.13	(0.44)	1.07	2.20

Total from Investment Activities	0.58		1.68	1.26	(0.30)	1.12	2.26

Dividends to Shareholders From:
Net Investment Income	—		(0.17)	(0.18)	(0.19)	(0.17)	(0.17)
Net Realized Gains	—		—	—	—	—	(0.21)

Total Dividends	—		(0.17)	(0.18)	(0.19)	(0.17)	(0.38)

Net Asset Value, End of Period	$13.26		$12.68	$11.17	$10.09	$10.58	$9.63

Total Return(a)	4.57	%(b)	15.17%	12.53%	(2.84)%	11.74%	29.42%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,816,231		$2,753,188	$2,068,583	$1,808,566	$1,545,100	$935,729
Net Investment Income/(Loss)(c)	0.34%		1.22%	1.34%	1.63%	1.47%	2.07%
Expenses Before Reductions* (c) (d)	0.22%		0.22%	0.23%	0.22%	0.24%	0.25%
Expenses Net of Reductions* (c)	0.22%		0.21%	0.18%	0.17%	0.19%	0.20%
Portfolio Turnover Rate(e)	8	%(b)	5%	23%	19%	32%	38%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Moderate Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2014, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value

6

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

(“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $140.7 million as of June 30, 2014. The monthly average notional amount for these contracts was $137.7 million for the period ended June 30, 2014. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$1,364,478	Payable for variation margin on futures contracts	$—

Interest Rate		—		113,605

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2014:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$7,876,623	$(1,848,581)

Interest Rate		992,263	766,277

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Fusion Moderate Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2014, there were no voluntary waivers.

7

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2014, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2014 is as follows:

	Fair Value 12/31/13	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/14	Dividend Income
AZL BlackRock Capital Appreciation Fund	$115,581,921	$—	$(56,387,301)	$16,236,311	$(18,359,332)	$57,071,599	$—
AZL Dreyfus Research Growth Fund	59,676,396	—	(4,886,683)	1,278,841	931,178	56,999,732	—
AZL Federated Clover Small Cap Value Fund	73,585,473	—	(21,421,613)	4,539,883	546,340	57,250,083	—
AZL Gateway Fund	64,108,605	4,044,341	—	—	1,588,195	69,741,141	—
AZL International Index Fund	138,577,462	—	(3,857,221)	524,830	5,604,405	140,849,476	—
AZL Invesco Growth and Income Fund	85,282,089	—	(5,717,586)	1,355,746	4,061,702	84,981,951	—
AZL Invesco International Equity Fund	145,904,078	1,863,100	(1,212,471)	180,201	9,289,909	156,024,817	—
AZL JPMorgan International Opportunities Fund	165,794,478	931,020	(2,651,548)	237,568	4,996,739	169,308,257	—
AZL JPMorgan U.S. Equity Fund	142,763,569	—	(10,614,479)	3,021,617	6,380,430	141,551,137	—
AZL MFS Investors Trust Fund	58,969,878	—	(4,623,288)	1,100,312	1,600,576	57,047,478	—
AZL MFS Mid Cap Value Fund	44,831,986	—	(5,604,865)	1,623,372	2,274,368	43,124,861	—
AZL MFS Value Fund	100,843,193	—	(6,726,831)	1,650,886	2,811,919	98,579,167	—
AZL Mid Cap Index Fund	29,875,099	—	(2,989,303)	699,974	1,266,241	28,852,011	—
AZL Morgan Stanley Global Real Estate Fund	50,675,782	1,347,945	(1,103,398)	58,568	5,612,339	56,591,236	—
AZL Morgan Stanley Mid Cap Growth Fund	44,653,519	1,029,100	(2,785,096)	644,015	(374,856)	43,166,682	—
AZL NFJ International Value Fund	87,346,197	7,895,651	(1,134,221)	(146,178)	4,509,652	98,471,101	—
AZL Oppenheimer Discovery Fund	71,992,221	6,196,795	(3,622,852)	910,464	(3,894,410)	71,582,218	—
AZL Pyramis Core Bond Fund	187,569,003	1,355,354	(26,882,106)	118,014	7,776,245	169,936,510	—
AZL Russell 1000 Growth Index Fund	80,489,962	—	(16,598,214)	4,387,067	(608,586)	67,670,229	—
AZL Russell 1000 Value Index Fund	99,150,050	6,155,000	(3,610,772)	654,855	7,358,883	109,708,016	—
AZL Schroder Emerging Markets Equity Fund, Class 2	24,776,480	3,097,601	(186,887)	(3,791)	1,007,939	28,691,342	—
AZL Wells Fargo Large Cap Growth Fund	—	53,036,546	—	—	3,283,963	56,320,509	—
NFJ Dividend Value Portfolio	57,493,173	3,120,767	(5,068,034)	3,125,075	(1,599,382)	57,071,599	1,128,387
PIMCO PVIT Global Advantage Strategy Bond Portfolio	76,358,466	4,446,130	(51,162)	(1,217)	3,965,325	84,717,542	801,759
PIMCO PVIT High Yield Portfolio	51,103,132	3,702,841	—	—	1,102,954	55,908,927	1,384,141
PIMCO PVIT Low Duration Portfolio	—	82,403,963	—	—	285,822	82,689,785	168,662
PIMCO PVIT Real Return Portfolio	103,172,839	1,561,966	(25,140,469)	(2,446,976)	7,534,768	84,682,128	858,759
PIMCO PVIT Total Return Portfolio	379,139,436	12,940,895	(34,479,038)	(1,475,247)	10,191,633	366,317,679	2,935,451
PIMCO PVIT Unconstrained Bond Portfolio	76,580,653	4,916,424	—	2	1,773,662	83,270,741	302,912

	$2,616,295,140	$200,045,439	$(247,355,438)	$38,274,192	$70,918,621	$2,678,177,954	$7,580,071

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $16,344 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

8

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Companies	$2,678,177,954	$—	$2,678,177,954
Unaffiliated Investment Company	96,000,000	—	96,000,000

Total Investment Securities	2,774,177,954	—	2,774,177,954

Other Financial Instruments:*
Futures Contracts	1,250,873	—	1,250,873

Total Investments	$2,775,428,827	$—	$2,775,428,827

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Fusion Moderate Fund	$200,045,439	$247,355,438

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $2,211,049,321. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$602,342,337
Unrealized depreciation	(39,213,704)

Net unrealized appreciation depreciation	$563,128,633

9

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

As of the end of its tax year ended December 31, 2013, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Expires 12/31/2017
AZL MVP Fusion Moderate Fund	$17,162,227

During the year ended December 31, 2013, the Fund utilized $36,891,252 in CLCFs to offset capital gains.

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Fusion Moderate Fund	$36,803,773	$—	$36,803,773

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Fusion Moderate Fund	$35,104,890	$—	$(17,162,227)	$490,097,899	$508,040,562

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Acquisition of Funds

On April 26, 2013, the Fund acquired all of the net assets of the AZL MVP Fusion Moderate Fund, an open-end investment company, pursuant to a plan of reorganization approved by AZL MVP Fusion Moderate Fund shareholders on April 24, 2013. The purpose of the transaction was to combine two funds managed by the Manager with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 26,874,897 shares of the Fund, valued at $316,567,026, for 27,547,105 shares of the AZL MVP Fusion Moderate Fund outstanding on April 26, 2013.

The investment portfolio of the AZL MVP Fusion Moderate Fund, with a fair value of $300,786,728 and identified cost of $278,882,682 at April 26, 2013, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the AZL MVP Fusion Moderate Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of the Fund were $2,146,421,277. All fees and expenses incurred by the AZL MVP Fusion Moderate Fund and the Fund directly in connection with the plan of reorganization were borne by the Funds.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended December 31, 2013, are as follows:

Net investment income/(loss)	$29,999,976
Net realized/unrealized gains/losses)	327,641,283

Change in net assets resulting from operations	$357,641,259

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the AZL MVP Fusion Moderate Fund that have been included in the Fund’s statement of operations since April 26, 2013.

9. Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of December 31, 2013, the Fund had a controlling interest (in excess of 50%) in the AZL NFJ International Fund, the AZL Russell 1000 Growth Index Fund, and the AZL Wells Fargo Large Cap Growth Fund, which are affiliated with the Investment Adviser.

10. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® MVP Growth Index Strategy Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Growth Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Growth Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL MVP Growth Index Strategy Fund	$1,000.00	$1,054.40	$0.61	0.12%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL MVP Growth Index Strategy Fund	$1,000.00	$1,024.20	$0.60	0.12%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Domestic Equities	52.2%
Fixed Income	23.7
International Equities	18.9
Money Market	3.5

Total Investment Securities	98.3
Net other assets (liabilities)	1.7

Net Assets	100.0%

1

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.8%):
20,998,789	AZL Enhanced Bond Index Fund	$232,246,611
10,717,824	AZL International Index Fund	185,739,892
4,486,784	AZL Mid Cap Index Fund	107,907,157
25,364,664	AZL S&P 500 Index Fund, Class 2	349,271,421
3,390,807	AZL Small Cap Stock Index Fund	54,625,900

Total Affiliated Investment Companies (Cost $796,230,771)		929,790,981

Unaffiliated Investment Companies (3.5%):
1,169,432	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	1,169,432
33,000,000	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.00%(a) (b)	33,000,000

Total Unaffiliated Investment Companies (Cost $34,169,432)		34,169,432

Total Investment Securities (Cost $830,400,203)(c) — 98.3%		963,960,413
Net other assets (liabilities) — 1.7%		16,546,400

Net Assets — 100.0%		$980,506,813

Percentages indicated are based on net assets as of June 30, 2014.

(a)	The rate represents the effective yield at June 30, 2014.

(b)	Security purchased with cash that was segregated to cover margin requirements for open futures contracts as of June 30, 2014.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $15,832,470 has been segregated to cover margin requirements for the following open contracts as of June 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/19/14	97	$12,141,672	$(27,659)
S&P 500 Index E-Mini September Futures	Long	9/19/14	375	36,607,500	543,412

Total					$515,753

See accompanying notes to the financial statements.

2

AZL MVP Growth Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$34,169,432
Investments in affiliates, at cost	796,230,771

Total Investment securities, at cost	$830,400,203

Investments in non-affiliates, at value	$34,169,432
Investments in affiliates, at value	929,790,981

Total Investment securities, at value	963,960,413
Segregated cash for collateral	15,832,470
Interest and dividends receivable	25
Receivable for capital shares issued	1,923,035
Receivable for variation margin on futures contracts	3
Prepaid expenses	3,188

Total Assets	981,719,134

Liabilities:
Payable for affiliated investments purchased	1,107,214
Manager fees payable	79,056
Administration fees payable	278
Custodian fees payable	494
Administrative and compliance services fees payable	2,093
Trustee fees payable	5,103
Other accrued liabilities	18,083

Total Liabilities	1,212,321

Net Assets	$980,506,813

Net Assets Consist of:
Capital	$831,322,565
Accumulated net investment income/(loss)	6,969,649
Accumulated net realized gains/(losses) from investment transactions	8,138,636
Net unrealized appreciation/(depreciation) on investments	134,075,963

Net Assets	$980,506,813

Shares of beneficial interest (unlimited number of shares authorized, no par value)	70,282,923
Net Asset Value (offering and redemption price per share)	$13.95

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$25

Total Investment Income	25

Expenses:
Manager fees	429,677
Administration fees	28,478
Custodian fees	1,260
Administrative and compliance services fees	7,479
Trustee fees	22,944
Professional fees	16,378
Shareholder reports	9,804
Other expenses	8,114

Total expenses	524,134

Net Investment Income/(Loss)	(524,109)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	(24,803)
Net realized gains/(losses) on futures contracts	3,035,871
Change in net unrealized appreciation/depreciation on investments	46,633,554

Net Realized/Unrealized Gains/(Losses) on Investments	49,644,622

Change in Net Assets Resulting From Operations	$49,120,513

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Growth Index Strategy Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(524,109)	$6,077,397
Net realized gains/(losses) on investment transactions	3,011,068	6,605,670
Change in unrealized appreciation/depreciation on investments	46,633,554	77,847,321

Change in net assets resulting from operations	49,120,513	90,530,388

Dividends to Shareholders:
From net realized gains	—	(132,776)

Change in net assets resulting from dividends to shareholders	—	(132,776)

Capital Transactions:
Proceeds from shares issued	164,196,341	418,445,579
Proceeds from dividends reinvested	—	132,776
Value of shares redeemed	(1,416,270)	(1,512,753)

Change in net assets resulting from capital transactions	162,780,071	417,065,602

Change in net assets	211,900,584	507,463,214
Net Assets:
Beginning of period	768,606,229	261,143,015

End of period	$980,506,813	$768,606,229

Accumulated net investment income/(loss)	$6,969,649	$7,493,758

Share Transactions:
Shares issued	12,283,081	34,374,348
Dividends reinvested	—	10,786
Shares redeemed	(107,015)	(125,252)

Change in shares	12,176,066	34,259,882

See accompanying notes to the financial statements.

4

AZL MVP Growth Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	January 10, 2012 to December 31, 2012 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.23		$10.95	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.03)		0.10	0.09
Net Realized and Unrealized Gains/(Losses) on Investments	0.75		2.18	1.01

Total from Investment Activities	0.72		2.28	1.10

Dividends to Shareholders From:
Net Investment Income	—		—	(0.12)
Net Realized Gains	—		— (b)	(0.03)

Total Dividends	—		— (b)	(0.15)

Net Asset Value, End of Period	$13.95		$13.23	$10.95

Total Return(c)	5.44	%(d)	20.85%	10.98	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$980,507		$768,606	$261,143
Net Investment Income/(Loss)(e)	(0.12)%		1.25%	1.47%
Expenses Before Reductions* (e) (f)	0.12%		0.13%	0.22%
Expenses Net of Reductions* (e)	0.12%		0.13%	0.15%
Portfolio Turnover Rate(g)	—	(d)(h)	— (h)	11	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations. During the period from January 10, 2012 to December 10, 2012, the Fund’s primary vehicle for gaining exposure to derivatives was through investments in its wholly-owned and controlled subsidiary , the AZL MVP GIS Investments Trust (the “Subsidiary”). The Subsidiary was liquidated on December 10, 2012 at its net asset value on such date. The Subsidiary’s operations have been consolidated with the operations of the Fund through its liquidation on December 10, 2012.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

(h)	Represents less than 0.5%.

See accompanying notes to the financial statements.

5

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Growth Index Strategy Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2014, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to

6

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $48.7 million as of June 30, 2014. The monthly average notional amount for these contracts was $44.0 million for the period ended June 30, 2014. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$543,412	Payable for variation margin on futures contracts	$—

Interest Rate		—		27,659

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2014:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$2,794,276	$(472,915)

Interest Rate		241,595	142,660

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Growth Index Strategy Fund	0.10%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2014, there were no voluntary waivers.

7

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2014, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2014 is as follows:

	Fair Value 12/31/13	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/14	Dividend Income
AZL Enhanced Bond Index Fund	$181,352,461	$44,096,390	$(519,491)	$(24,803)	$7,342,054	$232,246,611	$—
AZL International Index Fund	146,041,046	31,601,103	—	—	8,097,743	185,739,892	—
AZL Mid Cap Index Fund	84,282,835	16,365,337	—	—	7,258,985	107,907,157	—
AZL S&P 500 Index Fund, Class 2	274,348,332	52,528,917	—	—	22,394,172	349,271,421	—
AZL Small Cap Stock Index Fund	42,014,649	10,740,396	—	—	1,870,855	54,625,900	—

	$728,039,323	$155,332,143	$(519,491)	$(24,803)	$46,963,809	$929,790,981	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $4,762 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

8

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Companies	$929,790,981	$—	$929,790,981
Unaffiliated Investment Companies	34,169,432	—	34,169,432

Total Investment Securities	963,960,413	—	963,960,413

Other Financial Instruments:*
Futures Contracts	515,753	—	515,753

Total Investments	$964,476,166	$—	$964,476,166

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Growth Index Strategy Fund	$155,332,143	$519,491

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $830,544,094. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$133,560,210
Unrealized depreciation	(143,891)

Net unrealized appreciation depreciation	$133,416,319

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Growth Index Strategy Fund	$53,288	$79,488	$132,776

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

9

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Growth Index Strategy Fund	$9,327,558	$4,258,863	$—	$86,477,314	$100,063,735

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® MVP Invesco Equity and Income Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Invesco Equity and Income Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Invesco Equity and Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL MVP Invesco Equity and Income Fund	$1,000.00	$1,057.70	$0.77	0.15%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Annualized Expense Ratio During Period 1/1/14 - 6/30/14
AZL MVP Invesco Equity and Income Fund	$1,000.00	$1,024.05	$0.75	0.15%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Fixed Income	94.8%
Money Market	3.6

Total Investment Securities	98.4
Net other assets (liabilities)	1.6

Net Assets	100.0%

1

AZL MVP Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value

Affiliated Investment Company (94.8%):
22,768,284	AZL Invesco Equity and Income Fund	$379,091,927

Total Affiliated Investment Company (Cost $326,471,383)		379,091,927

Unaffiliated Investment Companies (3.6%):
580,479	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	580,479
14,000,000	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.00%(a) (b)	14,000,000

Total Unaffiliated Investment Companies (Cost $14,580,479)		14,580,479

Total Investment Securities (Cost $341,051,862)(c) — 98.4%		393,672,406
Net other assets (liabilities) — 1.6%		6,542,956

Net Assets — 100.0%		$400,215,362

Percentages indicated are based on net assets as of June 30, 2014.

(a)	The rate represents the effective yield at June 30, 2014.

(b)	Security purchased with cash that was segregated to cover margin requirements for open futures contracts as of June 30, 2014.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $5,949,837 has been segregated to cover margin requirements for the following open contracts as of June 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/19/14	63	$7,885,828	$(15,659)
S&P 500 Index E-Mini September Futures	Long	9/19/14	122	11,909,640	176,958

Total					$161,299

See accompanying notes to the financial statements.

2

AZL MVP Invesco Equity and Income Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$14,580,479
Investments in affiliates, at cost	326,471,383

Total Investment securities, at cost	$341,051,862

Investments in non-affiliates, at value	$14,580,479
Investments in affiliates, at value	379,091,927

Total Investment securities, at value	393,672,406
Segregated cash for collateral	5,949,837
Interest and dividends receivable	11
Receivable for capital shares issued	1,220,547
Prepaid expenses	1,240

Total Assets	400,844,041

Liabilities:
Payable for affiliated investments purchased	580,479
Manager fees payable	37,650
Administration fees payable	136
Custodian fees payable	471
Administrative and compliance services fees payable	823
Trustee fees payable	2,054
Other accrued liabilities	7,066

Total Liabilities	628,679

Net Assets	$400,215,362

Net Assets Consist of:
Capital	$344,089,725
Accumulated net investment income/(loss)	1,227,568
Accumulated net realized gains/(losses) from investment transactions	2,116,226
Net unrealized appreciation/(depreciation) on investments	52,781,843

Net Assets	$400,215,362

Shares of beneficial interest (unlimited number of shares authorized, no par value)	28,370,748
Net Asset Value (offering and redemption price per share)	$14.11

Statement of Operations

For the Six Months Ended June 30, 2014

(Unaudited)

Investment Income:
Dividends	$11

Total Investment Income	11

Expenses:
Manager fees	173,443
Administration fees	31,357
Custodian fees	1,120
Administrative and compliance services fees	2,733
Trustee fees	8,329
Professional fees	5,861
Shareholder reports	5,973
Recoupment of prior expenses reimbursed by the manager	27,717
Other expenses	2,908

Total expenses	259,441

Net Investment Income/(Loss)	(259,430)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	431
Net realized gains/(losses) on futures contracts	1,049,106
Change in net unrealized appreciation/depreciation on investments	19,956,552

Net Realized/Unrealized Gains/(Losses) on Investments	21,006,089

Change in Net Assets Resulting From Operations	$20,746,659

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Invesco Equity and Income Fund
	For the Six Months Ended June 30, 2014	For the Year Ended December 31, 2013
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(259,430)	$1,485,444
Net realized gains/(losses) on investment transactions	1,049,537	1,054,836
Change in unrealized appreciation/depreciation on investments	19,956,552	30,252,624

Change in net assets resulting from operations	20,746,659	32,792,904

Dividends to Shareholders:
From net realized gains	—	(33,714)

Change in net assets resulting from dividends to shareholders	—	(33,714)

Capital Transactions:
Proceeds from shares issued	80,938,741	188,556,214
Proceeds from dividends reinvested	—	33,714
Value of shares redeemed	(306,034)	(2,039,133)

Change in net assets resulting from capital transactions	80,632,707	186,550,795

Change in net assets	101,379,366	219,309,985
Net Assets:
Beginning of period	298,835,996	79,526,011

End of period	$400,215,362	$298,835,996

Accumulated net investment income/(loss)	$1,227,568	$1,486,998

Share Transactions:
Shares issued	5,989,791	15,181,645
Dividends reinvested	—	2,693
Shares redeemed	(22,356)	(167,924)

Change in shares	5,967,435	15,016,414

See accompanying notes to the financial statements.

4

AZL MVP Invesco Equity and Income Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013	January 10, 2012 to December 31, 2012 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.34		$10.77	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.02)		0.07	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	0.79		2.50	0.79

Total from Investment Activities	0.77		2.57	0.89

Dividends to Shareholders From:
Net Investment Income	—		—	(0.10)
Net Realized Gains	—		— (b)	(0.02)

Total Dividends	—		— (b)	(0.12)

Net Asset Value, End of Period	$14.11		$13.34	$10.77

Total Return(c)	5.77	%(d)	23.88%	8.89	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$400,215		$298,836	$79,526
Net Investment Income/(Loss)(e)	(0.15)%		0.89%	1.82%
Expenses Before Reductions* (e) (f)	0.15%		0.16%	0.36%
Expenses Net of Reductions* (e)	0.15%		0.15%	0.15%
Portfolio Turnover Rate(g)	—	(d)(h)	— (h)	9	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations. During the period from January 10, 2012 to December 10, 2012, the Fund’s primary vehicle for gaining exposure to derivatives is through investments in its wholly-owned and controlled subsidiary, the AZL MVP IEI Investments Trust (“the Subsidiary”). The Subsidiary was liquidated on December 10, 2012 at its net asset value on such date. The Subsidiary’s operations have been consolidated with the operations of the Fund through its liquidation on December 10, 2012.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

(h)	Represents less than 0.5%.

See accompanying notes to the financial statements.

5

AZL MVP Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Invesco Equity and Income Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2014, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in

6

AZL MVP Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $19.8 million as of June 30, 2014. The monthly average notional amount for these contracts was $17.7 million for the period ended June 30, 2014. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$176,958	Payable for variation margin on futures contracts	$—

Interest Rate		—		15,659

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2014:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$891,463	$(136,557)

Interest Rate		157,643	88,705

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Invesco Equity and Income Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2014, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2014, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2014 is as follows:

	Fair Value 12/31/13	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/14	Dividend Income

AZL Invesco Equity and Income Fund	$283,088,456	$76,001,937	$(3,299)	$430	$20,004,403	$379,091,927	$—

	$283,088,456	$76,001,937	$(3,299)	$430	$20,004,403	$379,091,927	$—

7

AZL MVP Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $1,891 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$379,091,927	$—	$379,091,927
Unaffiliated Investment Companies	14,580,479	—	14,580,479

Total Investment Securities	393,672,406	—	393,672,406

Other Financial Instruments:*
Futures Contracts	161,299	—	161,299

Total Investments	$393,833,705	$—	$393,833,705

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Invesco Equity and Income Fund	$76,001,937	$3,299

8

AZL MVP Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $341,055,766. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$52,620,544
Unrealized depreciation	(3,904)

Net unrealized appreciation depreciation	$52,616,640

The tax character of dividends paid to shareholders during the year ended December 31, 2013 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Invesco Equity and Income Fund	$13,495	$20,219	$33,714

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Invesco Equity and Income Fund	$1,964,977	$801,765	$–	$32,612,236	$35,378,978

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Concentration of Investments

As of June 30, 2014, the Fund’s investment in the AZL Invesco Equity and Income Fund, which is affiliated with the Investment Adviser, represented greater than 90% of the Fund’s net assets. The financial statements of the AZL Invesco Equity and Income Fund are attached hereto.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 8/14

AZL® MVP T. Rowe Price Capital Appreciation Fund

Semi-Annual Report

June 30, 2014

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

Approval of Investment Advisory Agreement Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP T. Rowe Price Capital Appreciation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP T. Rowe Price Capital Appreciation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/10/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/10/14 - 6/30/14*	Annualized Expense Ratio During Period 1/10/14 - 6/30/14
AZL MVP T. Rowe Price Capital Appreciation Fund	$1,000.00	$1,064.00	$0.58	0.11%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/10/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/10/14 - 6/30/14*	Annualized Expense Ratio During Period** 1/10/14 - 6/30/14
AZL MVP T. Rowe Price Capital Appreciation Fund	$1,000.00	$1,024.25	$0.57	0.11%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of the days in the most recent fiscal half-year divided by the number of the days in fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 172 days of operations during the period, and has been annualized to reflect values for the period January 10, 2014 to June 30, 2014.

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Domestic Equities	93.2%
Money Market	3.9

Total Investment Securities	97.1
Net other assets (liabilities)	2.9

Net Assets	100.0%

1

AZL MVP T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value

Affiliated Investment Company (93.2%):
6,867,975	AZL T. Rowe Price Capital Appreciation Fund	$116,137,463

Total Affiliated Investment Company (Cost $111,600,267)		116,137,463

Unaffiliated Investment Companies (3.9%):
863,921	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00%(a)	863,921
4,000,000	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.00%(a) (b)	4,000,000

Total Unaffiliated Investment Companies (Cost $4,863,921)		4,863,921

Total Investment Securities (Cost $116,464,188)(c) — 97.1%		121,001,384
Net other assets (liabilities) — 2.9%		3,571,646

Net Assets — 100.0%		$124,573,030

Percentages indicated are based on net assets as of June 30, 2014.

(a)	The rate represents the effective yield at June 30, 2014.

(b)	Security purchased with cash that was segregated to cover margin requirements for open futures contracts as of June 30, 2014.

(c)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $2,067,276 has been segregated to cover margin requirements for the following open contracts as of June 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	9/19/14	19	$2,378,266	$(2,261)
S&P 500 Index E-Mini September Futures	Long	9/19/14	37	3,611,940	49,718

Total					$47,457

See accompanying notes to the financial statements.

2

AZL MVP T. Rowe Price Capital Appreciation Fund

Statement of Assets and Liabilities

June 30, 2014

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$4,863,921
Investments in affiliates, at cost	111,600,267

Total Investment securities, at cost	$116,464,188

Investment in non-affiliates, at value	$4,863,921
Investments in affiliates, at value	116,137,463

Total Investment securities, at value	121,001,384
Segregated cash for collateral	2,067,276
Interest and dividends receivable	3
Receivable for capital shares issued	2,337,707

Total Assets	125,406,370

Liabilities:
Payable for investments purchased	819,853
Manager fees payable	9,232
Administration fees payable	144
Custodian fees payable	404
Administrative and compliance services fees payable	359
Trustee fees payable	1,067
Other accrued liabilities	2,281

Total Liabilities	833,340

Net Assets	$124,573,030

Net Assets Consist of:
Capital	$119,860,768
Accumulated net investment income/(loss)	(33,801)
Accumulated net realized gains/(losses) from investment transactions	161,410
Net unrealized appreciation/(depreciation) on investments	4,584,653

Net Assets	$124,573,030

Shares of beneficial interest (unlimited number of shares authorized, no par value)	11,711,968
Net Asset Value (offering and redemption price per share)	$10.64

Statement of Operations

For the Period Ended June 30, 2014(a)

(Unaudited)

Investment Income:
Dividends	$5

Total Investment Income	5

Expenses:
Manager fees	29,451
Administration fees	247
Custodian fees	487
Administrative and compliance services fees	419
Trustee fees	1,161
Professional fees	777
Shareholder reports	1,037
Other expenses	227

Total expenses	33,806

Net Investment Income/(Loss)	(33,801)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	(4,257)
Net realized gains/(losses) on futures contracts	165,667
Change in net unrealized appreciation/depreciation on investments	4,584,653

Net Realized/Unrealized Gains/(Losses) on Investments	4,746,063

Change in Net Assets Resulting From Operations	$4,712,262

(a)	For the period January 10, 2014 (commencement of operations) to June 30, 2014.

See accompanying notes to the financial statements.

3

Statement of Changes in Net Assets

AZL MVP T. Rowe Price Capital Appreciation Fund

January 10, 2014 to June 30, 2014 (a)
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(33,801)
Net realized gains/(losses) on investment transactions	161,410
Change in unrealized appreciation/depreciation on investments	4,584,653

Change in net assets resulting from operations	4,712,262

Capital Transactions:
Proceeds from shares issued	121,213,773
Value of shares redeemed	(1,353,005)

Change in net assets resulting from capital transactions	119,860,768

Change in net assets	124,573,030
Net Assets:
Beginning of period	—

End of period	$124,573,030

Accumulated net investment income/(loss)	$(33,801)

Share Transactions:
Shares issued	11,844,760
Shares redeemed	(132,792)

Change in shares	11,711,968

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

4

AZL MVP T. Rowe Price Capital Appreciation Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	January 10, 2014 to June 30, 2014 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	—	(b)
Net Realized and Unrealized Gains/(Losses) on Investments	0.64

Total from Investment Activities	0.64

Net Asset Value, End of Period	$10.64

Total Return(c)	6.40	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$124,573
Net Investment Income/(Loss)(e)	(0.11)%
Expenses Before Reductions* (e) (f)	0.11%
Expenses Net of Reductions* (e)	0.11%
Portfolio Turnover Rate(g)	2	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL MVP T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 12 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP T. Rowe Price Capital Appreciation Fund (the “Fund”), and 11 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2014, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in

6

AZL MVP T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $6.0 million as of June 30, 2014. The monthly average notional amount for these contracts was $3.3 million for the period ended June 30, 2014. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	Receivable for variation margin on futures contracts	$49,718	Payable for variation margin on futures contracts	$—

Interest Rate		—		2,261

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2014:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income

Equity Contracts	Net realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$132,153	$49,718

Interest Rate		33,514	(2,261)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2015. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2014, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP T. Rowe Price Capital Appreciation Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2014, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During the period ended June 30, 2014, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2014, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2014 is as follows:

	Fair Value 12/31/13	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/14	Dividend Income
AZL T. Rowe Price Capital Appreciation Fund	$—	$112,488,487	$(882,792)	$(5,429)	$4,537,196	$116,137,462	$—

	$—	$112,488,487	$(882,792)	$(5,429)	$4,537,196	$116,137,462	$—

7

AZL MVP T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. Fees payable to the Administrator are subject to certain reductions associated with services provided to new funds. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2014, $182 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $163,000 annual Board retainer. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2014, actual Trustee compensation was $456,400 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

—	Level 1 — quoted prices in active markets for identical assets
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2014 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$116,137,463	$—	$116,137,463
Unaffiliated Investment Companies	4,863,921	—	4,863,921

Total Investment Securities	121,001,384	—	121,001,384

Other Financial Instruments:*
Futures Contracts	47,457	—	47,457

Total Investments	$121,048,841	$—	$121,048,841

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2014, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP T. Rowe Price Capital Appreciation Fund	$112,488,487	$882,792

8

AZL MVP T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2014 (Unaudited)

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2014 is $116,469,617. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,537,196
Unrealized depreciation	(5,429)

Net unrealized appreciation depreciation	$4,531,767

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2014.

8. Concentration of Investments

As of June 30, 2014, the Fund’s investment in the AZL T. Rowe Price Capital Appreciation Fund, which is affiliated with the Investment Adviser, represented greater than 90% of the Fund’s net assets. The financial statements of the AZL T. Rowe Price Capital Appreciation Fund are attached hereto.

9. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

Approval of Investment Advisory Agreement (Unaudited)

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) consists of 12 separate investment portfolios or series (together the “Funds,” and each individually a “Fund.”) Subject to the general supervision of the Board of Trustees and in accordance with each Fund’s investment objectives and restrictions, investment advisory services are provided to the Funds by Allianz Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund if and when total Fund operating expenses exceed certain amounts until at least May 1, 2015.

In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

As required by the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds’ investment objectives, the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, Compliance Services Agreement and Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager’s compensation: the nature and quality of the services provided by the Manager, including the performance of the funds; the Manager’s cost of providing the services; the extent to which the Manager may realize “economies of scale” as the funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager’s relationship with the funds; performance and expenses of comparable funds; the profitability to the Manager from acting as adviser to the funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager’s services and fees. The Trust’s Board is aware of these factors and took them into account in its review of the Management Agreement for the funds.

The Board considered and weighed these circumstances in light of its experience in governing the Trust, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Fund’s investment performance (in absolute terms as well as in relationship to its benchmark). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, the performance of the Underlying Funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits the Manager or its affiliates may derive from its relationship with the Funds.

At an “in-person” Board of Trustees meeting held September 11, 2013, the Board authorized the creation of the AZL MVP T. Rowe Price Capital Appreciation Fund (the “T. Rowe Price Fund”) as a new series of the Trust.

The Management Agreement pertaining to the T. Rowe Price Fund was approved at the Board of Trustees meeting of September 11, 2013. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2015. In connection with such meeting, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with generally similar investment objectives to that of the T. Rowe Price Fund derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with experienced counsel who are independent of the Manager. At least annually, the Board receives from experienced counsel who are independent of the Manager a memorandum discussing the legal standards for the Board’s consideration of proposed investment management agreements. The independent (“disinterested”) Trustees also discussed the proposed approval in a private session with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement in respect of the T. Rowe Price Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

11

An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also was considered. The Trustees concluded at the September 11, 2013 meeting that, overall, they were satisfied with the nature, extent and quality of services expected to be provided to the Trust and to the T. Rowe Price Fund under the Management Agreement.

(2) The investment performance of the Fund and the Manager. At the September 11, 2013 meeting the Board received information about the performance of T. Rowe Price Associates, Inc. (“T. Rowe Price”) in managing a balanced fund that is generally comparable to the T. Rowe Price Fund, without the Managed Volatility Portfolio (MVP) risk management process, which has the goal of reducing volatility. The performance information, which covered the ten years ending June 30, 2013, included returns, risk, tracking error, performance versus a benchmark (a 60%/40% composite of the S&P 500 and Barclay’s Aggregate Index) and performance rankings relative to a peer group of comparable funds. The Board noted, for example, that, while past performance is not a guarantee of future results, the T. Rowe Price-managed fund (which has been managed by personnel and pursuant to the process which will be used for the T. Rowe Price Fund) significantly outperformed the benchmark over the two-, three-, five-, seven- and ten-year periods ended June 30, 2013.

(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. At the September 11, 2013 meeting the Board considered that the Manager receives an advisory fee from the T. Rowe Price Fund. The Manager reported that for such Fund the advisory fee paid put it in the 1st percentile of the customized peer group. Trustees were provided with information on the anticipated total expense ratio of the T. Rowe Price Fund and other funds in the customized peer group, and the Manager reported upon the challenges in making peer group comparisons for such Fund. The Board of Trustees also considered the impact of the Expense Limitation Agreement.

At the September 11, 2013 meeting the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2011 through June 30, 2013. (The T. Rowe Price Fund did not commence until April 28, 2014.) The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Trustees focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund, and, based on their review, concluded that they were satisfied that the Manager’s level of profitability from its relationship with the Funds was not excessive. It is expected that at Board of Trustees meetings to be held in October, 2014, the Trustees will receive information on the Manager’s level of profitability from its relationship with the T. Rowe Price Fund.

Based upon the information provided, the Board concluded that the advisory fee and anticipated expense ratio for the T. Rowe Price are not unreasonable.

(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedule for the T. Rowe Price Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific services provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the Wells Fargo Fund had no assets as of September 11, 2013.

The Trustees noted that the Manager has agreed to temporarily “cap” advisory fees and operating expenses for the T. Rowe Price Fund at 0.15%, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Funds grow larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2014, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded at the September 11, 2013 meeting that the absence of breakpoints in the advisory fee rate schedule for the T. Rowe Price Fund was acceptable under the circumstances.

12

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0614 08/14

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date	August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date	August 26, 2014

By (Signature and Title)	/s/ Steve Rudden
Steve Rudden, Treasurer

Date	August 26, 2014